UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street

Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 09/30/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September, 30, 2018

Shares		Value
	COMMON STOCK - 99.1%
	ADVERTISING - 1.5%
2,100	Trade Desk, Inc. *	$316,911

	BANKS - 22.7%
17,700	Carolina Financial Corp.	667,644
20,000	Guaranty Bancorp.	594,000
15,300	Horizon Bancorp.	302,175
18,200	National Commerce Corp. *	751,660
12,800	Nicolet Bankshares, Inc. *	697,728
24,500	Old Line Bancshares, Inc.	775,180
16,100	Walker & Dunlop, Inc.	851,368
		4,639,755
	BUILDING MATERIALS - 4.5%
15,500	Patrick Industries, Inc. *	917,600

	COMMERCIAL SERVICES - 2.5%
1,400	HealthEquity, Inc. *	132,174
4,600	Paylocity Holding Corp. *	369,472
		501,646
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
29,400	MMA Capital Management LLC *	764,400

	ELECTRONICS - 7.8%
27,800	Alarm.com Holdings, Inc. *	1,595,720

	HEALTHCARE PRODUCTS - 5.7%
20,900	Repligen Corp. *	1,159,114

	HOME BUILDERS - 5.7%
44,100	Century Communities, Inc. *	1,157,625

	INSURANCE - 5.7
18,900	Health Insurance Innovations Inc. *	1,165,185

	INTERNET - 1.8%
4,700	Etsy, Inc. *	241,486
550	Stamps.com, Inc. *	124,410
		365,896
	LEISURE PRODUCTS - 6.9%
25,700	Malibu Boats, Inc. *	1,406,304

	MISCELLANEOUS MANUFACTURING - 5.3%
3,400	Axon Eneterprise, Inc. *	232,662
5,200	Proto Labs, Inc. *	841,100
		1,073,762

	RETAIL - 1.4%
3,100	Ollie’s Bargain Outlet Holdings, Inc. *	297,910

	SAVINGS & LOANS - 3.8%
24,100	BSB Bancorp, Inc. *	785,660

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September, 30, 2018

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	SOFTWARE - 20.1%
32,500	Blackline, Inc. *	$1,835,275
1,800	Paycom Software, Inc. *	279,738
11,300	Tabula Rasa HealthCare Inc. *	917,447
45,200	Yext Inc. *	1,071,240
		4,103,700
	TOTAL COMMON STOCK (Cost - $18,374,527)	20,251,188

	TOTAL INVESTMENTS - 99.1% (Cost - $18,374,527)	$20,251,188
	LIABILITIES LESS OTHER ASSETS - 0.9%	174,329
	NET ASSETS - 100.0%	$20,425,517

LLC - Limited Liability Company

*	Non-income producing security.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 99.1%
	AEROSPACE/DEFENSE - 4.6%
29,200	HEICO Corp.	$2,704,212

	BEVERAGES - 2.3%
23,700	Monster Beverage Corp. *	1,381,236

	BUILDING MATERIALS - 3.6%
9,700	Lennox International, Inc.	2,118,480

	COMMERCIAL SERVICES - 21.3%
21,200	Global Payments, Inc.	2,700,880
50,000	IHS Markit Ltd. *	2,698,000
30,200	PayPal Holdings, Inc. *	2,652,768
13,600	S&P Global, Inc.	2,657,304
18,800	Total System Services, Inc.	1,856,312
		12,565,264
	HEALTHCARE-PRODUCTS - 10.6%
6,900	Align Technology, Inc. *	2,699,418
11,000	IDEXX Laboratories, Inc. *	2,746,260
4,500	Stryker Corp.	799,560
		6,245,238
	HEALTHCARE-SERVICES - 4.7%
19,100	Centene Corp. *	2,765,298

	INTERNET - 10.3%
32,000	GoDaddy, Inc. *	2,668,480
6,700	Palo Alto Networks, Inc. *	1,509,242
8,400	Stamps.com, Inc. *	1,900,080
		6,077,802
	MACHINERY-DIVERSIFIED - 4.6%
9,200	Roper Technologies, Inc.	2,725,132

	RETAIL - 6.5%
8,600	Home Depot, Inc.	1,781,490
5,900	O’Reilly Automotive, Inc. *	2,049,188
		3,830,678
	SOFTWARE - 30.6%
14,450	Adobe Systems, Inc. *	3,900,777
10,500	Fair Isaac Corp. *	2,399,775
33,300	Fiserv, Inc. *	2,743,254
14,500	Paycom Software, Inc. *	2,253,445
16,600	ServiceNow, Inc. *	3,247,458
32,100	Veeva Systems, Inc. *	3,494,727
		18,039,436

	TOTAL COMMON STOCK (Cost - $48,515,057)	58,452,776

	TOTAL INVESTMENTS - 99.1% (Cost - $48,515,057)	$58,452,776
	OTHER ASSETS LESS LIABILITIES - 0.9%	562,342
	NET ASSETS - 100.0%	$59,015,118

*	Non-income producing security.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 6.0%
1,100	HEICO Corp.	$101,871

	BANKS - 5.8%
1,800	Horizon Bancorp.	35,550
2,000	Old Line Bancshares, Inc.	63,280
		98,830
	BEVERAGES - 4.5%
350	Constellation Brands, Inc.	75,467

	BUILDING MATERIALS - 4.5%
1,300	Patrick Idustries, Inc. *	76,960

	COMMERCIAL SERVICES - 10.0%
1,100	HealthEquity, Inc. *	103,851
1,200	IHS Markit Ltd. *	64,752
		168,603
	DISTRIBUTION/WHOLESALE - 5.6%
565	Pool Corp.	94,287

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
2,700	MMA Capital Management LLC *	70,200

	ENTERTAINMENT - 2.8%
170	Churchill Downs, Inc.	47,209

	HEALTHCARE PRODUCTS - 11.1%
575	Edwards Lifesciences Corp. *	100,108
350	IDEXX Laboratories, Inc. *	87,381
		187,489
	HEALTHCARE SERVICES - 5.6%
650	Centene Corp. *	94,107

	INTERNET - 3.3%
250	Stamps.com, Inc. *	56,550

	LEISURE PRODUCTS - 3.9%
1,200	Malibu Boats, Inc. *	65,664

	MISCELLANEOUS MANUFACTURING - 4.3%
450	Proto Labs, Inc. *	72,788

	RETAIL - 6.8%
1,200	Ollie’s Bargain Outlet Holdings, Inc. *	115,320

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	SOFTWARE - 20.2%
350	Adobe Systems, Inc. *	$94,483
600	Broadridge Financial Solutions, Inc.	79,170
550	Ebix, Inc.	43,533
800	Paycom Software, Inc. *	124,328
		341,513

	TOTAL COMMON STOCK (Cost - $1,220,384)	1,666,857

	TOTAL INVESTMENTS - 98.5% (Cost - $1,220,384)	$1,666,857
	OTHER ASSETS LESS LIABILITIES - 1.5%	25,550
	NET ASSETS - 100.0%	$1,692,407

Shares		Value
	SECURITIES SOLD SHORT - (41.8)% *
	COMMON STOCK - (41.8)%
	AEROSPACE/DEFENSE - (1.4)%
550	Astronics Corp.	$23,925

	AUTO MANUFACTURERS - (6.3)%
400	Tesla, Inc.	105,908

	CHEMICALS - (6.3)%
3,300	Mosaic Co.	107,184

	ENERGY-ALTERNATE SOURCES - (3.4)%
30,400	Pacific Ethanol, Inc.	57,760

	FOOD - (4.8)%
1,700	TreeHouse Foods, Inc.	81,345

	INSURANCE - (5.9)%
1,860	American International Group, Inc.	99,026

	INTERNET - (4.6)%
12,300	Liquidity Services, Inc.	78,105

	REAL ESTATE INVESTMENT TRUST - (2.6)%
800	Macerich Co.	44,232

	RETAIL - (1.1)%
220	Jack in the Box, Inc.	18,443

	TELECOMMUNICATIONS - (5.4)%
5,150	ADTRAN, Inc.	90,898

	TOTAL COMMON STOCK (Cost - $721,665)	706,826

	TOTAL SECURITIES SOLD SHORT (Proceeds - $721,665)	$706,826

LLC - Limited Liability Company

*	Non-income producing security.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Contracts (a)		Counterparty	Notional Value	Options Expiration Date	Options Exercise Price	Value
	OPTIONS PURCHASED - 57.2% *
	CALL OPTIONS PURCHASED - 29.7%
100	Corn Future, Maturing November 2018 +	Wedbush	$1,750,000	10/29/2018	$350.00	$50,000
100	Corn Future, Maturing November 2018 +	Wedbush	1,900,000	10/29/2018	380.00	4,375
100	Corn Future, Maturing November 2018 +	Wedbush	1,925,000	10/29/2018	385.00	3,125
199	Corn Future, Maturing December 2018 +	Wedbush	3,383,000	11/26/2018	340.00	189,050
1	Corn Future, Maturing December 2018 +	Wedbush	17,500	11/26/2018	350.00	613
199	Corn Future, Maturing December 2018 +	Wedbush	3,681,500	11/26/2018	370.00	44,775
900	Corn Future, Maturing December 2018 +	Wedbush	18,900,000	11/26/2018	420.00	16,875
400	Corn Future, Maturing December 2018 +	Wedbush	9,200,000	11/26/2018	460.00	2,500
200	Crude Oil Future, Maturing November 2018 +	Wedbush	12,900,000	10/18/2018	64.50	1,760,000
200	Crude Oil Future, Maturing November 2018 +	Wedbush	13,100,000	10/18/2018	65.50	1,566,000
100	Crude Oil Future, Maturing November 2018 +	Wedbush	7,150,000	10/18/2018	71.50	268,000
100	Crude Oil Future, Maturing November 2018 +	Wedbush	7,450,000	10/18/2018	74.50	112,000
200	Crude Oil Future, Maturing November 2018 +	Wedbush	15,300,000	10/18/2018	76.50	114,000
100	Crude Oil Future, Maturing November 2018 +	Wedbush	8,250,000	10/18/2018	82.50	9,000
200	Crude Oil Future, Maturing December 2018 +	Wedbush	13,000,000	11/15/2018	65.00	1,692,000
200	Crude Oil Future, Maturing December 2018 +	Wedbush	13,900,000	11/15/2018	69.50	958,000
200	Crude Oil Future, Maturing December 2018 +	Wedbush	14,700,000	11/15/2018	73.50	482,000
100	Crude Oil Future, Maturing December 2018 +	Wedbush	7,400,000	11/15/2018	74.00	218,000
220	Crude Oil Future, Maturing December 2018 +	Wedbush	16,830,000	11/15/2018	76.50	286,000
100	Crude Oil Future, Maturing December 2018 +	Wedbush	7,700,000	11/15/2018	77.00	117,000
110	Crude Oil Future, Maturing December 2018 +	Wedbush	8,635,000	11/15/2018	78.50	92,400
100	Crude Oil Future, Maturing December 2018 +	Wedbush	8,150,000	11/15/2018	81.50	44,000
100	Crude Oil Future, Maturing January 2019 +	Wedbush	6,100,000	12/17/2018	61.00	1,223,000
100	Crude Oil Future, Maturing January 2019 +	Wedbush	6,750,000	12/17/2018	67.50	676,000
100	Crude Oil Future, Maturing January 2019 +	Wedbush	6,800,000	12/17/2018	68.00	639,000
50	Crude Oil Future, Maturing January 2019 +	Wedbush	3,875,000	12/17/2018	77.50	81,500
50	Crude Oil Future, Maturing January 2019 +	Wedbush	3,900,000	12/17/2018	78.00	75,000
100	Crude Oil Future, Maturing February 2019 +	Wedbush	6,500,000	1/17/2019	65.00	892,000
90	Crude Oil Future, Maturing February 2019 +	Wedbush	6,255,000	1/17/2019	69.50	513,000
290	Crude Oil Future, Maturing February 2019 +	Wedbush	20,735,000	1/17/2019	71.50	1,307,900
220	Crude Oil Future, Maturing March 2019 +	Wedbush	16,610,000	2/15/2019	75.50	655,600
202	Crude Oil Future, Maturing March 2019 +	Wedbush	15,352,000	2/15/2019	76.00	563,580
110	Crude Oil Future, Maturing March 2019 +	Wedbush	8,635,000	2/15/2019	78.50	221,100
101	Crude Oil Future, Maturing March 2019 +	Wedbush	8,484,000	2/15/2019	84.00	96,960
200	Gold Future, Maturing November 2018 +	Wedbush	23,800,000	10/26/2018	1,190.00	300,000
100	Gold Future, Maturing November 2018 +	Wedbush	12,150,000	10/26/2018	1,215.00	51,000
400	Gold Future, Maturing November 2018 +	Wedbush	49,000,000	10/26/2018	1,225.00	128,000
100	Gold Future, Maturing November 2018 +	Wedbush	12,450,000	10/26/2018	1,245.00	14,000
250	Gold Future, Maturing November 2018 +	Wedbush	33,250,000	10/26/2018	1,330.00	5,000
250	Gold Future, Maturing November 2018 +	Wedbush	33,500,000	10/26/2018	1,340.00	5,000
250	Gold Future, Maturing November 2018 +	Wedbush	33,625,000	10/26/2018	1,345.00	5,000
150	Gold Future, Maturing December 2018 +	Wedbush	18,000,000	11/28/2018	1,200.00	240,000
150	Gold Future, Maturing December 2018 +	Wedbush	18,450,000	11/28/2018	1,230.00	102,000
100	Gold Future, Maturing January 2019 +	Wedbush	12,950,000	12/27/2018	1,295.00	30,000
100	Gold Future, Maturing February 2019 +	Wedbush	12,300,000	1/29/2019	1,230.00	154,000
200	Gold Future, Maturing February 2019 +	Wedbush	25,700,000	1/29/2019	1,285.00	114,000
100	Gold Future, Maturing February 2019 +	Wedbush	13,350,000	1/29/2019	1,335.00	26,000
100	Gold Future, Maturing February 2019 +	Wedbush	13,650,000	1/29/2019	1,365.00	17,000
100	Gold Future, Maturing February 2019 +	Wedbush	13,700,000	1/29/2019	1,370.00	16,000
100	Gold Future, Maturing March 2019 +	Wedbush	13,500,000	2/26/2019	1,350.00	35,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,096,519)					16,216,353

	PUT OPTIONS PURCHASED - 27.5%
500	Corn Future, Maturing December 2018 +	Wedbush	7,750,000	11/26/2018	310.00	6,250
500	Corn Future, Maturing December 2018 +	Wedbush	8,250,000	11/26/2018	330.00	28,125
110	Crude Oil Future, Maturing November 2018 +	Wedbush	5,720,000	10/18/2018	52.00	1,100
100	Crude Oil Future, Maturing November 2018 +	Wedbush	5,850,000	10/18/2018	58.50	1,000
200	Crude Oil Future, Maturing November 2018 +	Wedbush	13,400,000	10/18/2018	67.00	32,000
100	Crude Oil Future, Maturing November 2018 +	Wedbush	7,000,000	10/18/2018	70.00	55,000
50	Crude Oil Future, Maturing November 2018 +	Wedbush	3,750,000	10/18/2018	75.00	134,500
110	Crude Oil Future, Maturing December 2018 +	Wedbush	5,335,000	11/15/2018	48.50	1,100
110	Crude Oil Future, Maturing December 2018 +	Wedbush	6,105,000	11/15/2018	55.50	4,400
200	Crude Oil Future, Maturing December 2018 +	Wedbush	12,100,000	11/15/2018	60.50	26,000
200	Crude Oil Future, Maturing December 2018 +	Wedbush	12,300,000	11/15/2018	61.50	34,000
20	Crude Oil Future, Maturing December 2018 +	Wedbush	1,270,000	11/15/2018	63.50	5,600
220	Crude Oil Future, Maturing December 2018 +	Wedbush	14,410,000	11/15/2018	65.50	103,400
200	Crude Oil Future, Maturing December 2018 +	Wedbush	13,300,000	11/15/2018	66.50	122,000
100	Crude Oil Future, Maturing January 2019 +	Wedbush	5,550,000	12/17/2018	55.50	12,000
100	Crude Oil Future, Maturing January 2019 +	Wedbush	6,550,000	12/17/2018	65.50	95,000
200	Crude Oil Future, Maturing February 2019 +	Wedbush	12,200,000	1/17/2019	61.00	126,000
100	Crude Oil Future, Maturing February 2019 +	Wedbush	6,650,000	1/17/2019	66.50	161,000
20	Gold Future, Maturing November 2018 +	Wedbush	2,280,000	10/26/2018	1,140.00	1,400
2	Gold Future, Maturing November 2018 +	Wedbush	231,000	10/26/2018	1,155.00	300
296	Gold Future, Maturing November 2018 +	Wedbush	34,632,000	10/26/2018	1,170.00	94,720
300	Gold Future, Maturing November 2018 +	Wedbush	36,000,000	10/26/2018	1,200.00	411,000

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts (a)		Counterparty	Notional Value	Options Expiration Date	Options Exercise Price	Value
	OPTIONS PURCHASED - 57.2% (Continued) *
	PUT OPTIONS PURCHASED - 27.5% (Continued)
$610	Gold Future, Maturing November 2018 +	Wedbush	$74,115,000	10/26/2018	$1,215.00	$1,451,800
200	Gold Future, Maturing November 2018 +	Wedbush	24,400,000	10/26/2018	1,220.00	556,000
100	Gold Future, Maturing November 2018 +	Wedbush	12,350,000	10/26/2018	1,235.00	409,000
610	Gold Future, Maturing November 2018 +	Wedbush	76,250,000	10/26/2018	1,250.00	3,348,900
220	Gold Future, Maturing November 2018 +	Wedbush	28,490,000	10/26/2018	1,295.00	2,180,200
50	Gold Future, Maturing November 2018 +	Wedbush	6,575,000	10/26/2018	1,315.00	595,000
300	Gold Future, Maturing November 2018 +	Wedbush	40,650,000	10/26/2018	1,355.00	4,767,000
110	Gold Future, Maturing December 2018 +	Wedbush	12,485,000	11/28/2018	1,135.00	26,400
55	Gold Future, Maturing December 2018 +	Wedbush	6,490,000	11/28/2018	1,180.00	59,400
200	Gold Future, Maturing January 2019 +	Wedbush	22,200,000	12/27/2018	1,110.00	36,000
100	Gold Future, Maturing January 2019 +	Wedbush	11,500,000	12/27/2018	1,150.00	56,000
200	Gold Future, Maturing February 2019 +	Wedbush	21,900,000	1/29/2019	1,095.00	44,000
100	Gold Future, Maturing March 2019 +	Wedbush	11,150,000	2/26/2019	1,115.00	46,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $11,987,277)					15,031,595

	TOTAL OPTIONS PURCHASED (Cost - $24,083,796)					31,247,948

Principal			Coupon Rate (%)	Maturity		Value
	UNITED STATES GOVERNMENT SECURITIES - 74.8%
$3,000,000	United States Treasury Note		1.750%	10/31/2018		2,999,256
4,000,000	United States Treasury Note		3.750%	11/15/2018		4,007,955
2,000,000	United States Treasury Note		1.250%	11/30/2018		1,997,030
9,000,000	United States Treasury Note		1.375%	11/30/2018		8,988,460
3,000,000	United States Treasury Note		1.250%	12/15/2018		2,994,259
5,000,000	United States Treasury Note		1.500%	1/31/2019		4,986,579
1,000,000	United States Treasury Note		1.500%	2/28/2019		996,445
3,000,000	United States Treasury Note		1.000%	3/15/2019		2,981,133
3,000,000	United States Treasury Note +		1.000%	3/15/2019		2,981,133
3,000,000	United States Treasury Note		1.250%	4/30/2019		2,979,609
2,000,000	United States Treasury Note		0.750%	7/15/2019		1,972,109
1,000,000	United States Treasury Note		1.625%	8/31/2019		990,996
2,000,000	United States Treasury Note		1.000%	9/30/2019		1,967,695
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $40,991,241)					40,842,659

Shares
	PRIVATE INVESTMENT FUND - 6.0%
30,668	Prime Meridian Income QP Fund LP ++ #					3,266,372
	TOTAL PRIVATE INVESTMENT FUND (Cost - $3,105,989)					3,266,372

	TOTAL INVESTMENTS - 138.0% (Cost - $68,181,026)					$75,356,979
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.0)% ^					(20,732,488)
	NET ASSETS - 100.0%					$54,624,491

Contracts (a)		Counterparty	Notional Value	Options Expiration Date	Options Exercise Price	Value
	OPTIONS WRITTEN - (60.5)% *
	CALL OPTIONS WRITTEN - (28.7)%
300	Corn Future, Maturing November 2018 +	Wedbush	$5,550,000	10/29/2018	$370.00	$31,875
199	Corn Future, Maturing December 2018 +	Wedbush	3,582,000	11/26/2018	360.00	75,869
500	Corn Future, Maturing December 2018 +	Wedbush	9,500,000	11/26/2018	380.00	62,500
400	Corn Future, Maturing December 2018 +	Wedbush	7,800,000	11/26/2018	390.00	27,500
200	Corn Future, Maturing December 2018 +	Wedbush	4,000,000	11/26/2018	400.00	7,500
400	Corn Future, Maturing December 2018 +	Wedbush	8,800,000	11/26/2018	440.00	5,000
200	Crude Oil Future, Maturing November 2018 +	Wedbush	13,400,000	10/18/2018	67.00	1,282,000
200	Crude Oil Future, Maturing November 2018 +	Wedbush	13,600,000	10/18/2018	68.00	1,098,000
200	Crude Oil Future, Maturing November 2018 +	Wedbush	13,800,000	10/18/2018	69.00	924,000
100	Crude Oil Future, Maturing November 2018 +	Wedbush	7,000,000	10/18/2018	70.00	379,000
220	Crude Oil Future, Maturing November 2018 +	Wedbush	16,500,000	10/18/2018	75.00	209,000
150	Crude Oil Future, Maturing November 2018 +	Wedbush	11,775,000	10/18/2018	78.50	43,500
220	Crude Oil Future, Maturing November 2018 +	Wedbush	17,490,000	10/18/2018	79.50	44,000
90	Crude Oil Future, Maturing November 2018 +	Wedbush	7,740,000	10/18/2018	86.00	3,600
200	Crude Oil Future, Maturing December 2018 +	Wedbush	13,300,000	11/15/2018	66.50	1,430,000
400	Crude Oil Future, Maturing December 2018 +	Wedbush	28,200,000	11/15/2018	70.50	1,640,000
100	Crude Oil Future, Maturing December 2018 +	Wedbush	7,500,000	11/15/2018	75.00	179,000
100	Crude Oil Future, Maturing December 2018 +	Wedbush	7,750,000	11/15/2018	77.50	105,000
300	Crude Oil Future, Maturing January 2019 +	Wedbush	19,500,000	12/17/2018	65.00	2,616,000
90	Crude Oil Future, Maturing January 2019 +	Wedbush	6,165,000	12/17/2018	68.50	542,700
90	Crude Oil Future, Maturing January 2019 +	Wedbush	6,300,000	12/17/2018	70.00	451,800
220	Crude Oil Future, Maturing January 2019 +	Wedbush	16,170,000	12/17/2018	73.50	679,800
110	Crude Oil Future, Maturing January 2019 +	Wedbush	8,305,000	12/17/2018	75.50	249,700
300	Crude Oil Future, Maturing February 2019 +	Wedbush	20,700,000	1/17/2019	69.00	1,809,000
202	Crude Oil Future, Maturing February 2019 +	Wedbush	14,948,000	1/17/2019	74.00	658,520
101	Crude Oil Future, Maturing February 2019 +	Wedbush	8,130,500	1/17/2019	80.50	129,280
600	Gold Future, Maturing November 2018 +	Wedbush	72,600,000	10/26/2018	1,210.00	378,000
100	Gold Future, Maturing November 2018 +	Wedbush	12,200,000	10/26/2018	1,220.00	40,000
100	Gold Future, Maturing November 2018 +	Wedbush	12,500,000	10/26/2018	1,250.00	12,000

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts (a)		Counterparty	Notional Value	Options Expiration Date	Options Exercise Price	Value
	OPTIONS WRITTEN - (60.5)% (Continued) *
	CALL OPTIONS WRITTEN - (28.7)% (Continued)
250	Gold Future, Maturing November 2018 +	Wedbush	$34,000,000	10/26/2018	$1,360.00	$5,000
250	Gold Future, Maturing November 2018 +	Wedbush	35,000,000	10/26/2018	1,400.00	2,500
150	Gold Future, Maturing December 2018 +	Wedbush	18,150,000	11/28/2018	1,210.00	180,000
50	Gold Future, Maturing December 2018 +	Wedbush	6,100,000	11/28/2018	1,220.00	45,000
100	Gold Future, Maturing December 2018 +	Wedbush	12,550,000	11/28/2018	1,255.00	35,000
100	Gold Future, Maturing January 2019 +	Wedbush	13,150,000	12/27/2018	1,315.00	21,000
100	Gold Future, Maturing January 2019 +	Wedbush	13,350,000	12/27/2018	1,335.00	15,000
100	Gold Future, Maturing January 2019 +	Wedbush	14,100,000	12/27/2018	1,410.00	6,000
300	Gold Future, Maturing February 2019 +	Wedbush	37,950,000	1/29/2019	1,265.00	243,000
100	Gold Future, Maturing February 2019 +	Wedbush	13,850,000	1/29/2019	1,385.00	14,000
100	Gold Future, Maturing March 2019 +	Wedbush	14,000,000	2/26/2019	1,400.00	19,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $12,587,611)					15,699,644

	PUT OPTIONS WRITTEN - (31.8)%
1,000	Corn Future, Maturing December 2018 +	Wedbush	16,000,000	11/26/2018	320.00	25,000
10	Crude Oil Future, Maturing November 2018 +	Wedbush	485,000	10/18/2018	48.50	100
10	Crude Oil Future, Maturing November 2018 +	Wedbush	510,000	10/18/2018	51.00	100
100	Crude Oil Future, Maturing November 2018 +	Wedbush	6,200,000	10/18/2018	62.00	2,000
420	Crude Oil Future, Maturing November 2018 +	Wedbush	27,090,000	10/18/2018	64.50	25,200
320	Crude Oil Future, Maturing November 2018 +	Wedbush	21,280,000	10/18/2018	66.50	41,600
150	Crude Oil Future, Maturing November 2018 +	Wedbush	10,800,000	10/18/2018	72.00	166,500
300	Crude Oil Future, Maturing December 2018 +	Wedbush	18,750,000	11/15/2018	62.50	66,000
100	Crude Oil Future, Maturing January 2019 +	Wedbush	5,850,000	12/17/2018	58.50	22,000
100	Crude Oil Future, Maturing January 2019 +	Wedbush	6,300,000	12/17/2018	63.00	58,000
300	Crude Oil Future, Maturing February 2019 +	Wedbush	18,900,000	1/17/2019	63.00	270,000
200	Gold Future, Maturing November 2018 +	Wedbush	22,400,000	10/26/2018	1,120.00	8,000
408	Gold Future, Maturing November 2018 +	Wedbush	48,144,000	10/26/2018	1,180.00	220,320
100	Gold Future, Maturing November 2018 +	Wedbush	11,900,000	10/26/2018	1,190.00	88,000
500	Gold Future, Maturing November 2018 +	Wedbush	61,500,000	10/26/2018	1,230.00	1,820,000
300	Gold Future, Maturing November 2018 +	Wedbush	37,650,000	10/26/2018	1,255.00	1,791,000
510	Gold Future, Maturing November 2018 +	Wedbush	64,260,000	10/26/2018	1,260.00	3,289,500
200	Gold Future, Maturing November 2018 +	Wedbush	25,300,000	10/26/2018	1,265.00	1,388,000
100	Gold Future, Maturing November 2018 +	Wedbush	12,700,000	10/26/2018	1,270.00	743,000
214	Gold Future, Maturing November 2018 +	Wedbush	27,927,000	10/26/2018	1,305.00	2,332,600
50	Gold Future, Maturing November 2018 +	Wedbush	6,550,000	10/26/2018	1,310.00	570,000
300	Gold Future, Maturing November 2018 +	Wedbush	40,050,000	10/26/2018	1,335.00	4,167,000
300	Gold Future, Maturing January 2019 +	Wedbush	33,750,000	12/27/2018	1,125.00	84,000
55	Gold Future, Maturing January 2019 +	Wedbush	6,462,500	12/27/2018	1,175.00	61,600
200	Gold Future, Maturing February 2019 +	Wedbush	22,400,000	1/29/2019	1,120.00	78,000
100	Gold Future, Maturing February 2019 +	Wedbush	11,450,000	1/29/2019	1,145.00	72,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $16,516,843)					17,389,520

	TOTAL OPTIONS WRITTEN (Premiums Received - $29,104,454)					$33,089,164

*	Non-income producing security.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC.

++	Affiliated issuer.

^	A portion of this is cash held as collateral for open options contracts.

(a)	Each contract is equivalent to one underlying futures contract.

#	The security is illiquid; total illiquid securities represent 6.0% of net assets.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS - 9.1%
	CALL OPTIONS PURCHASED - 7.2% *
1,500	S&P 500 Index Future, Maturing December 2018	HSBC	$1,078,125,000	10/22/2018 - $2,875	$21,262,500
1,500	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	1,102,500,000	10/22/2018 - $2,940	4,800,000
2,500	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	1,850,000,000	10/22/2018 - $2,960	4,000,000
2,250	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	1,681,875,000	11/19/2018 - $2,990	5,962,500
1,000	S&P 500 Index Future, Maturing December 2018	HSBC, Wedbush	750,000,000	11/19/2018 - $3,000	2,100,000
1,500	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	1,128,750,000	11/19/2018 - $3,010	2,475,000
1,000	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	762,500,000	11/30/2018 - $3,050	1,137,500
2,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	1,530,000,000	11/30/2018 - $3,060	1,900,000
2,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	1,537,500,000	11/30/2018 - $3,075	1,475,000
2,000	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	1,525,000,000	12/24/2018 - $3,050	4,350,000
1,000	S&P 500 Index Future, Maturing December 2018	Wedbush	765,000,000	12/24/2018 - $3,060	1,850,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $47,810,500)				51,312,500

	PUT OPTIONS PURCHASED - 1.9% *
250	S&P 500 Index Future, Maturing December 2018	RCG	131,250,000	10/22/2018 - $2,100	15,625
5,250	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	3,018,750,000	11/19/2018 - $2,300	2,756,250
1,750	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	962,500,000	11/19/2018 - $2,200	678,125
3,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	1,650,000,000	11/30/2018 - $2,200	1,575,000
3,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, RCG, Wedbush	1,650,000,000	12/24/2018 - $2,200	2,437,500
3,000	S&P 500 Index Future, Maturing December 2018	RBC, RCG, Wedbush	1,575,000,000	12/31/2018 - $2,100	2,100,000
4,250	S&P 500 Index Future, Maturing March 2019	HSBC, RBC, Wedbush	2,231,250,000	1/22/2019 - $2,100	4,143,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $15,329,643)				13,706,250

	TOTAL PURCHASED OPTIONS (Cost - $63,140,143)				65,018,750

	PRIVATE INVESTMENT FUND - 9.7%
652,676	Prime Meridian Income QP Fund, LP # +				69,509,607
	TOTAL PRIVATE INVESTMENT FUND (Cost - $66,057,430)				69,509,607

Principal
	UNITED STATES GOVERNMENT SECURITIES - 38.3%
$25,000,000	United States Treasury Notes, 0.875%, 10/15/2018				24,988,981
50,000,000	United States Treasury Notes, 0.750%, 10/31/2018				49,947,245
100,000,000	United States Treasury Notes, 1.250%, 11/15/2018				99,896,341
100,000,000	United States Treasury Notes, 1.375%, 11/30/2018				99,871,774
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $275,028,397)				274,704,341

	SHORT-TERM INVESTMENTS - 25.9%
	MONEY MARKET FUNDS - 25.9%
185,386,693	Goldman Sachs Financial Square Funds - Institutional Class, 1.93% **				185,386,693
	TOTAL SHORT-TERM INVESTMENTS (Cost - $185,386,693)				185,386,693

	TOTAL INVESTMENTS - 83.0% (Cost - $589,612,663)				$594,619,391
	OTHER ASSETS LESS LIABILITIES - 17.0%				122,197,582
	NET ASSETS - 100.0%				$716,816,973

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (13.0)% *
	CALL OPTIONS WRITTEN - (10.8)%
4,000	S&P 500 Index Future, Maturing December 2018	HSBC, Wedbush	$2,925,000,000	10/22/2018 - $2,925	20,300,000
3,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	2,250,000,000	10/22/2018 - $3,000	1,350,000
2,500	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	1,843,750,000	11/19/2018 - $2,950	15,500,000
2,500	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	1,906,250,000	11/19/2018 - $3,050	1,781,250
4,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	3,060,000,000	11/19/2018 - $3,060	2,350,000
2,000	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	1,550,000,000	11/30/2018 - $3,100	1,000,000
4,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, Wedbush	3,110,000,000	11/30/2018 - $3,110	1,750,000
2,000	S&P 500 Index Future, Maturing December 2018	HSBC, Wedbush	1,462,500,000	12/24/2018 - $2,925	28,350,000
4,000	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	3,100,000,000	12/24/2018 - $3,100	3,850,000
2,000	S&P 500 Index Future, Maturing December 2018	Wedbush	1,555,000,000	12/24/2018 - $3,110	1,650,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $86,645,875)				$77,881,250

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (13.0)% * (Continued)
	PUT OPTIONS WRITTEN - (2.2)%
500	S&P 500 Index Future, Maturing December 2018	Wedbush	$262,500,000	10/22/2018 - $2,100	$31,250
3,000	S&P 500 Index Future, Maturing December 2018	RBC, RCG	1,650,000,000	10/22/2018 - $2,200	300,000
1,500	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	900,000,000	10/22/2018 - $2,400	318,750
1,000	S&P 500 Index Future, Maturing December 2018	HSBC	600,000,000	10/31/2018 - $2,400	350,000
250	S&P 500 Index Future, Maturing December 2018	HSBC	151,875,000	11/19/2018 - $2,430	196,875
750	S&P 500 Index Future, Maturing December 2018	RCG	457,500,000	11/19/2018 - $2,440	609,375
2,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC, RCG, Wedbush	1,225,000,000	11/19/2018 - $2,450	1,675,000
750	S&P 500 Index Future, Maturing December 2018	HSBC	389,062,500	11/30/2018 - $2,075	271,875
250	S&P 500 Index Future, Maturing December 2018	RBC	151,250,000	11/30/2018 - $2,420	259,375
750	S&P 500 Index Future, Maturing December 2018	RBC, RCG	455,625,000	11/30/2018 - $2,430	806,250
750	S&P 500 Index Future, Maturing December 2018	RCG, Wedbush	457,500,000	11/30/2018 - $2,440	834,375
500	S&P 500 Index Future, Maturing December 2018	Wedbush	306,250,000	11/30/2018 - $2,450	575,000
250	S&P 500 Index Future, Maturing December 2018	RBC	153,750,000	11/30/2018 - $2,460	303,125
500	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	312,500,000	11/30/2018 - $2,500	687,500
250	S&P 500 Index Future, Maturing December 2018	HSBC	152,500,000	12/24/2018 - $2,440	425,000
500	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	306,250,000	12/24/2018 - $2,450	887,500
500	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	307,500,000	12/24/2018 - $2,460	925,000
250	S&P 500 Index Future, Maturing December 2018	HSBC	154,687,500	12/24/2018 - $2,475	487,500
1,000	S&P 500 Index Future, Maturing December 2018	HSBC, RBC	621,250,000	12/24/2018 - $2,485	2,025,000
1,500	S&P 500 Index Future, Maturing December 2018	RBC, Wedbush	933,750,000	12/24/2018 - $2,490	3,075,000
250	S&P 500 Index Future, Maturing December 2018	RBC	155,937,500	12/24/2018 - $2,495	525,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $23,140,649)				$15,568,750
	TOTAL OPTIONS WRITTEN (Premiums Received - $109,786,524)				$93,450,000

LP - Limited Partnership

HSBC - Hongkong and Shanghai Banking Corporation

RCG - Rosenthal Collins Group

RBC - Royal Bank of Canada

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2018, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 9.7% of net assets.

^	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 13.0%
	INTERNET - 3.6%
$115,000	Twitter, Inc.	0.250	9/15/2019	$111,636

	PHARMACEUTICALS - 6.7%
160,000	Herbalife Nutrition Ltd.	2.000	8/15/2019	208,513

	REITS - 2.7%
85,000	Spirit Realty Capital, Inc.	2.875	5/15/2019	85,000

	TOTAL CONVERTIBLE BONDS (Cost - $345,891)			405,149

	CORPORATE BONDS - 78.6%
	AEROSPACE/DEFENSE - 4.7%
141,000	Arconic, Inc.	6.150	8/15/2020	146,816

	BANKS - 3.9%
119,000	Bank of America Corp.	7.625	6/1/2019	122,685

	BIOTECHNOLOGY - 5.5%
45,000	Amgen, Inc.	5.700	2/1/2019	45,478
126,000	Celgene Corp.	2.250	5/15/2019	125,577
				171,055
	COMMERCIAL SERVICES - 7.8%
145,000	Quad Graphics, Inc.	7.000	5/1/2022	147,537
95,000	Western Union Co.	3.350	5/22/2019	95,212
				242,749
	COMPUTERS - 4.2%
130,000	HP, Inc.	2.750	1/14/2019	130,062

	DIVERSIFIED FINANCIAL SERVICES - 10.1%
115,000	Ally Financial, Inc.	4.625	5/19/2022	116,148
200,000	Synchrony Financial	3.000	8/15/2019	199,635
				315,783
	HEALTHCARE-SERVICES - 4.8%
140,000	HCA, Inc.	5.875	3/15/2022	148,750

	INVESTMENT COMPANIES - 3.7%
115,000	PennantPark Investment Corp.	4.500	10/1/2019	115,634

	MINING - 1.6%
50,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	49,813

	OIL & GAS - 8.9%
275,000	Nabors Industries, Inc.	5.000	9/15/2020	278,697

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 78.6% (Continued)
	PHARMACEUTICALS - 5.4%
$140,000	CVS Health Corp.	3.700	3/9/2023	$139,409
30,000	Mylan NV	2.500	6/7/2019	29,895
				169,304
	PIPELINES - 4.7%
146,000	SemGroup, Corp. / Rose Rock Finance, Corp.	5.625	7/15/2022	145,635

	RETAIL - 8.7%
145,000	Family Dollar Stores, Inc.	5.000	2/1/2021	149,531
120,000	Macy’s Retail Holdings, Inc.	3.875	1/15/2022	119,750
				269,281
	SOFTWARE - 4.6%
145,000	Fiserv, Inc.	2.700	6/1/2020	143,777

	TOTAL CORPORATE BONDS (Cost - $2,460,661)			2,450,041

	TOTAL INVESTMENTS - 91.6% (Cost - $2,806,552)			$2,855,190
	OTHER ASSETS LESS LIABILITIES - 8.4%			262,310
	NET ASSETS - 100.0%			$3,117,500

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 63.8%
	AGGREGATE BOND - 26.0%
3,000	First Trust Enhanced Short Maturity ETF	$180,060
3,500	Invesco Ultra Short Duration ETF	175,788
3,050	Janus Henderson Short Duration Income ETF	152,958
1,750	PIMCO Enhanced Short Maturity Active	177,835
1,600	Schwab U.S. Aggregate Bond ETF	80,400
2,300	Vanguard Short-Term Bond ETF	179,469
		946,509
	CORPORATE BOND - 23.1%
5,800	Invesco BulletShares 2020 Corporate Bond ETF	122,264
3,400	iShares Short-Term Corporate Bond ETF	176,222
3,500	iShares Floating Rate Bond ETF	178,570
3,600	iShares Short Maturity Bond ETF	180,666
2,300	Vanguard Short-Term Corporate Bond ETF	179,768
		837,490
	FIXED INCOME - 9.9%
7,800	Invesco Senior Loan ETF	180,726
3,800	SPDR Blackstone / GSO Senior Loan ETF	179,930
		360,656
	INDEX RELATED - 4.8%
3,300	SPDR Bloomberg Barclays Convertible Securities	178,002

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,321,508)	2,322,657

	OPEN ENDED FUND - 10.8%
31,523	AlphaCentric Income Opportunities Fund + (Cost - $387,719)	391,836

	TOTAL INVESTMENTS - 74.6% (Cost - $2,709,227)	$2,714,493
	OTHER ASSETS LESS LIABILITIES - (25.4)%	924,364
	NET ASSETS - 100.0%	$3,638,857

	TOTAL RETURN SWAPS - (6.8)%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial baises present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

							Unrealized
		Notional		Expiration	Pay/Receive	Upfront	Appreciation/
Shares	Reference Entity	Amount	Counterparty	Date	Fixed Rate	Payments	Depreciation
1,262	BNP Paribas Catalyst Systematic Index	$2,470,250	BNP Paribas	12/24/2018	0.5000%	—	$(194,314)
1,014	BNP Paribas Catalyst Systematic Index	1,779,750	BNP Paribas	2/12/2019	0.5000%	—	44,922
786	BNP Paribas Catalyst Systematic Index	1,400,000	BNP Paribas	3/1/2019	0.5000%	—	15,689
							$(133,703)

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

BNP Paribas Catalyst Systematic Index Swap Holdings Top 50 Holdings ^

						Unrealized
						Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity		(Depreciation)	Weighted%

	OPEN LONG FUTURES CONTRACTS
38	E10 Future	BNP Paribas	$6,971,184	December-18		$(86,283)	15.30%
5	ICE Brent Crude Future	BNP Paribas	402,943	December-18		27,748	0.88%
3	ICE Brent Crude Future	BNP Paribas	244,235	May-19		15,465	0.54%
1	JGB Future	BNP Paribas	1,733,085	December-18		(1,961)	3.80%
14	LME Aluminium HG Future	BNP Paribas	732,918	January-19		(25,267)	1.61%
2	LME Copper Future	BNP Paribas	263,103	January-19		12,272	0.58%
4	LME Nickel Future	BNP Paribas	320,000	March-19		(5,701)	0.70%
10	LME Zinc Future	BNP Paribas	673,385	January-19		43,444	1.48%
30	Nikkei Future	BNP Paribas	3,176,540	December-18		205,187	6.97%
248	NYMEX Heating Oil Future	BNP Paribas	243,982	March-19		12,088	0.54%
185	NYMEX Heating Oil Future	BNP Paribas	181,289	April-19		9,338	0.40%
13	NYMEX Natural Gas Future	BNP Paribas	354,528	April-19		(8,651)	0.78%
19	NYMEX Natural Gas Future	BNP Paribas	546,698	March-19		(2,131)	1.20%
6	NYMEX WTI Crude Future	BNP Paribas	372,426	June-20		23,874	0.82%
24	S&P 500 Future	BNP Paribas	3,462,221	December-18		14,890	7.60%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					234,312

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(41)	10 Year US Future	BNP Paribas	(4,875,273)	December-18		60,173	10.70%
(19)	CBOE VIX Future	BNP Paribas	(270,010)	October-18		21,352	0.59%
(253)	CMX Copper Future	BNP Paribas	(176,938)	December-18		(8,877)	0.39%
(7)	CMX Gold Future	BNP Paribas	(888,294)	December-18		7,729	1.95%
(7)	Emerging Future	BNP Paribas	(347,074)	December-18		2,950	0.76%
(48)	Eurostoxx 50 Future	BNP Paribas	(1,874,695)	December-18		(8,898)	4.11%
(10)	HSCEI Future	BNP Paribas	(703,926)	October-18		(13,289)	1.54%
(4)	ICE Brent Crude Future	BNP Paribas	(321,639)	January-19		(21,309)	0.71%
(3)	ICE Brent Crude Future	BNP Paribas	(244,458)	March-19		(15,632)	0.54%
(13)	LME Aluminium HG Future	BNP Paribas	(678,308)	November-18		17,875	1.49%
(4)	LME Nickel Future	BNP Paribas	(302,244)	November-18		1,856	0.66%
(10)	LME Zinc Future	BNP Paribas	(645,976)	November-18		(49,266)	1.42%
(147)	NYMEX Heating Oil Future	BNP Paribas	(145,452)	November-18		(6,638)	0.32%
(247)	NYMEX Heating Oil Future	BNP Paribas	(244,012)	January-19		(11,509)	0.54%
(8)	NYMEX Natural Gas Future	BNP Paribas	(242,747)	November-18		(5,699)	0.53%
(17)	NYMEX Natural Gas Future	BNP Paribas	(548,871)	January-19		(9,694)	1.20%
(4)	NYMEX WTI Crude Future	BNP Paribas	(301,341)	November-18		(16,855)	0.66%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					(55,730)

					Exercise
Contracts					Price	Value
	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
48	S&P 500 Index	BNP Paribas	142,311	10/12/2018	$2,976.78	$60	0.31%
47	S&P 500 Index	BNP Paribas	142,690	10/12/2018	3,033.37	13	0.31%
49	S&P 500 Index	BNP Paribas	149,337	10/12/2018	3,049.39	10	0.33%
48	S&P 500 Index	BNP Paribas	140,598	10/19/2018	2,907.95	1,354	0.31%
48	S&P 500 Index	BNP Paribas	139,462	10/19/2018	2,930.75	699	0.31%
50	S&P 500 Index	BNP Paribas	147,716	10/19/2018	2,980.65	120	0.32%
49	S&P 500 Index	BNP Paribas	146,522	10/19/2018	3,004.02	67	0.32%
46	S&P 500 Index	BNP Paribas	139,537	10/19/2018	3,049.53	24	0.31%
51	S&P 500 Index	BNP Paribas	155,010	10/19/2018	3,053.35	25	0.34%
50	S&P 500 Index	BNP Paribas	153,756	10/19/2018	3,077.29	16	0.34%
47	S&P 500 Index	BNP Paribas	138,319	10/26/2018	2,914.00	1,395	0.30%
49	S&P 500 Index	BNP Paribas	145,321	10/26/2018	2,986.85	158	0.32%
46	S&P 500 Index	BNP Paribas	138,265	10/26/2018	2,988.45	142	0.30%
47	S&P 500 Index	BNP Paribas	144,175	10/26/2018	3,051.27	35	0.32%
50	S&P 500 Index	BNP Paribas	152,496	10/26/2018	3,059.70	32	0.33%
47	S&P 500 Index	BNP Paribas	145,092	10/26/2018	3,061.34	29	0.32%
47	S&P 500 Index	BNP Paribas	144,692	10/26/2018	3,065.34	27	0.32%
46	S&P 500 Index	BNP Paribas	140,071	10/26/2018	3,076.15	22	0.31%
	TOTAL CALL OPTIONS WRITTEN					4,228

	TOTAL OPTIONS WRITTEN					4,228

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 97.0%
	ADVERTISING - 0.3%
60	Trade Desk, Inc. *	$9,055

	AIRLINES - 0.7%
200	Alaska Air Group, Inc.	13,772
500	Mesa Air Group, Inc. *	6,930
		20,702
	APPAREL - 0.7%
200	Farfetch Ltd. *	5,446
637	Under Armour, Inc. *	13,517
		18,963
	AUTO MANUFACTURERS - 2.4%
3,363	Fiat Chrysler Automobiles NV *	58,886
1,000	NIO, Inc. - ADR *	6,980
		65,866
	AUTO PARTS & EQUIPMENT - 0.3%
136	Veoneer, Inc. *	7,489

	BANKS - 1.2%
375	Amalgamated Bank *	7,234
90	Bank of NT Butterfield & Son Ltd.	4,667
304	Bank7 Corp. *	5,852
500	Capital Bancorp, Inc. *	6,360
352	Coastal Financial Corp. *	5,984
95	Great Western Bancorp, Inc.	4,008
		34,105
	BEVERAGES - 0.2%
250	Keurig Dr Pepper, Inc.	5,793

	BIOTECHNOLOGY - 8.0%
270	Allakos, Inc. *	12,147
84	Argenx SE - ADR *	6,371
330	Arvinas, Inc. *	5,567
205	Avrobio, Inc. *	10,633
333	ElectroCore LLC *	4,662
140	FibroGen, Inc. *	8,505
300	Kezar Life Sciences, Inc. *	6,423
461	Liquidia Technologies, Inc.	12,645
395	MeiraGTx Holdings plc *	5,372
375	Replimune Group, Inc. *	6,038
250	Rubius Therapeutics, Inc. *	6,000
524	Shire PLC - ADR	94,986
428	Translate Bio, Inc. *	4,280
476	UNITY Biotechnology, Inc. *	7,754
597	Unum Therapeutics, Inc. *	6,149
700	Urovant Sciences Ltd. *	8,400
500	Vaccinex, Inc.	3,460
500	Y-mAbs Therapeutics, Inc.	13,280
		222,672
	CHEMICALS - 0.5%
71	Ingevity Corp. *	7,233
169	Versum Materials, Inc.	6,086
		13,319
	COAL - 0.1%
89	Warrior Met Coal, Inc.	2,407

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	COMMERCIAL SERVICES - 15.4%
310	Arlo Technologies, Inc. *	$4,498
486	Cango, Inc. - ADR *	5,506
124	Evo Payments, Inc. *	2,964
107	HealthEquity, Inc. *	10,102
454	I3 Verticals, Inc. *	10,433
672	IHS Markit Ltd. *	36,261
2,031	PayPal Holdings, Inc. *	178,403
708	Square, Inc. *	70,099
334	TransUnion	24,576
197	United Rentals, Inc. *	32,229
534	Worldpay, Inc. *	54,078
		429,149
	COMPUTERS - 5.3%
332	Conduent, Inc. *	7,477
562	DXC Technology Co.	52,558
238	Endava PLC - ADR *	6,890
2,526	Hewlett Packard Enterprise Co.	41,199
104	Lumentum Holdings, Inc. *	6,235
178	Nutanix, Inc. *	7,604
281	Perspecta, Inc.	7,227
427	Pure Storage, Inc. *	11,081
180	Tenable Holdings, Inc.*	6,998
		147,269
	DISTRIBUTION/WHOLESALE - 0.2%
65	SiteOne Landscape Supply, Inc. *	4,897

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
285	First Western Financial, Inc.*	4,985
105	Focus Financial Partners, Inc. *	4,983
93	Hamilton Lane, Inc.	4,118
639	Santander Consumer USA Holdings, Inc.	12,805
1,372	Synchrony Financial	42,642
419	X Financial - ADR *	3,788
		73,321
	ELECTRIC - 1.1%
550	Evergy, Inc.	30,206

	ELECTRONICS - 3.9%
705	Fortive Corp.	59,361
372	Keysight Technologies, Inc. *	24,656
400	ShotSpotter, Inc. *	24,516
		108,533
	ENTERTAINMENT - 0.4%
38	Madison Square Garden Co. *	11,982

	FOOD - 8.8%
765	General Mills, Inc.	32,834
270	Hershey Co.	27,540
1,890	Kraft Heinz Co.	104,158
237	Lamb Weston Holdings, Inc.	15,784
207	Pinnacle Foods, Inc.	13,416
685	Tyson Foods, Inc.	40,778
344	US Foods Holding Corp. *	10,602
		245,112

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	HEALTHCARE-PRODUCTS - 6.5%
274	Inspire Medical Systems, Inc. *	$11,530
59	Penumbra, Inc. *	8,832
325	RA Medical Systems, Inc. *	5,915
410	Sytrker Corp.	72,849
335	Thermo Fisher Scientific, Inc.	81,767
		180,893
	HEALTHCARE-SERVICES - 2.4%
347	IQVIA Holdings, Inc. *	45,020
60	Medpace Holdings, Inc. *	3,595
240	Neuronetics, Inc. *	7,694
130	Teladoc, Inc. *	11,225
		67,534
	HOME FURNISHINGS - 0.2%
394	Sonos, Inc. *	6,320

	HOUSEHOLD PRODUCTS/WARES - 0.2%
700	Viomi Technology Co. Ltd. - ADR *	6,300

	INSURANCE - 1.4%
966	AXA Equitable Holdings, Inc.	20,721
541	Goosehead Insurance, Inc. *	18,323
		39,044
	INTERNET - 9.6%
290	111, Inc. - ADR *	3,921
147	Bandwidth, Inc. *	7,875
172	Cargurus, Inc. *	9,579
197	CDW Corp.	17,517
156	Eventbrite, Inc. *	5,923
330	GoDaddy, Inc. *	27,519
132	GrubHub, Inc. *	18,298
510	Match Group, Inc. *	29,534
70	Q2 Holdings, Inc. *	4,238
2,160	Snap, Inc. *	18,317
178	Spotify Technology SA *	32,188
158	Stitch Fix, Inc. *	6,916
971	Twitter, Inc. *	27,634
516	Uxin Ltd. - ADR *	3,504
325	Pinduoduo, Inc. - ADR *	8,544
170	Wayfair, Inc. *	25,104
184	Zendesk, Inc. *	13,064
244	Zscaler, Inc. *	9,950
		269,625
	LEISURE TIME - 0.3%
161	Planet Fitness, Inc. *	8,699

	MACHINERY-CONSTRUCTION & MINING - 0.1%
120	Bloom Energy Corp. *	4,090

	MACHINERY-DIVERSIFIED - 0.5%
105	Cactus, Inc. *	4,019
465	Gates Industrial Corp. PLC *	9,068
		13,087

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	MEDIA - 2.9%
1,325	Altice USA, Inc.	$24,035
11	Cable One, Inc.	9,720
580	Liberty Media Corp-Liberty SiriusXM *	25,195
490	Liberty Media Corp-Liberty SiriusXM *	21,290
		80,240
	OIL & GAS - 0.1%
162	Berry Petroleum Corp.	2,854

	OIL & GAS SERVICES - 0.4%
125	Apergy Corp. *	5,445
208	KLX Energy Services Holdings, Inc. *	6,658
		12,103
	PHARMACEUTICALS - 4.9%
858	AbbVie, Inc.	81,150
178	Elanco Animal Health, Inc. *	6,211
466	Entasis Therapeutics Holdings, Inc. *	5,070
468	Gritstone Oncology, Inc. *	6,664
109	PRA Health Sciences, Inc. *	12,011
210	Principia Biopharma, Inc. *	6,136
500	Sutro Biopharma, Inc. *	7,500
262	Tricida, Inc. *	8,004
285	Verrica Pharmaceuticals, Inc. *	4,631
		137,377
	REAL ESTATE - 0.4%
500	Essential Properties Realty Trust, Inc.	7,095
300	Cushman & Wakefield PLC *	5,097
		12,192
	REITS - 1.8%
382	Americold Realty Trust	9,558
190	JBG Smith Properties	6,998
442	MGM Growth Properties LLC	13,034
700	Spirit MTA REIT	8,064
330	Store Capital Corp.	9,171
167	VICI Properties, Inc.	3,610
		50,435
	RETAIL - 2.3%
213	BJ’s Wholesale Club Holdings, Inc. *	5,704
89	Burlington Stores, Inc. *	14,500
225	Carvana Co. *	13,295
403	Hudson Ltd. *	9,092
125	National Vision Holdings, Inc. *	5,643
118	Ollie’s Bargain Outlet Holdings, Inc. *	11,340
75	Wingstop, Inc.	5,120
		64,694

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	SOFTWARE - 7.2%
109	Altair Engineering, Inc. *	$4,736
97	Alteryx, Inc. *	5,549
100	Appian Corp. *	3,310
250	Arco Platform Ltd. *	5,700
167	Avalara, Inc. *	5,833
265	Black Knight, Inc. *	13,767
87	Blackline, Inc. *	4,913
609	CooTek Cayman, Inc. - ADR *	5,749
123	Coupa Software, Inc. *	9,729
400	Domo, Inc. *	8,580
302	Dropbox, Inc. *	8,103
1,640	First Data Corp. *	40,131
63	HubSpot, Inc. *	9,510
402	HUYA, Inc. - ADR *	9,479
441	LAIX, Inc. - ADR *	5,535
101	MongoDB, Inc. *	8,237
98	New Relic, Inc. *	9,235
96	Paycom Software, Inc. *	14,919
150	Pluralsight, Inc. *	4,800
526	Qutoutiao, Inc. - ADR *	3,750
143	SailPoint Technologies Holding, Inc. *	4,865
161	Smartsheet, Inc. *	5,033
348	SVMK, Inc. *	5,578
154	Zuora, Inc. *	3,559
		200,600
	TELECOMMUNICATIONS - 3.3%
275	Liberty Latin America Ltd.*	5,673
1,625	Verizon Communications, Inc.	86,759
		92,432
	TRANSPORTATION - 0.4%
268	Schneider National, Inc.	6,695
368	US Xpress Enerprises, Inc. *	5,078
		11,773

	TOTAL COMMON STOCK (Cost - $2,570,795)	2,711,132

	TOTAL INVESTMENTS - 97.0% (Cost - $2,570,795)	$2,711,132
	OTHER ASSETS LESS LIABILITIES - 3.0%	82,866
	NET ASSETS - 100.0%	$2,793,998

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Liability Company

REIT - Real Estate Investment Trust

* Non-income producing security.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Contracts (a)		Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
	OPTIONS PURCHASED - 53.1% *
	PUT OPTIONS PURCHASED - 40.4%
10	Direxion Daily 20 Year Plus Tr Bear 3x Shares ETF	Interactive Brokers	$25,000	$25.00	2/15/2019	$4,450
12	Direxion Daily Small Cap Bear 3x Shares ETF	Interactive Brokers	12,000	10.00	1/18/2019	2,340
1	Direxion Daily Small Cap Bear 3x Shares ETF	Interactive Brokers	1,100	11.00	1/17/2020	358
54	Direxion Daily Small Cap Bear 3x Shares ETF	Interactive Brokers	64,800	12.00	1/17/2020	24,705
555	Direxion Daily Small Cap Bear 3x Shares ETF	Interactive Brokers	888,000	16.00	1/17/2020	468,975
35	ProShares UltraPro Short Dow30	Interactive Brokers	70,000	20.00	10/19/2018	19,950
105	ProShares UltraPro Short Dow30	Interactive Brokers	252,000	24.00	3/15/2019	103,950
401	ProShares UltraPro Short QQQ	Interactive Brokers	481,200	12.00	1/17/2020	138,345
301	ProShares UltraPro Short QQQ	Interactive Brokers	391,300	13.00	1/17/2020	114,380
251	ProShares UltraPro Short QQQ	Interactive Brokers	351,400	14.00	1/17/2020	121,108
314	ProShares UltraPro Short QQQ	Interactive Brokers	471,000	15.00	1/17/2020	175,840
234	ProShares UltraPro Short QQQ	Interactive Brokers	374,400	16.00	1/17/2020	155,610
189	ProShares UltraPro Short QQQ	Interactive Brokers	434,700	23.00	1/17/2020	244,755
187	ProShares UltraPro Short QQQ	Interactive Brokers	467,500	25.00	1/17/2020	276,760
139	ProShares UltraPro Short S&P500	Interactive Brokers	139,000	10.00	1/18/2019	17,028
199	ProShares UltraPro Short S&P500	Interactive Brokers	298,500	15.00	1/18/2019	139,300
59	ProShares UltraPro Short S&P500	Interactive Brokers	64,900	11.00	1/17/2020	22,715
97	ProShares UltraPro Short S&P500	Interactive Brokers	145,500	15.00	1/17/2020	72,750
87	ProShares UltraPro Short S&P500	Interactive Brokers	174,000	20.00	1/17/2020	104,400
190	ProShares UltraShort S&P500 SDS	Interactive Brokers	950,000	50.00	1/18/2019	325,850
221	ProShares UltraShort S&P500 SDS	Interactive Brokers	884,000	40.00	1/18/2019	163,761
297	ProShares UltraShort S&P500 SDS	Interactive Brokers	1,039,500	35.00	1/18/2019	92,070
202	ProShares UltraShort S&P500 SDS	Interactive Brokers	1,010,000	50.00	1/17/2020	364,105
225	ProShares UltraShort S&P500 SDS	Interactive Brokers	900,000	40.00	1/17/2020	216,562
722	ProShares UltraShort QQQ	Interactive Brokers	722,000	10.00	1/17/2020	152,342
285	ProShares UltraShort QQQ	Interactive Brokers	313,500	11.00	1/17/2020	68,400
208	ProShares UltraShort QQQ	Interactive Brokers	249,600	12.00	1/17/2020	70,720
194	ProShares UltraShort QQQ	Interactive Brokers	252,200	13.00	1/17/2020	64,117
169	ProShares UltraShort QQQ	Interactive Brokers	236,600	14.00	1/17/2020	87,457
355	ProShares UltraShort QQQ	Interactive Brokers	532,500	15.00	1/17/2020	210,337
2,193	ProShares UltraShort QQQ	Interactive Brokers	1,754,400	8.00	1/17/2020	109,650
804	ProShares UltraShort QQQ	Interactive Brokers	723,600	9.00	1/17/2020	112,560
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,563,558)					4,245,650

	CALL OPTIONS PURCHASED - 12.7%
5	Adobe Systems, Inc.	Interactive Brokers	90,000	180.00	10/19/2018	45,250
24	Adobe Systems, Inc.	Interactive Brokers	456,000	190.00	10/19/2018	192,960
15	Amgen, Inc.	Interactive Brokers	285,000	190.00	1/18/2019	30,900
130	Blackline, Inc.	Interactive Brokers	520,000	40.00	11/16/2018	219,700
45	Consumer Staples Select Sector	Interactive Brokers	270,000	60.00	1/18/2019	248
55	Consumer Staples Select Sector	Interactive Brokers	335,500	61.00	1/18/2019	220
60	Consumer Staples Select Sector	Interactive Brokers	372,000	62.00	1/18/2019	240
12	Domino’s Pizza, Inc.	Interactive Brokers	216,000	180.00	1/17/2020	148,260
10	Foot Locker, Inc.	Interactive Brokers	73,000	73.00	1/18/2019	200
5	Garmin Ltd.	Interactive Brokers	30,000	60.00	1/18/2019	5,400
10	JetBlue Airways Corp.	Interactive Brokers	17,000	17.00	1/18/2019	2,825
15	JM Smucker Co.	Interactive Brokers	210,000	140.00	1/18/2019	113
6	Lowe’s Companies, Inc.	Interactive Brokers	42,000	70.00	1/17/2020	28,125
5	Mastercard, Inc.	Interactive Brokers	70,000	140.00	1/18/2019	41,840
3	Mastercard, Inc.	Interactive Brokers	36,000	120.00	1/17/2020	32,400
39	Microsoft Corp.	Interactive Brokers	273,000	70.00	1/18/2019	172,088
34	Microsoft Corp.	Interactive Brokers	204,000	60.00	1/17/2020	187,085
2	MKS Instruments, Inc.	Interactive Brokers	17,000	85.00	10/19/2018	150
25	Molson Coors Brewing Co.	Interactive Brokers	237,500	95.00	1/18/2019	62
29	PPL Corp.	Interactive Brokers	107,300	37.00	1/17/2020	580

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts (a)		Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
	OPTIONS PURCHASED - 53.1% * (Continued)
	CALL OPTIONS PURCHASED - 12.7% (Continued)
15	Proctor & Gamble Co.	Interactive Brokers	$150,000.00	$100.00	1/18/2019	$75.00
19	Proctor & Gamble Co.	Interactive Brokers	199,500	105.00	1/18/2019	76
45	Proctor & Gamble Co.	Interactive Brokers	495,000	110.00	1/18/2019	68
15	Proctor & Gamble Co.	Interactive Brokers	142,500	95.00	1/18/2019	195
514	ProShares Short VIX Short-Term	Interactive Brokers	3,598,000	70.00	1/18/2019	257
252	ProShares Short VIX Short-Term	Interactive Brokers	2,520,000	100.00	1/18/2019	252
46	RingCentral, Inc.	Interactive Brokers	253,000	55.00	10/19/2018	177,330
11	Ross Stores, Inc.	Interactive Brokers	66,000	60.00	1/17/2020	45,430
10	Southwestern Energy Co.	Interactive Brokers	10,000	10.00	1/18/2019	20
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,739,241)					1,332,349

	TOTAL OPTIONS PURCHASED (Cost - $7,302,799)					5,577,999

	TOTAL INVESTMENTS - 53.1% (Cost - $7,302,799)					$5,577,999
	OTHER ASSETS LESS LIABILITES 46.9%					4,930,147
	NET ASSETS - 100.0%					$10,508,146

Contracts (a)		Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
	OPTIONS WRITTEN - (9.7)% *
	PUT OPTIONS WRITTEN - (0.0)%
1	Direxion Daily Small Cap Bear 3x Shares ETF	Interactive Brokers	$1,000	$10.00	1/17/2020	$282
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $220)					282

	CALL OPTIONS WRITTEN - (9.7)%
16	Amgen, Inc.	Interactive Brokers	$336,000.00	$210.00	1/18/2019	$12,000
1,544	Direxion Daily Brazil Bull 3x Shares ETF	Interactive Brokers	4,632,000	30.00	12/21/2018	231,600
200	Direxion Daily Brazil Bull 3x Shares ETF	Interactive Brokers	800,000	40.00	12/21/2018	7,000
25	Direxion Daily Energy Bull 3x Shares ETF	Interactive Brokers	125,000	50.00	1/18/2019	1,562
5	Direxion Daily Energy Bull 3x Shares ETF	Interactive Brokers	27,500	55.00	1/18/2019	187
216	Direxion Daily FTSE China Bull	Interactive Brokers	518,400	24.00	1/18/2019	64,800
131	Direxion Daily FTSE China Bull	Interactive Brokers	419,200	32.00	1/18/2019	10,480
426	Direxion Daily FTSE China Bull 3x Shares ETF	Interactive Brokers	1,107,600	26.00	1/18/2019	91,590
796	Direxion Daily FTSE China Bull 3x Shares ETF	Interactive Brokers	2,228,800	28.00	1/18/2019	125,370
241	Direxion Daily FTSE China Bull 3x Shares ETF	Interactive Brokers	723,000	30.00	1/18/2019	28,920
70	Direxion Daily Russia Bill 3x Shares ETF	Interactive Brokers	245,000	35.00	8/17/2018	62,650
263	Direxion Daily Russia Bill 3x Shares ETF	Interactive Brokers	1,052,000	40.00	12/21/2018	152,540
12	Domino’s Pizza, Inc.	Interactive Brokers	360,000	300.00	12/21/2018	15,600
5	Garmin Ltd.	Interactive Brokers	35,000	70.00	1/18/2019	1,445
10	JetBlue Airways Corp.	Interactive Brokers	22,000	22.00	1/18/2019	300
15	JM Smucker Co.	Interactive Brokers	217,500	145.00	1/18/2019	188
25	Molson Coors Bewing Co.	Interactive Brokers	250,000	100.00	1/18/2019	63
338	ProShares Short VIX Short-Term	Interactive Brokers	5,408,000	160.00	1/18/2019	338
10	Southwestern Energy Co.	Interactive Brokers	17,000	17.00	1/18/2019	10
487	United States Natural Gas Fund	Interactive Brokers	1,022,700	21.00	1/18/2019	208,193
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $1,664,681)					1,014,836

	TOTAL OPTIONS WRITTEN - (Premiums Received - $1,664,901)					$1,015,118

							Unrealized
TOTAL RETURN SWAPS ~			Notional Amount at		Termination	Upfront	Appreciation/
Shares	Reference Entity	Counterparty	September 30, 2018	Interest Rate	Date	Payments	(Depreciation)
19,114	BNP Paribas 1M STEER USD Excess Return Index	BNP Paribas SA	$2,500,000	0.040%	12/12/2018	$—	$(31,243)
32,873	BNP Paribas Air T-Note ER Index	BNP Paribas SA	4,000,000	0.150% - 0.350%	10/28/2018	—	8,149
40,449	BNP Paribas Credit Time Series Momentum Europe ER Index #	BNP Paribas SA	7,450,835	0.190%	12/12/2018	—	(103,196)
55,669	BNP Paribas Credit Time Series Momentum US ER Index	BNP Paribas SA	7,500,000	0.160%	12/12/2018	—	184,593
30,999	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	BNP Paribas SA	9,299,998	0.350%	10/1/2018	—	(232,401)
15,289	BNP Paribas High Yield Europe 5Y Credit Index #	BNP Paribas SA	4,465,832	0.105% - 0.460%	12/12/2018	—	70,280
22,244	BNP Paribas High Yield US 5Y Credit Index	BNP Paribas SA	4,500,000	0.100% - 0.320%	12/12/2018	—	106,858
283	BNP Paribas Multi-Asset Diversified vol 16 USD FX Hedged Future Index	BNP Paribas SA	3,299,971	0.120%	10/8/2018	—	118,858
15,095	BNP Paribas US All Maturity Treasury Aggregate Total Return Index	BNP Paribas SA	2,512,031	3-month USD LIBOR - 0.122%	10/31/2018	—	(14,414)
10,401	BNP Paribas US TIPS Total Return Index	BNP Paribas SA	1,806,022	3-month USD LIBOR - 0.123%	10/31/2018	—	(13,384)
12,051	BNP Paribas World Inflation-linked Bond Total Return Index	BNP Paribas SA	2,027,065	3-month USD LIBOR + 0.082%	10/31/2018	—	(21,825)
	TOTAL TOTAL RETURN SWAPS						72,275

ETF - Exchange Traded Fund

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2018, is subject to change and resets daily.

+	All or a portion of security held as collateral for open options contracts.

~	All or a portion of this investment is a holding of the CMSF Fund Limited CFC.

#	Holdings are held in foreign currency and have been converted to USD.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

BNP Paribas 1M STEER USD Excess Return Index Total Return Swap Holdings ^

FORWARD FOREIGN CURRENCY CONTRACTS

			Currency			Unrealized
			Amount			Appreciation/
Foreign Currency	Counterparty	Settlement Date	Purchased	Cost (US $)	Fair Value*	(Depreciation)*
Australian Dollar	BNP Paribas	10/4/2018	379,257.86	272,401.96	$274,416.77	$2,014.81
British Pound	BNP Paribas	10/4/2018	525,948.15	675,811.81	686,041.51	10,229.69
Japanese Yen	BNP Paribas	10/4/2018	15,574,814.80	140,216.25	137,208.40	(3,007.85)
New Zealand Dollar	BNP Paribas	10/4/2018	2,234,046.23	265,761.41	274,416.78	8,655.37
Swedish Krona	BNP Paribas	10/4/2018	2,439,239.21	268,148.45	274,416.62	6,268.17

BNP Paribas Air T-Note ER Index Total Return Swap Holdings ^

CALL OPTIONS WRITTEN

			Notional Value
			at September
Contracts (a)		Counterparty	30, 2018	Exercise Price	Expiration Date	Weighted %	Value
(1,695)	10 Year US Treasury	BNP Paribas SA	$(201,282)	$118.50	Oct-18	1.26%	$—
(15,223)	10 Year US Treasury	BNP Paribas SA	(1,808,261)	119.00	Oct-18	11.31%	—
(21,936)	10 Year US Treasury	BNP Paribas SA	(2,605,526)	119.50	Oct-18	16.29%	—
(15,100)	10 Year US Treasury	BNP Paribas SA	(1,793,654)	120.00	Oct-18	11.22%	—
(10,030)	10 Year US Treasury	BNP Paribas SA	(1,191,344)	120.50	Oct-18	7.45%	—
(3,336)	10 Year US Treasury	BNP Paribas SA	(396,237)	121.00	Oct-18	2.48%	—

PUT OPTIONS WRITTEN

			Notional Value
			at September
Contracts (a)		Counterparty	30, 2018	Exercise Price	Expiration Date	Weighted %	Value
(1,695)	10 Year US Treasury	BNP Paribas SA	$(201,282)	$117.50	Oct-18	1.26%	$—
(15,223)	10 Year US Treasury	BNP Paribas SA	(1,808,261)	118.00	Oct-18	11.31%	—
(21,936)	10 Year US Treasury	BNP Paribas SA	(2,605,526)	118.50	Oct-18	16.29%	—
(15,100)	10 Year US Treasury	BNP Paribas SA	(1,793,654)	119.00	Oct-18	11.22%	—
(10,030)	10 Year US Treasury	BNP Paribas SA	(1,191,344)	119.50	Oct-18	7.45%	—
(3,336)	10 Year US Treasury	BNP Paribas SA	(396,237)	120.00	Oct-18	2.48%	—

SHORT FUTURES CONTRACTS

							Unrealized
			Notional Value				Appreciation/
Contracts	Description	Counterparty	at June 30, 2018		Expiration Date	Weighted %	(Depreciation)
(15,679)	CBT US 10 Year Note	BNP Paribas SA	$(1,862,388)		Dec-18	100.00%	$—

^	The make up of the underlying index and the total positions will not correlate to the unrealized presented for the total return swaps due to timing of contracts opened and closed in the index.

(a)	Each contract is equivalent to 1000 shares of the underlying security

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

BNP Paribas Credit Time Series Momentum Europe ER Index Total Return Swap Holdings ^

CDX SWAPS

						Unrealized
			Notional Value at			Appreciation/
Contracts		Counterparty	September 30, 2018	Expiration Date	Weighted %	(Depreciation)
(4,004)	Markit iTraxx Europe Crossover Index	BNP Paribas SA	$(315,513)	Dec-23	37.11%	$—
(1,705)	Markit iTraxx Europe Crossover Index	BNP Paribas SA	(534,753)	Dec-23	62.89%	—

BNP Paribas Credit Time Series Momentum US ER Index Total Return Swap Holdings ^

CDX SWAPS

						Unrealized
			Notional Value at			Appreciation/
Contracts		Counterparty	September 30, 2018	Expiration Date	Weighted %	(Depreciation)
67,360	Markit CDX North America High Yield Index	BNP Paribas SA	$7,223,040	Dec-23	92.59%	$—
(9,661)	Markit CDX North America Investment Grade Index	BNP Paribas SA	(577,802)	Dec-23	7.41%	—

BNP Paribas DR Alpha ex-Agriculture and Livestock Index Total Return Swap Holdings ^

LONG FUTURES CONTRACTS

						Unrealized
						Appreciation/
Contracts		Counterparty	Notional Amount	Expiration Date	Weighted %	(Depreciation)
25	ICE Brent Crude	BNP Paribas SA	$1,658,406	May-20	9.30%	$—
824	NYMEX Heating Oil	BNP Paribas SA	807,276	Mar-19	4.53%	—
60	NYMEX Natural Gas	BNP Paribas SA	1,578,706	Mar-19	8.85%	—
22	HFKE Copper Mini	BNP Paribas SA	1,794,299	Oct-18	10.06%	—
16	HKFE Tin Mini	BNP Paribas SA	818,761	Jan-19	4.59%	—
7	LME Zinc	BNP Paribas SA	464,185	Jan-19	2.60%	—
7	LME Nickel	BNP Paribas SA	549,441	Dec-18	3.08%	—
7	LME Copper	BNP Paribas SA	1,171,594	Jan-19	6.57%	—

SHORT FUTURES CONTRACTS

						Unrealized
						Appreciation/
Contracts		Counterparty	Notional Amount	Expiration Date	Weighted %	(Depreciation)
(23)	WTI Crude	BNP Paribas SA	$(1,689,529)	Sep-18	9.47%	$—
(827)	NY Harbor ULSD	BNP Paribas SA	(815,460)	Sep-18	4.57%	—
(8)	Gasoline RBOB	BNP Paribas SA	(6,979)	Sep-18	0.04%	—
(54)	Natural Gas	BNP Paribas SA	(1,633,814)	Sep-18	9.16%	—
(22)	Brent Crude	BNP Paribas SA	(1,807,512)	Sep-18	10.13%	—
(16)	LME Aluminum	BNP Paribas SA	(833,668)	Sep-18	4.67%	—
(7)	LME Zink	BNP Paribas SA	(474,507)	Sep-18	2.66%	—
(7)	LME Nickel	BNP Paribas SA	(553,996)	Sep-18	3.11%	—
(1,683)	Copper	BNP Paribas SA	(1,179,060)	Sep-18	6.61%	—

^	The make up of the underlying index and the total positions will not correlate to the unrealized presented for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

BNP Paribas High Yield Europe 5Y Credit Index Total Return Swap Holdings ^

CDX SWAPS

						Unrealized
						Appreciation/
Contracts		Counterparty	Notional Amount	Expiration Date	Weighted %	(Depreciation)
(2,000)	Markit iTraxx Europe Crossover Index	BNP Paribas SA	$(627,063)	Dec-23	100.00%	$—

BNP Paribas High Yield US 5Y Credit Index Total Return Swap Holdings ^

CDX SWAPS

						Unrealized
						Appreciation/
Contracts		Counterparty	Notional Amount	Expiration Date	Weighted %	(Depreciation)
46,113	Markit CDX North America High Yield Index	BNP Paribas SA	$4,944,709	Jun-23	100.00%	$—

BNP Paribas Multi-Asset Diversified vol 16 USD FX Hedged Future Index Total Return SWAP Holdings ^

LONG FUTURES CONTRACTS

						Unrealized
						Appreciation/
Contracts		Counterparty	Notional Amount	Expiration Date	Weighted %	(Depreciation)
137	CMX Copper	BNP Paribas SA	$96,256	Dec-18	0.58%	$—
1	CMX Silver	BNP Paribas SA	48,432	Dec-18	0.29%	—
41	Euro-Bund	BNP Paribas SA	7,638,953	Dec-18	46.38%	—
1	ICE Brent Crude	BNP Paribas SA	92,254	Jan-19	0.56%	—
1	Japanese 10-year Bond	BNP Paribas SA	1,899,097	Dec-18	11.53%	—
1	LME Aluminium HG	BNP Paribas SA	65,637	Nov-18	0.40%	—
1	LME Nickel	BNP Paribas SA	42,927	Nov-18	0.26%	—
1	LME Zinc	BNP Paribas SA	37,780	Nov-18	0.23%	—
33	Nikkei	BNP Paribas SA	3,480,820	Dec-18	21.13%	—
48	NYMEX Gasoline RBOB	BNP Paribas SA	38,097	Nov-18	0.23%	—
42	NYMEX Heating Oil	BNP Paribas SA	37,484	Nov-18	0.23%	—
5	NYMEX Natural Gas	BNP Paribas SA	136,050	Nov-18	0.83%	—
1	NYMEX WTI Crude	BNP Paribas SA	85,454	Nov-18	0.52%	—
26	S&P 500 E-mini	BNP Paribas SA	3,793,867	Dec-18	23.04%	—

SHORT FUTURES CONTRACTS

						Unrealized
						Appreciation/
Contracts		Counterparty	Notional Amount	Expiration Date	Weighted %	(Depreciation)
(43)	10-Year US Treasury Note	BNP Paribas SA	$(5,098,717)	Dec-18	19.32%	$—
(8)	CMX Gold	BNP Paribas SA	(973,384)	Dec-18	3.69%	—
(52)	Euro STOXX 50	BNP Paribas SA	(2,054,272)	Dec-18	7.78%	—
(11)	HSCEI Index	BNP Paribas SA	(771,356)	Oct-18	2.92%	—
(7)	MSCI Emerging Markets	BNP Paribas SA	(380,321)	Dec-18	1.44%	—

^	The make up of the underlying index and the total positions will not correlate to the unrealized presented for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

BNP Paribas US All Maturity Treasury Aggregate Total Return Index Total Return Swap Top 50 Holdings ^

LONG GOVERNMENT BONDS

Principal		Interest Rate	Maturity Date	Weighted %	Value
20,119	United States Treasury	2.875%	05/15/28	0.79%	$19,819
20,146	United States Treasury	2.000%	02/15/22	0.78%	19,568
18,677	United States Treasury	3.375%	11/15/19	0.75%	18,815
18,598	United States Treasury	3.625%	02/15/20	0.75%	18,815
19,814	United States Treasury	2.375%	05/15/27	0.75%	18,815
19,066	United States Treasury	2.000%	11/15/21	0.74%	18,564
19,794	United States Treasury	2.250%	08/15/27	0.74%	18,564
19,039	United States Treasury	2.750%	02/15/28	0.74%	18,564
19,073	United States Treasury	1.750%	05/15/22	0.73%	18,314
20,240	United States Treasury	1.625%	05/15/26	0.73%	18,314
19,792	United States Treasury	2.000%	11/15/26	0.73%	18,314
17,861	United States Treasury	3.500%	05/15/20	0.72%	18,063
18,124	United States Treasury	2.625%	08/15/20	0.72%	18,063
17,891	United States Treasury	2.625%	11/15/20	0.71%	17,812
17,507	United States Treasury	3.625%	02/15/21	0.71%	17,812
18,406	United States Treasury	2.125%	12/31/22	0.71%	17,812
17,446	United States Treasury	3.125%	05/15/21	0.70%	17,561
17,930	United States Treasury	2.125%	08/15/21	0.70%	17,561
18,435	United States Treasury	1.625%	08/15/22	0.70%	17,561
18,495	United States Treasury	1.625%	11/15/22	0.70%	17,561
18,260	United States Treasury	2.000%	02/15/23	0.70%	17,561
18,511	United States Treasury	1.750%	05/15/23	0.70%	17,561
17,921	United States Treasury	2.500%	08/15/23	0.70%	17,561
17,729	United States Treasury	2.750%	11/15/23	0.70%	17,561
17,746	United States Treasury	2.750%	02/15/24	0.70%	17,561
18,002	United States Treasury	2.500%	05/15/24	0.70%	17,561
18,156	United States Treasury	2.375%	08/15/24	0.70%	17,561
18,321	United States Treasury	2.250%	11/15/24	0.70%	17,561
18,642	United States Treasury	2.000%	02/15/25	0.70%	17,561
18,542	United States Treasury	2.125%	05/15/25	0.70%	17,561
18,736	United States Treasury	2.000%	08/15/25	0.70%	17,561
18,472	United States Treasury	2.250%	11/15/25	0.70%	17,561
18,758	United States Treasury	2.250%	11/15/27	0.70%	17,561
19,386	United States Treasury	1.500%	08/15/26	0.69%	17,310
18,386	United States Treasury	2.250%	02/15/27	0.69%	17,310
17,704	United States Treasury	2.000%	11/30/22	0.68%	17,059
18,796	United States Treasury	1.625%	02/15/26	0.68%	17,059
16,513	United States Treasury	1.500%	10/31/19	0.65%	16,307
14,012	United States Treasury	2.875%	08/15/28	0.55%	13,798
13,218	United States Treasury	3.125%	05/15/48	0.52%	13,045
12,670	United States Treasury	3.125%	02/15/42	0.50%	12,544
12,545	United States Treasury	1.125%	02/28/21	0.48%	12,042
9,933	United States Treasury	4.375%	11/15/39	0.47%	11,791
9,614	United States Treasury	4.625%	02/15/40	0.47%	11,791
11,905	United States Treasury	3.125%	11/15/41	0.47%	11,791
12,240	United States Treasury	3.000%	05/15/47	0.47%	11,791
12,249	United States Treasury	3.000%	02/15/48	0.47%	11,791
11,912	United States Treasury	3.000%	05/15/42	0.46%	11,540
9,709	United States Treasury	4.375%	05/15/40	0.46%	11,540
10,391	United States Treasury	3.875%	08/15/40	0.46%	11,540

^	The make up of the underlying index and the total positions will not correlate to the unrealized presented for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

BNP Paribas US TIPS Total Return Index Total Return Swap Top 50 Holdings ^

LONG GOVERNMENT BONDS

Principal		Interest Rate	Maturity Date	Weighted %	Value
$78,525	United States Treasury Inflation Indexed Bond	0.125%	04/15/20	4.31%	$77,520
71,048	United States Treasury Inflation Indexed Bond	0.125%	04/15/21	3.87%	69,606
70,700	United States Treasury Inflation Indexed Bond	0.125%	04/15/22	3.82%	68,707
67,071	United States Treasury Inflation Indexed Bond	0.625%	01/15/26	3.65%	65,649
65,461	United States Treasury Inflation Indexed Bond	0.125%	01/15/22	3.55%	63,850
64,340	United States Treasury Inflation Indexed Bond	0.625%	01/15/24	3.53%	63,491
66,150	United States Treasury Inflation Indexed Bond	0.250%	01/15/25	3.53%	63,491
65,052	United States Treasury Inflation Indexed Bond	0.125%	07/15/22	3.53%	63,491
65,569	United States Treasury Inflation Indexed Bond	0.125%	01/15/23	3.53%	63,491
64,747	United States Treasury Inflation Indexed Bond	0.375%	07/15/23	3.53%	63,491
66,074	United States Treasury Inflation Indexed Bond	0.125%	07/15/24	3.53%	63,491
65,556	United States Treasury Inflation Indexed Bond	0.375%	07/15/25	3.53%	63,491
62,576	United States Treasury Inflation Indexed Bond	0.500%	01/15/28	3.34%	60,073
62,332	United States Treasury Inflation Indexed Bond	0.375%	01/15/27	3.31%	59,534
59,840	United States Treasury Inflation Indexed Bond	0.375%	07/15/27	3.18%	57,196
60,449	United States Treasury Inflation Indexed Bond	0.125%	07/15/26	3.17%	57,016
56,491	United States Treasury Inflation Indexed Bond	1.125%	01/15/21	3.16%	56,836
55,536	United States Treasury Inflation Indexed Bond	0.625%	07/15/21	3.08%	55,397
51,737	United States Treasury Inflation Indexed Bond	0.625%	04/15/23	2.84%	51,080
49,606	United States Treasury Inflation Indexed Bond	1.250%	07/15/20	2.79%	50,181
39,778	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	2.41%	43,346
38,905	United States Treasury Inflation Indexed Bond	0.750%	07/15/28	2.13%	38,310
30,400	United States Treasury Inflation Indexed Bond	2.125%	02/15/41	2.06%	37,051
38,065	United States Treasury Inflation Indexed Bond	0.750%	02/15/42	1.99%	35,792
33,183	United States Treasury Inflation Indexed Bond	1.375%	02/15/44	1.98%	35,612
38,235	United States Treasury Inflation Indexed Bond	0.750%	02/15/45	1.98%	35,612
39,113	United States Treasury Inflation Indexed Bond	0.625%	02/15/43	1.98%	35,612
31,832	United States Treasury Inflation Indexed Bond	1.000%	02/15/46	1.75%	31,476
28,754	United States Treasury Inflation Indexed Bond	2.000%	01/15/26	1.72%	30,936
23,445	United States Treasury Inflation Indexed Bond	3.875%	04/15/29	1.68%	30,216
29,105	United States Treasury Inflation Indexed Bond	1.375%	01/15/20	1.63%	29,317
30,230	United States Treasury Inflation Indexed Bond	0.875%	02/15/47	1.61%	28,957
20,847	United States Treasury Inflation Indexed Bond	3.625%	04/15/28	1.44%	25,900
22,922	United States Treasury Inflation Indexed Bond	2.375%	01/15/27	1.42%	25,540
22,508	United States Treasury Inflation Indexed Bond	1.750%	01/15/28	1.34%	24,101
19,466	United States Treasury Inflation Indexed Bond	1.125%	02/15/40	1.31%	23,562
19,079	United States Treasury Inflation Indexed Bond	1.500%	01/15/29	1.22%	21,943
21,455	United States Treasury Inflation Indexed Bond	1.000%	02/15/48	1.18%	21,223
5,948	United States Treasury Inflation Indexed Bond	3.375%	04/15/32	0.43%	7,734

^	The make up of the underlying index and the total positions will not correlate to the unrealized presented for the total return swap due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

BNP Paribas World Inflation-linked Bond Total Return Index Total Return Swap Top 50 Holdings ^

LONG GOVERNMENT BONDS

Principal		Interest Rate	Maturity Date	Weighted %	Value
$52,801	United States Treasury Inflation Indexed Bond	0.125%	04/15/20	2.59%	$52,125
47,864	United States Treasury Inflation Indexed Bond	0.125%	04/15/21	2.33%	46,892
47,632	United States Treasury Inflation Indexed Bond	0.125%	04/15/22	2.30%	46,288
45,029	United States Treasury Inflation Indexed Bond	0.625%	01/15/26	2.19%	44,075
44,155	United States Treasury Inflation Indexed Bond	0.125%	01/15/22	2.14%	43,068
44,453	United States Treasury Inflation Indexed Bond	0.250%	01/15/25	2.12%	42,666
43,237	United States Treasury Inflation Indexed Bond	0.625%	01/15/24	2.12%	42,666
43,715	United States Treasury Inflation Indexed Bond	0.125%	07/15/22	2.12%	42,666
44,063	United States Treasury Inflation Indexed Bond	0.125%	01/15/23	2.12%	42,666
43,510	United States Treasury Inflation Indexed Bond	0.375%	07/15/23	2.12%	42,666
44,402	United States Treasury Inflation Indexed Bond	0.125%	07/15/24	2.12%	42,666
44,054	United States Treasury Inflation Indexed Bond	0.375%	07/15/25	2.12%	42,666
42,138	United States Treasury Inflation Indexed Bond	0.500%	01/15/28	2.01%	40,452
41,932	United States Treasury Inflation Indexed Bond	0.375%	01/15/27	1.99%	40,050
40,217	United States Treasury Inflation Indexed Bond	0.375%	07/15/27	1.91%	38,440
40,754	United States Treasury Inflation Indexed Bond	0.125%	07/15/26	1.91%	38,440
38,006	United States Treasury Inflation Indexed Bond	1.125%	01/15/21	1.90%	38,238
37,325	United States Treasury Inflation Indexed Bond	0.675%	07/15/21	1.85%	37,232
34,857	United States Treasury Inflation Indexed Bond	0.675%	04/15/23	1.71%	34,414
33,224	United States Treasury Inflation Indexed Bond	1.250%	07/15/20	1.67%	33,609
26,780	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	1.45%	29,182
26,161	United States Treasury Inflation Indexed Bond	0.750%	07/15/28	1.28%	25,761
20,475	United States Treasury Inflation Indexed Bond	2.125%	02/15/41	1.24%	24,956
22,717	French Republic Government Bond OAT	2.250%	07/25/20	1.22%	24,553
25,684	United States Treasury Inflation Indexed Bond	0.750%	02/15/42	1.20%	24,151
19,143	French Republic Government Bond OAT	1.850%	07/25/27	1.19%	23,949
26,303	United States Treasury Inflation Indexed Bond	0.675%	02/15/43	1.19%	23,949
22,316	United States Treasury Inflation Indexed Bond	1.375%	02/15/44	1.19%	23,949
25,713	United States Treasury Inflation Indexed Bond	0.750%	02/15/45	1.19%	23,949
20,727	French Republic Government Bond OAT	1.100%	07/25/22	1.14%	22,943
18,126	United Kingdom Gilt Inflation Linked Bond	1.875%	11/22/22	1.06%	21,333
14,186	United Kingdom Gilt Inflation Linked Bond	0.125%	03/22/44	1.06%	21,333
21,371	United States Treasury Inflation Indexed Bond	1.000%	02/15/46	1.05%	21,132
18,518	United Kingdom Gilt Inflation Linked Bond	0.125%	03/22/24	1.03%	20,729
19,267	United States Treasury Inflation Indexed Bond	2.000%	01/15/26	1.03%	20,729
15,772	United States Treasury Inflation Indexed Bond	3.875%	04/15/29	1.01%	20,327
17,055	French Republic Government Bond OAT	2.100%	07/25/23	0.99%	19,924
14,000	United Kingdom Gilt Inflation Linked Bond	0.750%	03/22/34	0.98%	19,723
19,580	United States Treasury Inflation Indexed Bond	1.375%	01/15/20	0.98%	19,723
17,890	French Republic Government Bond OAT	0.125%	07/25/24	0.97%	19,522
20,380	United States Treasury Inflation Indexed Bond	0.875%	02/15/47	0.97%	19,522
18,336	Deutsche Bundesrepublik Inflation Linked Bond	1.750%	04/15/20	0.96%	19,320
18,001	Deutsche Bundesrepublik Inflation Linked Bond	0.100%	04/15/23	0.96%	19,320
14,880	United Kingdom Gilt Inflation Linked Bond	1.250%	11/22/27	0.96%	19,320
16,083	United Kingdom Gilt Inflation Linked Bond	0.125%	03/22/29	0.96%	19,320
12,308	United Kingdom Gilt Inflation Linked Bond	0.675%	03/22/40	0.95%	19,119
12,551	United Kingdom Gilt Inflation Linked Bond	1.250%	11/22/32	0.91%	18,314
11,875	United Kingdom Gilt Inflation Linked Bond	0.125%	03/22/46	0.91%	18,314
15,912	United Kingdom Gilt Inflation Linked Bond	0.125%	03/22/26	0.91%	18,314
11,057	United Kingdom Gilt Inflation Linked Bond	1.125%	11/22/37	0.88%	17,710

^	The make up of the underlying index and the total positions will not correlate to the unrealized presented for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal		Interest Rate	Expiration Date	Value
	U.S. GOVERNMENT - 8.4%
	U.S. TREASURY NOTE - 8.4%
$500,000	United States Treasury Note	1.25%	11/30/2018	$499,258
	TOTAL U.S. GOVERNMENT (Cost - $499,299)

Shares
	SHORT-TERM INVESTMENTS - 69.8%
4,178,789	Goldman Sachs Financial Square Funds Government Portfolio- Institutional Class 1.61% *			$4,178,789
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,178,789)

	TOTAL INVESTMENTS - 78.2% (Cost - $4,678,089)			$4,678,047
	OTHER ASSETS LESS LIABILITIES - 21.8%			1,306,455
	NET ASSETS - 100.0%			$5,984,502

*	Rate shown represents the rate at June 30, 2018, is subject to change and resets daily.

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.2%
5	E-mini Russell 2000 Index	$425,200	December-18	$(7,000)
3	S&P 500 EMINI Index	437,850	December-18	1,148
4	Nikkei 225 Index	425,144	December-18	14,834
2	Brent Crude Oil +	165,460	December-18	4,263
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURE CONTRACTS			13,245

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.4%
(58)	3 Month Euro Euribor	(16,789,553)	December-20	10,929
(33)	90 Day Eurodollar	(7,988,888)	December-20	187
(2)	Gold 100 oz. +	(239,240)	December-18	11,218
(6)	Japanese Yen	(664,050)	December-18	3,920
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURE CONTRACTS			$26,254

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 98.3%
	BANKS - 5.2%
315,000	Regions Financial Corp.	$5,780,250
268,000	SunTrust Banks, Inc.	17,899,720
		23,679,970
	BIOTECHNOLOGY - 5.6%
70,000	Illumina, Inc. *	25,694,200

	CHEMICALS - 4.3%
122,000	Praxair, Inc.	19,609,060

	COMMERCIAL SERVICES - 8.9%
235,000	PayPal Holdings, Inc. *	20,642,400
103,000	S&P Global, Inc.	20,125,170
		40,767,570
	COMPUTERS - 8.3%
90,000	Apple, Inc.	20,316,600
188,500	Fortinet, Inc. *	17,392,895
		37,709,495
	DISTRIBUTION/WHOLESALE - 3.5%
45,000	WW Grainger, Inc.	16,083,450

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
170,000	American Express Co.	18,103,300

	HEALTHCARE-PRODUCTS - 5.2%
323,000	Abbott Laboratories	23,695,280

	HEALTHCARE-SERVICES - 4.3%
58,000	Humana, Inc.	19,634,160

	IRON/STEEL - 3.1%
950,000	Vale SA - ADR	14,098,000

	MACHINERY-DIVERSIFIED - 2.5%
75,000	IDEX Corp.	11,299,500

	MISCELLANEOUS MANUFACTURING - 4.3%
274,000	Textron, Inc.	19,582,780

	OIL & GAS - 8.8%
290,000	ConocoPhillips	22,446,000
251,000	HollyFrontier Corp.	17,544,900
		39,990,900
	PHARMACEUTICALS - 1.9%
195,000	Pfizer, Inc.	8,593,650

	RETAIL - 8.9%
178,000	Darden Restaurants, Inc.	19,791,820
278,000	Kohl’s Corp.	20,724,900
		40,516,720
	SEMICONDUCTORS - 4.9%
80,500	NVIDIA Corp.	22,622,110

	SOFTWARE - 9.8%
152,000	Salesforce.com, Inc. *	24,172,560
131,000	Vmware, Inc. *	20,443,860
		44,616,420

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	TRANSPORTATION - 4.8%
133,000	Union Pacific Corp.	$21,656,390

	TOTAL COMMON STOCK (Cost - $359,218,755)	447,952,955

	TOTAL INVESTMENTS - 98.3% (Cost - $359,218,755)	$447,952,955
	OTHER ASSETS LESS LIABILITIES - 1.7%	7,825,400
	NET ASSETS - 100.0%	$455,778,355

*	Non-income producing security.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 97.0%
	AUTO PARTS & EQUIPMENT - 3.5%
16,000	Allison Transmission Holdings, Inc.	$832,160

	BANKS - 3.1%
6,400	Signature Bank *	734,976

	BIOTECHNOLOGY - 3.1%
2,100	Biogen, Inc. *	741,951

	BUILDING MATERIALS - 6.3%
11,000	Armstrong World Industries, Inc. *	765,600
40,900	Quanex Building Products Corp.	744,380
		1,509,980

	COMMERCIAL SERVICES - 3.2%
22,700	Quanta Services, Inc. *	757,726

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
59,500	Navient Corp.	802,060

	ELECTRONICS - 3.0%
16,100	Avnet, Inc.	720,797

	HEALTHCARE PRODUCTS - 3.8%
7,400	Masimo Corp. *	921,596

	HOMEBUILDERS - 2.7%
52,000	TRI Pointe Group, Inc. *	644,800

	INSURANCE - 3.3%
19,000	Assured Guaranty Ltd.	802,370

	IRON & STEEL - 6.4%
12,300	Nucor Corp.	780,435
17,000	Steel Dynamics, Inc.	768,230
		1,548,665
	MACHINERY - CONSTRUCTION & MINING - 3.2%
15,500	Astec Industries, Inc.	781,355

	MACHINERY - DIVERSIFIED -3.4%
4,300	Rockwell Automation, Inc.	806,336

	OIL & GAS - 6.1%
11,000	HollyFrontier Corp.	768,900
136,000	Southwestern Energy, Co. *	694,960
		1,463,860
	PHARMACEUTICALS - 3.2%
4,100	Allergan PLC	780,968

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	RETAIL - 19.5%
1,025	AutoZone, Inc. *	$795,092
12,900	Dave & Buster’s Entertainment, Inc. *	854,238
46,600	Michaels Cos, Inc. *	756,318
12,600	Nordstrom, Inc.	753,606
8,700	Nu Skin Enterprises, Inc.	717,054
9,100	Yum! Brands, Inc.	827,281
		4,703,589
	SEMICONDUCTORS - 6.7%
11,700	QUALCOMM, Inc.	842,751
7,300	Texas Instruments, Inc.	783,217
		1,625,968
	SOFTWARE - 13.2%
20,000	CSG Systems International, Inc.	802,800
9,600	Fiserv, Inc. *	790,848
44,500	Nuance Communications, Inc. *	770,740
15,750	Oracle Corp.	812,070
		3,176,458

	TOTAL COMMON STOCK (Cost - $23,093,847)	23,355,615

	TOTAL INVESTMENTS - 97.0% (Cost - $23,093,847)	$23,355,615
	OTHER ASSETS LESS LIABILITIES - 3.0%	734,204
	NET ASSETS - 100.0%	$24,089,819

PLC - Public Limited Company

*	Non-income producing security.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 93.3%
	BANKS - 4.9%
3,000	JPMorgan Chase & Co.	$338,520

	BIOTECHNOLOGY - 4.3%
1,150	Amgen, Inc.	238,384
340	Shire PLC - ADR	61,632
		300,015
	CHEMICALS - 3.3%
2,400	Eastman Chemical Co.	229,728

	DIVERSIFIED FINANCIAL SERVICES - 12.1%
600	BlackRock, Inc.	282,798
4,450	Intercontinental Exchange, Inc.	333,261
2,000	T Rowe Price Group, Inc.	218,360
		834,419
	ELECTRONICS - 3.4%
1,400	Honeywell International, Inc.	232,960

	HAND/MACHINE TOOLS - 4.2%
1,580	Snap-on, Inc.	290,088

	HEALTHCARE PRODUCTS - 5.9%
5,500	Abbott Laboratories	403,480

	HEALTHCARE SERVICES - 5.4%
1,400	UnitedHealth Group, Inc.	372,456

	HOME FURNISHINGS - 2.2%
1,300	Whirlpool Corp.	154,375

	INTERNET - 3.2%
2,500	CDW Corp.	222,300

	PHARMACEUTICALS - 8.7%
1,900	AbbVie, Inc.	179,702
2,800	CVS Health Corp.	220,416
1,500	McKesson Corp.	198,975
		599,093
	PIPELINES - 6.4%
8,100	Enterprise Products Partners LP	232,713
6,100	MPLX LP	211,548
		444,261
	REAL ESTATE - 2.9%
2,400	LCI Industries	198,720

	REAL ESTATE INVESTMENT TRUSTS - 5.7%
3,100	Prologis, Inc.	210,149
8,500	Starwood Property Trust, Inc.	182,920
		393,069

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 93.3% (Continued)
	RETAIL - 4.4%
1,000	Home Depot, Inc.	$207,150
1,700	Starbucks Corp.	96,628
		303,778
	SEMICONDUCTORS - 8.1%
1,200	Broadcom Ltd.	296,076
500	Lam Research Corp.	75,850
2,100	Skyworks Solutions, Inc.	190,491
		562,417
	TOYS/GAMES/HOBBIES - 3.5%
2,300	Hasbro, Inc.	241,776

	TRANSPORTATION - 4.7%
1,350	FedEx Corp.	325,066

	TOTAL COMMON STOCK (Cost - $5,070,781)	6,446,521

	TOTAL INVESTMENTS - 93.3% (Cost - $5,070,781)	$6,446,521
	OTHER ASSETS LESS LIABILITIES - 6.7%	460,513
	NET ASSETS - 100.0%	$6,907,034

ADR - American Depositary Receipt

LP - Limited Partnership

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 15.6%
19,398	iShares Short-Term Corporate Bond ETF			$1,005,398
1	SPDR S&P 500 ETF Trust			291
17,618	SPDR Portfolio Short Term Corporate Bond ETF			531,711
7,248	Vanguard Short-Term Corporate Bond ETF			566,504
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,140,878)			2,103,904

Principal		Coupon Rate	Maturity
	CORPORATE BONDS - 68.7%
	AEROSPACE/DEFENSE - 3.0%
$250,000	Boeing Co.	4.875%	2/15/2020	256,345
10,000	Lockheed Martin Corp.	4.250%	11/15/2019	10,140
134,000	Rockwell Collins, Inc.	5.250%	7/15/2019	136,413
				402,898
	AUTO MANUFACTURERS - 4.8%
250,000	Ford Motor Credit Co. LLC	2.597%	11/4/2019	248,048
250,000	General Motors Financial Co., Inc.	2.400%	5/9/2019	249,382
150,000	General Motors Financial Co., Inc.	2.350%	10/4/2019	149,068
				646,498
	BANKS - 13.7%
258,000	Bank of America Corp.	2.600%	1/15/2019	257,970
250,000	Citigroup, Inc.	2.050%	6/7/2019	248,810
75,000	Citigroup, Inc.	2.500%	7/29/2019	74,850
100,000	Citigroup, Inc.	5.375%	8/9/2020	103,747
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	199,148
250,000	HSBC USA, Inc.	2.350%	3/5/2020	247,312
250,000	JPMorgan Chase & Co.	2.200%	10/22/2019	248,332
100,000	KeyBank NA	2.250%	3/16/2020	98,734
262,000	Morgan Stanley	2.375%	7/23/2019	260,980
105,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	107,717
				1,847,600
	CHEMICALS - 0.5%
75,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	74,033

	COMMERCIAL SERVICES - 1.5%
200,000	The Western Union Co.	3.350%	5/22/2019	200,447

	COMPUTERS - 0.7%
100,000	International Business Machines Corp.	1.625%	5/15/2020	97,943

	COSMETICS/PERSONAL CARE - 2.5%
350,000	Unilever Capital Corp.	2.100%	7/30/2020	343,844

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
15,000	American Express Credit Corp.	2.125%	3/18/2019	14,968
200,000	American Express Credit Corp.	2.250%	8/15/2019	199,082
40,000	Ameriprise Financial, Inc.	7.300%	6/28/2019	41,303
300,000	Charles Schwab Corp.	4.450%	7/22/2020	307,545
				562,898
	ELECTRIC - 6.3%
50,000	Consolidated Edison, Inc.	2.000%	3/15/2020	49,180
250,000	Duke Energy Florida LLC	1.850%	1/15/2020	246,243
79,000	NextEra Energy Capital Holdings, Inc.	2.300%	4/1/2019	78,856
225,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	221,281
250,000	Southern Co.	1.850%	7/1/2019	248,160
				843,720
	ELECTRONICS - 1.1%
150,000	Amphenol Corp.	2.200%	4/1/2020	147,417

	FOOD - 5.4%
250,000	JM Smucker Co.	2.500%	3/15/2020	247,697
230,000	Kraft Heinz Foods Co.	5.375%	2/10/2020	236,615
144,000	Kroger Co.	1.500%	9/30/2019	142,005
100,000	Sysco Corp.	1.900%	4/1/2019	99,570
				725,887
	HEALTHCARE - PRODUCTS - 4.4%
36,000	Abbot Labratories	2.350%	11/22/2019	36,000
100,000	Abbot Labratories	2.000%	3/15/2020	98,794
100,000	Becton Dickinson & Co.	2.133%	6/6/2019	99,423
150,000	Becton Dickinson & Co.	2.675%	12/15/2019	149,202
200,000	Life Technologies Corp.	6.000%	3/1/2020	207,184
				590,603

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
September 30, 2018

Principal		Coupon Rate	Maturity	Value
	CORPORATE BONDS (Continued) - 68.7%
	HEALTHCARE - SERVICES - 2.3%
$200,000	Anthem, Inc.	2.250%	8/15/2019	$198,954
100,000	Humana, Inc.	2.625%	10/1/2019	99,622
				298,576
	HOUSEWARES - 0.7%
100,000	Newell Brands, Inc.	2.600%	3/29/2019	99,866

	INSURANCE - 1.8%
135,000	Aflac, Inc.	2.400%	3/16/2020	133,759
100,000	Prudential Financial, Inc.	5.375%	6/21/2020	103,612
				237,371
	MEDIA - 2.3%
100,000	NBCUniversal Media LLC.	5.150%	4/30/2020	103,152
100,000	Viacom, Inc.	5.625%	9/15/2019	102,473
50,000	Walt Disney Co.	1.950%	3/4/2020	49,330
50,000	Walt Disney Co.	1.800%	6/5/2020	49,067
				304,022
	MISCELLANEOUS MANUFACTURING - 1.5%
200,000	General Electric Co.	5.550%	5/4/2020	207,277

	PHARMACEUTICALS - 4.2%
200,000	Cardinal Health, Inc.	2.400%	11/15/2019	198,506
225,000	Express Scripts Holding Co.	2.250%	6/15/2019	223,998
150,000	McKesson Corp.	2.284%	3/15/2019	149,697
				572,201
	RETAIL - 0.7%
100,000	McDonalds Corp.	1.875%	5/29/2019	99,446

	SOFTWARE - 1.8%
238,000	CA, Inc.	5.375%	12/1/2019	243,338

	TELECOMMUNICATIONS - 2.3%
150,000	AT&T, Inc.	5.875%	10/1/2019	154,291
150,000	AT&T, Inc.	5.200%	3/15/2020	154,432
				308,723
	TRANSPORTATION - 1.5%
200,000	Burlington Northern Santa Fe LLC	4.700%	10/1/2019	203,614

	TRUCKING & LEASING - 1.5%
200,000	GATX Corp.	2.500%	7/30/2019	199,376

	TOTAL CORPORATE BONDS (Cost - $9,319,318)			9,257,598

	UNITED STATES GOVERNMENT SECURITIES - 3.6%
500,000	United States Treasury Note/Bond +	0.750%	7/15/2019	493,027
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $493,275)			493,027

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 14.1% *
119	SPDR S&P 500 ETF Trust	Pershing	$3,153,500	1/18/2019 - $265.00	$345,933
72	SPDR S&P 500 ETF Trust	Pershing	1,944,000	1/18/2019 - $270.00	177,912
40	SPDR S&P 500 ETF Trust	Pershing	1,040,000	3/15/2019 - $260.00	142,600
77	SPDR S&P 500 ETF Trust	Pershing	2,040,500	3/15/2019 - $265.00	240,433
20	SPDR S&P 500 ETF Trust	Pershing	520,000	6/21/2019 - $260.00	77,050
44	SPDR S&P 500 ETF Trust	Pershing	1,166,000	6/21/2019 - $265.00	151,052
80	SPDR S&P 500 ETF Trust	Pershing	2,160,000	6/21/2019 - $270.00	241,880
38	SPDR S&P 500 ETF Trust	Pershing	1,045,000	6/21/2019 - $275.00	99,788
40	SPDR S&P 500 ETF Trust	Pershing	1,080,000	9/20/2019 - $270.00	132,160
12	SPDR S&P 500 ETF Trust	Pershing	330,000	9/20/2019 - $275.00	35,148
93	SPDR S&P 500 ETF Trust	Pershing	2,697,000	9/20/2019 - $290.00	172,887
32	SPDR S&P 500 ETF Trust	Pershing	944,000	9/20/2019 - $295.00	49,632
9	SPDR S&P 500 ETF Trust	Pershing	261,000	12/20/2019 - $290.00	19,350
6	SPDR S&P 500 ETF Trust	Pershing	177,000	12/20/2019 - $295.00	10,962
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,255,639)				1,896,787

	TOTAL INVESTMENTS - 102.0% (Cost - $13,209,110)				$13,751,316
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%				(269,538)
	NET ASSETS - 100.0%				$13,481,778

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
September 30, 2018

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	TOTAL OPTIONS WRITTEN - (7.3)% *
	CALL OPTIONS WRITTEN - (6.0)%
42	SPDR S&P 500 ETF Trust	Pershing	$1,176,000	1/18/2019 - $280.00	$67,620
149	SPDR S&P 500 ETF Trust	Pershing	4,246,500	1/18/2019 - $285.00	183,270
85	SPDR S&P 500 ETF Trust	Pershing	2,422,500	3/15/2019 - $285.00	125,375
32	SPDR S&P 500 ETF Trust	Pershing	928,000	3/15/2019 - $290.00	36,288
104	SPDR S&P 500 ETF Trust	Pershing	3,016,000	6/21/2019 - $290.00	159,224
78	SPDR S&P 500 ETF Trust	Pershing	2,301,000	6/21/2019 - $295.00	95,394
22	SPDR S&P 500 ETF Trust	Pershing	660,000	9/20/2019 - $300.00	27,698
63	SPDR S&P 500 ETF Trust	Pershing	1,953,000	9/20/2019 - $310.00	47,628
92	SPDR S&P 500 ETF Trust	Pershing	2,898,000	9/20/2019 - $315.00	51,428
6	SPDR S&P 500 ETF Trust	Pershing	186,000	12/20/2019 - $310.00	6,240
9	SPDR S&P 500 ETF Trust	Pershing	283,500	12/20/2019 - $315.00	7,344
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $480,748)				807,509

	PUT OPTIONS WRITTEN - (1.3)%
123	SPDR S&P 500 ETF Trust	Pershing	2,952,000	1/18/2019 - $240.00	11,808
4	SPDR S&P 500 ETF Trust	Pershing	98,000	1/18/2019 - $245.00	456
37	SPDR S&P 500 ETF Trust	Pershing	869,500	3/15/2019 - $235.00	5,457
41	SPDR S&P 500 ETF Trust	Pershing	984,000	3/15/2019 - $240.00	7,175
22	SPDR S&P 500 ETF Trust	Pershing	517,000	6/21/2019 - $235.00	6,215
21	SPDR S&P 500 ETF Trust	Pershing	504,000	6/21/2019 - $240.00	6,741
79	SPDR S&P 500 ETF Trust	Pershing	1,935,500	6/21/2019 - $245.00	28,282
35	SPDR S&P 500 ETF Trust	Pershing	857,500	9/20/2019 - $245.00	17,973
45	SPDR S&P 500 ETF Trust	Pershing	1,170,000	9/20/2019 - $260.00	32,670
56	SPDR S&P 500 ETF Trust	Pershing	1,484,000	9/20/2019 - $265.00	45,248
6	SPDR S&P 500 ETF Trust	Pershing	156,000	12/20/2019 - $260.00	5,274
7	SPDR S&P 500 ETF Trust	Pershing	185,500	12/20/2019 - $265.00	6,818
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $404,041)				174,117

	TOTAL OPTIONS WRITTEN (Premiums Received - $884,789)				$981,626

ETF - Exchange Traded Fund

LLC - Limited Liability Company

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 86.5%
	AEROSPACE/DEFENSE - 7.8%
12,115	Boeing Co.	$4,505,569
13,424	Lockheed Martin Corp.	4,644,167
		9,149,736
	AIRLINES - 3.5%
71,458	Delta Air Lines, Inc.	4,132,416

	AUTO PARTS & EQUIPMENT - 2.0%
15,974	Lear Corp.	2,316,230

	BIOTECHNOLOGY - 3.1%
17,842	Amgen, Inc.	3,698,468

	COMPUTERS - 7.9%
22,997	Apple, Inc.	5,191,343
161,113	HP, Inc.	4,151,882
		9,343,225
	DISTRIBUTION/WHOLESALE - 3.5%
11,604	WW Grainger, Inc.	4,147,386

	ELECTRONICS - 4.1%
28,808	Honeywell International, Inc.	4,793,651

	ENTERTAINMENT - 3.0%
12,867	Vail Resorts, Inc.	3,530,962

	ENVIRONMENTAL CONTROL - 4.2%
54,715	Waste Management, Inc.	4,944,047

	HEALTHCARE-SERVICES - 3.9%
17,307	UnitedHealth Group, Inc.	4,604,354

	IRON/STEEL - 3.2%
83,858	Steel Dynamics, Inc.	3,789,543

	MEDIA - 3.8%
38,018	The Walt Disney Co.	4,445,825

	OIL & GAS - 3.4%
49,821	Marathon Petroleum Corp.	3,984,185

	RETAIL - 18.2%
53,879	Best Buy Co., Inc.	4,275,838
37,820	Darden Resturants, Inc.	4,205,206
39,274	Dollar General Corp.	4,292,648
20,629	Home Depot, Inc.	4,273,297
39,779	The TJX Cos., Inc.	4,456,044
		21,503,033
	SEMICONDUCTORS - 3.4%
37,090	Texas Instruments, Inc.	3,979,386

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 86.5% (Continued)
	SOFTWARE - 8.2%
36,572	Broadridge Financial Solutions, Inc.	$4,825,676
42,190	Microsoft Corp.	4,825,270
		9,650,946
	TELECOMMUNICATIONS - 3.3%
71,906	Verizon Communications, Inc.	3,839,061

	TOTAL COMMON STOCK (Cost - $77,878,392)	101,852,454

Principal
	UNITED STATES GOVERNMENT SECURITIES - 8.3%
$5,000,000	United States Treasury Notes, 1.750%, 9/30/2019	4,955,566
5,000,000	United States Treasury Notes, 1.250%, 3/31/2021	4,808,008
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $9,772,553)	9,763,574

	SHORT-TERM INVESTMENTS - 4.4%
5,000,000	United States Treasury Bill, 2.080%, 10/25/2018 #	4,993,079
200,000	United States Treasury Bill, 2.465%, 9/12/2019 #	195,233
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,188,648)	5,188,312

	TOTAL INVESTMENTS - 99.2% (Cost - $92,839,593)	$116,804,340
	OTHER ASSETS LESS LIABILITIES - 0.8%	1,002,150
	NET ASSETS - 100.0%	$117,806,490

#	Discount rate at time of purchase.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 90.5%
	AEROSPACE/DEFENSE - 4.5%
132,500	Kratos Defense & Security Solutions, Inc. * +	$1,958,350

	AGRICULTURE - 5.4%
22,000	Bunge Ltd.	1,511,620
23,500	Imperial Brands PLC - ADR	815,568
		2,327,188
	BEVERAGES - 4.6%
68,600	Distell Group Holdings Ltd. *	516,224
800,000	Marston’s PLC	1,030,201
875,000	Thai Beverage PCL	435,467
		1,981,892
	CHEMICALS - 3.4%
45,000	Mosaic Co. +	1,461,600

	ENTERTAINMENT - 3.3%
50,500	Parques Reunidos Servicios Centrales SAU *	674,542
23,500	SeaWorld Entertainment, Inc. * +	738,605
		1,413,147
	ENVIRONMENTAL CONTROL - 5.0%
31,954	Tetra Tech, Inc.	2,182,458

	FOOD - 9.5%
39,950	Campbell Soup Co.	1,463,368
1,249,000	First Pacific Co. Ltd.	616,128
120,000	GrainCorp Ltd.	685,925
16,550	Nestle SA - ADR	1,376,960
		4,142,381
	HEALTHCARE-PRODUCT - 1.1%
896,589	Asaleo Care Ltd.	470,327

	HOUSEHOLD PRODUCTS/WARES - 2.1%
50,000	Reckitt Benckiser Group PLC - ADR	917,000

	INTERNET - 3.1%
41,500	eBay, Inc. *	1,370,330

	INVESTMENT COMPANIES - 2.2%
12,000	Pargesa Holding SA	968,673

	OIL & GAS - 3.9%
20,100	Exxon Mobil Corp.	1,708,902

	PHARMACEUTICALS - 9.7%
9,800	Johnson & Johnson	1,354,066
16,550	Novartis AG - ADR	1,425,948
31,900	Sanofi - ADR	1,424,973
		4,204,987
	RETAIL - 3.8%
95,500	Wendy’s Co.	1,636,870

	SEMICONDUCTORS - 7.4%
32,500	Micron Technology, Inc. *	1,469,975
38,500	Synaptics, Inc. * +	1,756,370
		3,226,345

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK - 90.5% (Continued)
	SOFTWARE - 4.6%
17,300	Microsoft Corp.	$1,978,601

	TELECOMMUNICATIONS - 16.9%
58,000	Ciena Corp. * +	1,811,920
37,500	Cisco Systems, Inc.	1,824,375
232,000	Nokia OYJ - ADR +	1,294,560
70,000	Orange SA - ADR	1,112,300
59,000	Vodafone Group PLC - ADR +	1,280,300
		7,323,455

	TOTAL COMMON STOCK (Cost - $32,879,465)	39,272,506

	MUTUAL FUND - 2.6%
	CLOSED-END FUND - 2.6%
96,500	Sprott Physical Gold and Silver Trust	1,127,120
	TOTAL MUTUAL FUND (Cost - $1,291,122)	1,127,120

	TOTAL INVESTMENTS - 93.1% (Cost - $34,170,587)	$40,399,626
	OTHER ASSETS LESS LIABILITIES - 6.9%	2,998,749
	NET ASSETS - 100.0%	$43,398,375

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (0.6)% *
60	Ciena Corp.	Pershing	1/18/2019 - $25.00	$150,000	$40,050
60	Ciena Corp.	Pershing	1/18/2019 - $26.00	156,000	35,550
300	Kratos Defense & Security Solutions, Inc.	Pershing	2/15/2019 - $15.00	450,000	45,750
60	Mosaic Co.	Pershing	1/18/2019 - $30.00	180,000	21,600
50	Mosaic Co.	Pershing	1/18/2019 - $32.00	160,000	12,150
150	Nokia OYJ	Pershing	10/19/2018 - $6.00	90,000	450
400	Nokia OYJ	Pershing	1/18/2019 - $6.00	240,000	9,200
350	Nokia OYJ	Pershing	1/18/2019 - $7.00	245,000	2,100
200	Nokia OYJ	Pershing	1/17/2020 - $7.00	140,000	8,000
160	SeaWorld Entertainment, Inc.	Pershing	1/18/2019 - $32.00	512,000	44,000
150	Synaptics, Inc.	Pershing	1/18/2019 - $50.00	750,000	33,375
85	Synaptics, Inc.	Pershing	1/18/2019 - $60.00	510,000	3,613
55	Vodafone Group PLC	Pershing	1/18/2019 - $25.00	137,500	550
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $279,360)				$256,388

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Liability Company

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	CLOSED-END FUND - 1.2%
23,500	Sprott Physical Gold and Silver Trust	$274,480
	TOTAL CLOSED-END FUND (Cost - $336,373)	274,480

	COMMON STOCK - 48.5%
	AEROSPACE/DEFENSE - 0.4%
6,000	Kratos Defense & Security Solutions, Inc. *	88,680

	AGRICULTURE - 3.3%
4,100	Bunge Ltd.	281,711
13,600	Imperial Brands PLC - ADR	471,988
		753,699
	BEVERAGES - 1.6%
280,649	Marston’s PLC	361,406

	ENVIRONMENTAL CONTROL - 3.7%
12,271	Tetra Tech, Inc.	838,109

	FOOD - 6.0%
15,450	Campbell Soup Co.	565,934
25,000	GrainCorp LTD	142,901
8,050	Nestle SA - ADR	669,760
		1,378,595
	HEALTHCARE PRODUCTS - 1.3%
548,000	Asaleo Care Ltd.	287,467

	HOUSEHOLD PRODUCT/WARES - 1.4%
17,000	Reckitt Benckiser Group PLC - ADR	311,780

	INVESTMENT COMPANIES - 2.6%
7,357	Pargesa Holding SA	593,877

	OIL & GAS - 1.7%
4,500	Exxon Mobil Corp.	382,590

	PHARMACEUTICALS - 9.2%
5,400	Johnson & Johnson	746,118
8,525	Novartis AG - ADR	734,514
13,500	Sanofi - ADR	603,045
		2,083,677
	RETAIL - 4.1%
54,400	Wendy’s Co.	932,416

	SEMICONDUCTORS - 1.8%
9,000	Micron Technology, Inc. *	407,070

	SOFTWARE - 1.2%
2,400	Microsoft Corp.	274,488

	TELECOMMUNICATIONS - 10.2%
20,400	Cisco Systems, Inc.	992,460
40,000	Nokia OYJ - ADR +	223,200
37,500	Orange SA - ADR	595,875
23,290	Vodafone Group PLC - ADR	505,393
		2,316,928

	TOTAL COMMON STOCK (Cost - $9,691,817)	11,010,782

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 3.0%
	ENERGY-ALTERNATE SOURCES- 1.0%
$227,000	Tesla Energy Operations, Inc.	2.750	11/1/2018	$223,879

	INTERNET- 2.0%
460,000	Twitter, Inc.	0.250	9/15/2019	446,541

	TOTAL CONVERTIBLE BONDS (Cost - $673,404)			670,420

	CORPORATE BONDS - 44.4%
	AEROSPACE/DEFENSE - 1.1%
250,000	Embraer Overseas Ltd.	6.375	1/15/2020	259,377

	AUTO PARTS & EQUIPMENT - 3.2%
387,000	Cooper Tire & Rubber Co.	8.000	12/15/2019	407,801
295,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	322,287
				730,088
	CHEMICALS - 1.7%
367,000	CF Industries, Inc.	7.125	5/1/2020	388,102

	COMPUTERS - 0.8%
175,000	Dell, Inc.	5.875	6/15/2019	178,981

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
99,000	Aircastle Ltd.	7.625	4/15/2020	104,823

	ENTERTAINMENT - 2.7%
586,000	International Game Technology	7.500	6/15/2019	606,510

	FOREST PRODUCTS & PAPER- 2.0%
432,000	Celulosa Arauco y Constitucion SA	7.250	7/29/2019	447,198

	HEALTHCARE SERVICES - 2.7%
45,000	HCA, Inc.	4.250	10/15/2019	45,450
566,000	Tenet Healthcare Corp.	5.500	3/1/2019	571,660
				617,110
	HOME BUILDERS - 1.7%
229,000	KB Home	4.750	5/15/2019	231,004
154,000	Tri Pointe Group, Inc.	4.375	6/15/2019	155,348
				386,352
	IRON/STEEL - 2.7%
576,000	United States Steel Corp.	7.375	4/1/2020	605,520

	LODGING - 3.1%
200,000	MGM Resort International	8.625	2/1/2019	204,000
497,000	MGM Resort International	5.250	3/31/2020	506,940
				710,940
	MACHINERY DIVERSIFIED - 0.2%
55,000	CNH Industrial Capital LLC	3.375	7/15/2019	55,093

	MEDIA - 0.7%
150,000	CSC Holdings LLC	8.625	2/15/2019	152,625

	OIL & GAS - 3.8%
324,000	Chesapeake Energy Corp.	7.250	12/15/2018	326,773
227,000	Ecopetrol SA	7.625	7/23/2019	235,808
300,000	Encana Corp.	6.500	5/15/2019	306,544
				869,125
	OIL & GAS SERVICES - 0.8%
177,000	SEACOR Holdings, Inc.	7.375	10/1/2019	183,195

	PHARMACEUTICALS - 0.5%
125,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	7/19/2019	122,991

	PIPELINES - 2.9%
100,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	102,002
550,000	DCP Midstream Operating LP	2.700	4/1/2019	550,523
				652,525

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 44.4% (Continued)
	REIT - 0.4%
$100,000	CoreCivic, Inc.	4.125	4/1/2020	$100,155

	RETAIL - 1.2%
263,000	L Brands, Inc.	7.000	5/1/2020	275,492

	SOFTWARE - 0.8%
177,000	CDK Global, Inc.	3.800	10/15/2019	177,531

	TELECOMMUNICATIONS - 10.9%
294,000	Anixter, Inc.	5.625	5/1/2019	298,410
50,000	Centel Capital Corp.	9.000	10/15/2019	52,263
73,000	CenturyLink, Inc.	6.150	9/15/2019	74,551
650,000	Frontier Communications Corp.	8.125	10/1/2018	650,000
275,000	Hughes Satellite Systems Corp.	6.500	6/15/2019	281,016
365,000	Nokia OYJ	5.375	5/15/2019	371,479
189,000	Sprint Capital Corp.	6.900	5/1/2019	192,544
540,000	Telecom Italia Capital SA	7.175	6/18/2019	550,800
				2,471,063

	TOTAL CORPORATE BONDS (Cost - $10,117,607)			10,094,796

	TOTAL INVESTMENTS - 97.1% (Cost - $20,819,201)			$22,050,478
	OTHER ASSETS LESS LIABILITIES - 2.9%			667,740
	NET ASSETS - 100.0%			$22,718,218

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (0.0)%*
400	Nokia OYJ	Pershing	1/18/2019 - $6.00	$240,000	$9,200
	TOTAL CALL OPTIONS WRITTEN (Premium - $20,784)

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 49.6%
	EQUITY FUNDS - 49.6%
306,983	iShares China Large-Cap ETF	$13,145,012
1,813,968	iShares Core S&P Mid-Cap ETF	365,133,619
593,586	iShares MSCI Australia ETF	13,130,122
64,657	iShares MSCI Austria ETF	1,479,352
60,877	iShares MSCI Belgium ETF	1,167,012
393,070	iShares MSCI Brazil ETF	13,258,251
440,879	iShares MSCI Canada ETF	12,688,498
163,214	iShares MSCI Chile ETF	7,395,226
280,926	iShares MSCI France ETF	8,818,267
314,499	iShares MSCI Germany ETF	9,353,200
542,148	iShares MSCI Hong Kong ETF	12,968,180
25,885	iShares MSCI Israel ETF	1,449,819
281,507	iShares MSCI Italy ETF	7,786,484
220,636	iShares MSCI Japan ETF	13,288,906
209,769	iShares MSCI Malaysia ETF	6,786,027
246,196	iShares MSCI Mexico ETF	12,612,621
90,255	iShares MSCI Netherlands ETF	2,724,799
53,701	iShares MSCI Peru ETF	1,982,641
478,695	iShares MSCI Singapore ETF	11,617,928
129,902	iShares MSCI South Africa ETF	6,969,242
186,546	iShares MSCI South Korea ETF	12,735,496
310,357	iShares MSCI Spain ETF	9,189,671
156,301	iShares MSCI Sweden ETF	5,129,799
268,742	iShares MSCI Switzerland ETF	9,322,660
350,767	iShares MSCI Taiwan ETF	13,223,916
70,665	iShares MSCI Thailand ETF	6,663,710
271,805	iShares MSCI Turkey ETF	6,471,677
284,017	iShares MSCI United Kingdom ETF	9,690,660
1,988,837	iShares Russell 1000 ETF	321,614,831
2,138,215	iShares Russell 2000 ETF	360,396,138
367,664	iShares Russell Mid-Cap ETF	81,069,912
462,867	Schwab U.S. REIT ETF	19,315,440
619,233	VanEck Vectors Russia ETF	13,350,663
1,559,092	Vanguard FTSE Emerging Markets ETF	63,922,772
358,923	Vanguard FTSE Europe ETF	20,178,651
598,283	Vanguard Large-Cap ETF	79,876,763
837,533	Vanguard Mid-Cap ETF	137,514,543
1,607,723	Vanguard Real Estate ETF	129,711,092
202,063	Vanguard S&P 500 ETF	53,960,924
1,465,209	Vanguard Small-Cap ETF	238,213,679
520,169	WisdomTree India Earnings Fund	12,541,275
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,846,370,212)	2,127,849,478
Principal
	UNITED STATES GOVERNMENT SECURITIES - 25.1%
$277,520,000	United States Treasury Note, 1.250%, 11/15/2018 + ^	277,232,326
277,160,000	United States Treasury Note, 0.750%, 2/15/2019 + ^	275,514,362
252,220,000	United States Treasury Note, 0.875%, 05/15/2019 + ^	249,742,135
279,310,000	United States Treasury Note, 0.750%, 08/15/2019 + ^	274,869,407
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,078,431,016)	1,077,358,230

	TOTAL INVESTMENTS - 74.7% (Cost - $2,924,801,228)	$3,205,207,708
	OTHER ASSETS LESS LIABILITIES - 25.3%	1,082,947,538
	NET ASSETS - 100.0%	$4,288,155,246

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.8%
687	Amsterdam Index Future	87,686,848	October-18	$1,102,164
2,768	Australian 10 Year Bond Future	258,065,115	December-18	(1,660,500)
683	Australian 3 Year Bond Future	54,986,127	December-18	27,562
2,965	Brent Crude Future +	245,294,450	December-18	14,920,070
721	Brent Crude Future +	59,295,040	January-19	3,878,390
224	Brent Crude Future +	18,329,920	February-19	1,045,090
120	Brent Crude Future +	9,783,600	March-19	461,890
65	Brent Crude Future +	5,280,600	April-19	215,390
39	Brent Crude Future +	3,156,660	May-19	136,310
1,094	CAC 40 10 Euro Future	69,754,087	October-18	1,362,321
175	Cocoa Future +	3,599,750	December-18	(340,100)
27	Cotton No. 2 Future +	1,030,995	December-18	(29,905)
114	DAX Index Future	40,522,763	December-18	(590,884)
408	Dija Mini E-CBOT Future	54,011,040	December-18	(50,550)
364	E-mini Russell 2000 Future	30,954,560	December-18	(25,885)
1,162	Euro-BTP Future	167,142,394	December-18	(3,941,769)
902	Euro-Bund Future	166,360,123	December-18	236,065
1,343	Euro BUXL Future	271,921,018	December-18	(181,177)
1,534	Euro-Oat Future	269,132,185	December-18	(1,871,111)
4,514	FTSE 100 Index Future	440,691,890	December-18	11,039,056
62	FTSE China A50	738,575	October-18	4,415
738	Gasoline RBOB Future +	64,648,357	November-18	2,336,414
401	Gasoline RBOB Future +	34,958,939	December-18	909,497
43	Gasoline RBOB Future +	3,745,825	January-19	75,268
8	Gasoline RBOB Future +	698,981	February-19	9,555
4	IBEX 35 Future	435,238	October-18	(5,935)
134	Japan 10 Year Bond Future	177,066,162	December-18	(89,499)
1,665	KO SPI 2 Future	113,176,471	December-18	(131,403)
205	Lean Hogs Future +	4,749,850	December-18	27,180
2	LME Copper Future +	313,125	December-18	(1,685)
34	LME PRI Aluminum Future +	1,764,175	December-18	2,641
1,296	Low Sulphur Gasoil G Future +	93,862,800	November-18	2,794,200
918	Low Sulphur Gasoil G Future +	66,210,750	December-18	1,094,125
230	Low Sulphur Gasoil G Future +	16,548,500	January-19	183,500
175	MSCI Taiwan Index Future	7,185,500	October-18	(13,150)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.8% (Continued)
206	Natural Gas Future +	6,367,460	December-18	$(23,200)
870	Natural Gas Future +	27,570,300	January-19	(486,280)
69	Natural Gas Future +	2,016,870	March-19	(2,480)
781	Nikkei 225 (OSE) Future	165,846,899	December-18	9,505,436
981	Nikkei 225 (SGX) Future	104,266,607	December-18	5,794,390
22	NY Harbor ULSD Future +	2,170,014	November-18	(6,069)
243	NY Harbor ULSD Future +	24,010,636	December-18	379,835
113	NY Harbor ULSD Future +	11,179,678	January-19	386,450
61	NY Harbor ULSD Future +	6,027,617	February-19	255,809
1,110	OMXS30 Index Future	20,719,201	October-18	47,104
91	S&P Mid 400 E-Mini Future	18,429,320	December-18	(89,910)
178	S&P/TSX 60 IX Future	26,172,582	December-18	(204,339)
3,332	S&P 500 E-Mini Future	486,305,400	December-18	(207,663)
323	SET50 Future	2,316,132	December-18	2,520
654	SPI 200 Future	73,275,283	December-18	347,890
2,423	TOPIX Index Future	387,709,865	December-18	20,496,957
2,452	WTI Crude Future +	179,609,000	November-18	5,678,670
808	WTI Crude Future +	59,032,480	December-18	1,989,580
237	WTI Crude Future +	17,274,930	January-19	568,460
126	WTI Crude Future +	9,160,200	February-19	353,690
72	WTI Crude Future +	5,220,720	March-19	179,390
44	WTI Crude Future +	3,181,640	April-19	119,380
9	WTI Crude Future +	648,810	May-19	25,130
	Net Unrealized Gain From Open Long Futures Contracts			$78,038,300

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.6%
(2,824)	90-Day Euro$ Future	(684,890,600)	June-19	489,550
(4,739)	90-Day Euro$ Future	(1,148,259,700)	September-19	1,142,075
(5,900)	90-Day Euro$ Future	(1,428,685,000)	December-19	2,676,775
(5,848)	90-Day Euro$ Future	(1,415,727,700)	March-20	2,670,012
(5,447)	90-Day Euro$ Future	(1,318,582,525)	June-20	2,224,538
(4,637)	90-Day Euro$ Future	(1,122,559,738)	September-20	2,245,163
(3,942)	90-Day Euro$ Future	(954,308,925)	December-20	2,303,737
(236)	Canadian 10 Year Bond Future	(24,213,461)	September-18	(35,245)
(1,622)	CBOE VIX Future	(22,667,450)	October-18	1,221,630
(655)	CBOE VIX Future	(9,808,625)	November-18	131,680
(205)	CBOE VIX Future	(3,121,125)	December-18	41,230
(124)	CBOE VIX Future	(1,949,900)	January-19	18,360
(34)	Coffee ‘C’ Future +	(1,306,238)	December-18	(56,100)
(675)	Copper Future +	(47,334,375)	December-18	(129,025)
(3,476)	Corn Future +	(61,916,250)	December-18	1,960,113
(616)	Euro BOBL Future	(93,513,831)	December-18	(223,826)
(2,921)	Euro-Schatz Future	(379,223,972)	December-18	62,331
(136)	Euro Stoxx 50 Future	(5,350,245)	December-18	6,319
(234)	FTSE/JSE Top 40 Future	(8,287,498)	December-18	111,635
(124)	FTSE/MIB Index Future	(14,893,020)	December-18	82,795
(1,835)	Gold 100 oz. Future +	(219,502,700)	December-18	(64,900)
(724)	Hang Seng Index Future	(128,966,172)	October-18	(739,302)
(903)	HSCEI Future	(63,839,742)	October-18	(583,660)
(400)	KC Red Wheat Future +	(10,225,000)	December-18	480,813
(23)	Live Cattle Future +	(1,093,420)	December-18	(1,370)
(30)	LME Lead Future +	(1,526,813)	December-18	(23,069)
(89)	LME Nickel Future +	(6,724,128)	December-18	(28,598)
(134)	LME Zinc Future +	(8,783,700)	December-18	(498,080)
(1,270)	Long Gilt Future	(200,294,194)	December-18	(642,698)
(84)	MSCI EAFE Future	(8,297,100)	December-18	65,350
(279)	MSCI Emerging Market Future	(14,643,315)	December-18	(190)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

				Unrealized
				Appreciation
(Short) Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.6% (Continued)
(44)	Nasdaq 100 E-Mini Future	(6,736,620)	December-18	$10,575
(343)	Natural Gas Future +	(10,317,440)	November-18	(33,980)
(570)	Natural Gas Future +	(17,584,500)	February-19	(800,070)
(51)	Platinum Future +	(2,097,120)	January-19	(5,320)
(306)	Silver Future +	(22,509,360)	December-18	(675,110)
(813)	Soybean Future +	(34,369,575)	November-18	167,813
(90)	Soybean Meal Future +	(2,781,000)	December-18	16,960
(27)	Soybean Oil Future +	(469,638)	December-18	(3,936)
(9,207)	US 10 Year Note (CBT)	(1,093,618,969)	December-18	1,179,594
(10,256)	US 2 Year Note (CBT)	(2,161,291,760)	December-18	2,355,753
(19,704)	US 5 Year Note (CBT)	(2,216,238,197)	December-18	7,879,373
(2,505)	US Long Bond Future	(351,952,500)	December-18	64,969
(1,174)	US Ultra Bond Future	(181,126,188)	December-18	(316,188)
(461)	Wheat Future +	(11,732,450)	December-18	346,425
(497)	World Sugar #11 Future +	(6,234,368)	March-19	(127,859)
	Net Unrealized Gain From Open Short Futures Contracts			$24,967,042
	Total Unrealized Gain From Open Futures Contracts			$103,005,342

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Fair Value	(Depreciation)
To Buy:
British Pound	10/1/2018	BAML	70,930,000	$92,890,637	$92,496,358	$(394,279)
Canadian Dollar	10/1/2018	BAML	38,550,000	29,762,126	29,823,618	61,492
Euro	10/1/2018	BAML	122,610,000	143,077,287	142,411,624	(665,663)
Mexican Peso	10/1/2018	BAML	275,520,000	14,654,130	14,734,280	80,150
Mexican Peso	10/1/2018	MSSB	33,200,000	1,764,872	1,775,472	10,600
New Zealand Dollar	10/1/2018	BAML	20,500,000	13,632,262	13,590,489	(41,773)
Norewegian Krone	10/1/2018	BAML	69,270,000	8,511,710	8,506,379	(5,331)
Polish Zloty	10/1/2018	BAML	61,070,000	16,708,846	16,567,645	(141,201)
Polish Zloty	10/1/2018	MSSB	5,660,000	1,547,801	1,535,498	(12,303)
Singapore Dollar	10/1/2018	BAML	4,740,000	3,468,234	3,469,097	863
South African Rand	10/1/2018	BAML	5,730,000	407,029	404,911	(2,118)
Swedish Krona	10/1/2018	BAML	9,470,000	1,073,305	1,064,859	(8,446)
Swiss Franc	10/1/2018	BAML	21,750,000	22,270,491	22,266,584	(3,907)
Australian Dollar	10/2/2018	BAML	12,510,000	9,053,840	9,051,617	(2,223)
British Pound	10/2/2018	BAML	5,750,000	7,507,338	7,498,295	(9,043)
Euro	10/2/2018	BAML	94,880,000	110,189,837	110,203,205	13,368
Israeli Shekel	10/2/2018	BAML	18,480,000	5,084,886	5,082,229	(2,657)
Israeli Shekel	10/2/2018	MSSB	5,280,000	1,462,037	1,452,065	(9,972)
New Zealand Dollar	10/2/2018	BAML	24,290,000	16,123,945	16,103,060	(20,885)
Norwegian Krone	10/2/2018	BAML	117,790,000	14,478,182	14,464,652	(13,530)
Polish Zloty	10/2/2018	BAML	32,940,000	8,944,767	8,936,274	(8,493)
Singapore Dollar	10/2/2018	BAML	12,330,000	9,021,863	9,024,042	2,179
South African Rand	10/2/2018	BAML	24,720,000	1,749,618	1,746,842	(2,776)
Swedish Krona	10/2/2018	BAML	166,430,000	18,744,988	18,714,299	(30,689)
Swiss Franc	10/2/2018	BAML	31,650,000	32,390,851	32,401,719	10,868
Australian Dollar	10/3/2018	BAML	25,570,000	18,441,213	18,501,586	60,373
Australian Dollar	10/17/2018	BAML	591,450,000	428,042,947	427,997,964	(44,983)
Brazilian Real	10/17/2018	BAML	27,370,000	6,722,721	6,844,479	121,758
Brazilian Real	10/17/2018	MSSB	972,910,000	239,295,016	243,297,874	4,002,858
British Pound	10/17/2018	BAML	170,510,000	222,908,947	222,525,891	(383,056)
British Pound	10/17/2018	MSSB	10,550,000	13,736,195	13,768,390	32,195
Canadian Dollar	10/17/2018	BAML	433,600,000	332,725,437	335,576,696	2,851,259
Chilean Peso	10/17/2018	BAML	22,428,000,000	33,480,415	34,020,120	539,705
Colombian Peso	10/17/2018	BAML	33,971,000,000	11,232,634	11,441,536	208,902
Euro	10/17/2018	BAML	396,090,000	462,669,842	460,690,244	(1,979,598)
Indian Rupee	10/17/2018	MSSB	4,426,050,000	60,962,195	60,914,787	(47,408)
Israeli Shekel	10/17/2018	BAML	16,000,000	4,478,245	4,406,590	(71,655)
Israeli Shekel	10/17/2018	MSSB	4,360,000	1,223,394	1,200,796	(22,598)
Japanese Yen	10/17/2018	BAML	35,880,000,000	322,674,142	316,287,474	(6,386,668)
Mexican Peso	10/17/2018	BAML	2,512,450,000	131,504,437	133,958,216	2,453,779
New Zealand Dollar	10/17/2018	BAML	302,900,000	200,891,757	200,829,412	(62,345)
Norwegian Krone	10/17/2018	BAML	1,026,280,000	124,648,119	126,116,876	1,468,757
Polish Zloty	10/17/2018	BAML	262,080,000	71,142,843	71,124,527	(18,316)
Russian Ruble	10/17/2018	BAML	3,124,740,000	47,576,099	47,624,609	48,510
Russian Ruble	10/17/2018	MSSB	11,112,650,000	165,487,923	169,369,489	3,881,566
Singapore Dollar	10/17/2018	BAML	57,630,000	42,115,808	42,194,345	78,537
South African Rand	10/17/2018	BAML	1,928,050,000	129,411,850	135,930,122	6,518,272
South Korean Won	10/17/2018	BAML	39,400,000,000	35,256,161	35,532,184	276,023
South Korean Won	10/17/2018	MSSB	3,633,000,000	3,231,794	3,276,356	44,562
Swedish Krona	10/17/2018	BAML	1,140,810,000	127,481,508	128,461,971	980,463
Swedish Krona	10/17/2018	MSSB	7,810,000	889,784	879,452	(10,332)
Swiss Franc	10/17/2018	BAML	132,470,000	137,369,103	135,828,122	(1,540,981)
Swiss Franc	10/17/2018	MSSB	21,800,000	22,681,705.00	22,352,631	(329,074)
Turkish Lira New	10/17/2018	BAML	465,150,000	72,668,401.00	76,563,333	3,894,932
				4,055,471,517	4,070,841,185	15,369,668

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Purchased	Fair Value	(Depreciation)
To Sell:
British Pound	10/1/2018	BAML	(70,930,000)	$(93,089,860)	$(92,496,358)	$593,502
Canadian Dollar	10/1/2018	BAML	(38,550,000)	(29,813,232)	(29,823,611)	(10,379)
Euro	10/1/2018	BAML	(122,610,000)	(143,404,112)	(142,411,624)	992,488
Mexican Peso	10/1/2018	BAML	(308,720,000)	(16,418,395)	(16,509,753)	(91,358)
New Zealand Dollar	10/1/2018	BAML	(20,500,000)	(13,579,815)	(13,590,478)	(10,663)
Norwegian Krone	10/1/2018	BAML	(69,270,000)	(8,525,915)	(8,506,379)	19,536
Polish Zloty	10/1/2018	BAML	(66,730,000)	(18,219,795)	(18,103,144)	116,651
Singapore Dollar	10/1/2018	BAML	(4,740,000)	(3,470,855)	(3,469,097)	1,758
South African Rand	10/1/2018	BAML	(5,730,000)	(408,108)	(404,911)	3,197
Swedish Krona	10/1/2018	BAML	(9,470,000)	(1,070,299)	(1,064,859)	5,440
Swiss Franc	10/1/2018	BAML	(21,750,000)	(22,274,172)	(22,266,585)	7,587
Australian Dollar	10/2/2018	BAML	(12,510,000)	(9,029,342)	(9,051,610)	(22,268)
British Pound	10/2/2018	BAML	(5,750,000)	(7,501,650)	(7,498,295)	3,355
Euro	10/2/2018	BAML	(94,880,000)	(110,039,986)	(110,203,205)	(163,219)
Israeli Shekel	10/2/2018	BAML	(23,760,000)	(6,549,836)	(6,534,294)	15,542
New Zealand Dollar	10/2/2018	BAML	(24,290,000)	(16,072,427)	(16,103,060)	(30,633)
Norwegian Krone	10/2/2018	BAML	(117,790,000)	(14,442,881)	(14,464,652)	(21,771)
Polish Zloty	10/2/2018	BAML	(32,940,000)	(8,940,254)	(8,936,274)	3,980
Singapore Dollar	10/2/2018	BAML	(12,330,000)	(9,015,859)	(9,024,042)	(8,183)
South African Rand	10/2/2018	BAML	(24,720,000)	(1,745,153)	(1,746,842)	(1,689)
Swedish Krona	10/2/2018	BAML	(166,430,000)	(18,736,350)	(18,714,299)	22,051
Swiss Franc	10/2/2018	BAML	(31,650,000)	(32,424,214)	(32,401,720)	22,494
Australian Dollar	10/3/2018	BAML	(25,570,000)	(18,495,548)	(18,501,588)	(6,040)
Australian Dollar	10/17/2018	BAML	(946,440,000)	(679,220,569)	(684,883,578)	(5,663,009)
Brazilian Real	10/17/2018	BAML	(246,990,000)	(61,262,342)	(61,765,366)	(503,024)
Brazilian Real	10/17/2018	MSSB	(1,000,280,000)	(242,226,467)	(250,142,355)	(7,915,888)
British Pound	10/17/2018	BAML	(620,160,000)	(803,824,049)	(809,346,410)	(5,522,361)
Canadian Dollar	10/17/2018	BAML	(670,550,000)	(510,096,784)	(518,959,765)	(8,862,981)
Chilean Peso	10/17/2018	BAML	(22,823,000,000)	(32,969,093)	(34,619,273)	(1,650,180)
Colombian Peso	10/17/2018	BAML	(21,817,000,000)	(7,076,601)	(7,348,031)	(271,430)
Euro	10/17/2018	BAML	(1,016,940,000)	(1,183,962,204)	(1,182,797,690)	1,164,514
Indian Rupee	10/17/2018	BAML	(1,084,880,000)	(14,923,722)	(14,930,973)	(7,251)
Indian Rupee	10/17/2018	MSSB	(4,426,050,000)	(61,558,791)	(60,914,788)	644,003
Israeli Shekel	10/17/2018	BAML	(99,980,000)	(27,857,126)	(27,535,689)	321,437
Japanese Yen	10/17/2018	BAML	(137,776,000,000)	(1,236,053,269)	(1,214,515,693)	21,537,576
Mexican Peso	10/17/2018	BAML	(381,600,000)	(20,161,901)	(20,346,059)	(184,158)
New Zealand Dollar	10/17/2018	BAML	(892,800,000)	(587,925,330)	(591,946,183)	(4,020,853)
Norwegian Krone	10/17/2018	BAML	(1,853,300,000)	(221,412,247)	(227,747,211)	(6,334,964)
Polish Zloty	10/17/2018	BAML	(377,160,000)	(101,533,402)	(102,355,489)	(822,087)
Russian Ruble	10/17/2018	MSSB	(11,527,310,000)	(169,845,313)	(175,689,380)	(5,844,067)
Singapore Dollar	10/17/2018	BAML	(55,280,000)	(40,327,947)	(40,473,770)	(145,823)
South African Rand	10/17/2018	BAML	(1,928,050,000)	(126,538,212)	(135,930,122)	(9,391,910)
South Korean Won	10/17/2018	BAML	(24,192,000,000)	(21,580,102)	(21,817,120)	(237,018)
Swedish Krona	10/17/2018	BAML	(2,249,700,000)	(247,750,139)	(253,329,565)	(5,579,426)
Swiss Franc	10/17/2018	BAML	(598,820,000)	(618,507,379)	(614,000,118)	4,507,261
Turkish Lira New	10/17/2018	BAML	(20,480,000)	(2,980,631)	(3,370,992)	(390,361)
South African Rand	11/21/2018	BAML	(40,060,000)	(2,817,522)	(2,810,850)	6,672
				$(7,625,679,204)	$(7,659,403,154)	$(33,723,950)

Total Unrealized Depreciation						$(18,354,282)

BAML - Bank of America Merrill Lynch

MSSB - Morgan Stanley Smith Barney

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

FORWARD FOREIGN CURRENCY CONTRACTS
						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	10/17/2018	BAML	64,050,000	(621,644,682)	74,496,226	(76,392,296)	$(1,896,073)
Euro	Polish Zloty	10/17/2018	BAML	1,260,000	(5,465,235)	1,465,500	(1,483,182)	(17,682)
Euro	Polish Zloty	10/17/2018	MSSB	30,840,000	(132,253,945)	35,869,846	(35,891,710)	(21,864)
Euro	Swedish Krona	10/17/2018	BAML	135,140,000	(1,394,449,427)	157,180,640	(157,023,277)	157,366
Euro	Swedish Krona	10/17/2018	MSSB	161,930,000	(1,690,788,652)	188,339,951	(190,392,832)	(2,052,881)
Norwegian Krone	Euro	10/17/2018	BAML	771,346,199	(80,210,000)	94,788,726	(93,291,839)	1,496,891
Norwegian Krone	Euro	10/17/2018	MSSB	11,521,520	(1,180,000)	1,415,850	(1,372,452)	43,398
Polish Zloty	Euro	10/17/2018	BAML	108,343,832	(25,350,000)	29,402,869	(29,484,455)	(81,586)
Polish Zloty	Euro	10/17/2018	MSSB	137,656,551	(32,100,000)	37,357,895	(37,335,345)	22,545
Swedish Krona	Euro	10/17/2018	MSSB	2,047,277,512	(197,010,000)	230,535,592	(229,141,319)	1,394,273
						$850,853,093	$(851,808,706)	$(955,613)

BAML - Bank of America Merrill Lynch

MSSB - Morgan Stanley Smith Barney

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 3.2%
196,182	Western Gas Equity Partners LP	$5,873,689

	OIL & GAS - 2.7%
836	Andeavor	128,326
8,917	EQT GP Holdings LP	185,741
40,842	Marathon Petroleum Corp.	3,266,135
12,408	Phillips 66	1,398,630
805	Valero Energy Corp.	91,569
		5,070,401
	OIL & GAS SERVICES - 3.9%
575,486	Archrock, Inc.	7,020,929
6,076	US Silica Holdings, Inc.	114,411
		7,135,340
	PIPELINES - 90.2%
169,920	Antero Midstream GP LP	2,875,046
1,399	Buckeye Partners LP	49,958
220,434	Cheniere Energy, Inc. *	15,317,959
219,257	Crestwood Equity Partners LP	8,057,695
246,961	Enbridge, Inc.	7,974,371
800,158	Energy Transfer Equity LP	13,946,754
518,313	EnLink Midstream LLC	8,526,249
184,303	Enterprise Products Partners LP	5,295,025
465,230	Kinder Morgan, Inc.	8,248,528
34,221	Magellan Midstream Partners LP	2,317,446
118,550	NuStar Energy LP	3,295,690
191,766	ONEOK, Inc.	12,999,817
255,180	Pembina Pipeline Corp.	8,673,568
597,206	Plains GP Holdings LP	14,649,463
358,292	SemGroup Corp.	7,900,339
372,179	Tallgrass Energy LP	8,775,981
261,534	Targa Resources Corp.	14,726,979
316,125	Tellurian, Inc. *	2,835,641
202,221	TransCanada Corp.	8,181,862
461,108	Williams Cos., Inc.	12,537,526
		167,185,897

	TOTAL COMMON STOCK (Cost - $182,347,933)	185,265,327

	TOTAL INVESTMENTS - 100.0% (Cost - $182,347,933)	$185,265,327
	OTHER ASSETS LESS LIABILITIES - 0.0%	40,016
	NET ASSETS - 100.0%	$185,305,343

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares						Value
	COMMON STOCK - 0.3%
	SOFTWARE - 0.3%
7,817	Avaya Holdings Corp.					$173,068
	TOTAL COMMON STOCK (Cost - $198,736)

	EXCHANGE TRADED FUND - 3.2%
75,000	Invesco Senior Loan ETF					1,737,750
	TOTAL EXCHANGE TRADED FUND (Cost - $1,737,051)

Principal		Variable Rate	Coupon Rate (%)		Maturity
	CORPORATE BONDS - 7.0%
	BANKS - 0.9%
$500,000	Deutsche Bank	3 Month LIBOR + 1.230%	3.541	*	2/27/2023	488,452

	ENTERTAINMENT - 0.1%
50,000	Delta Merger Sub, Inc. #		6.000		9/15/2026	50,750

	ENVIRONMENTAL CONTROL - 1.7%
1,000,000	Hulk Finance Corp. #		7.000		6/1/2026	968,750

	HEALTHCARE-PRODUCTS - 0.5%
350,000	Mallinckrodt International Finance SA		4.750		4/15/2023	300,125

	MINING - 1.1%
500,000	HCA, Inc.		5.375		9/1/2026	506,250
100,000	HCA, Inc.		5.625		9/1/2028	100,750
						607,000
	MACHINERY - DIVERSIFIED- 0.1%
50,000	Stevens Holding Co., Inc. #		6.125		10/1/2026	50,938

	MEDIA - 0.8%
500,000	McGraw-Hill Global Education Holdings LLC #		7.875		5/15/2024	450,000

	PHARMACEUTICALS - 0.9%
500,000	Bausch Health Cos., Inc. #		6.125		4/15/2025	476,250

	RETAIL - 0.9%
500,000	Party City Holdings, Inc. #		6.625		8/1/2026	507,500

	TOTAL CORPORATE BONDS (Cost - $3,914,252)					3,899,765

	COLLATERALIZED LOAN OBLIGATIONS - 3.6%
500,000	Carlyle US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	8.348	*	4/20/2031	503,751
1,000,000	Carlyle US CLO 2017-2 Ltd. #	3 Month LIBOR + 6.150%	8.498	*	7/20/2031	1,005,515
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	7.760	*	7/25/2030	496,689
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $1,948,983)					2,005,955

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 84.5%
	AEROSPACE & DEFENSE - 1.8%
$497,500	Transdigm	1 Month LIBOR + 2.500%	4.742	*	8/22/2024	$499,565
498,750	Transdigm	1 Month LIBOR + 2.500%	4.742	*	5/30/2025	500,740
						1,000,305
	AIR TRANSPORT - 1.4%
250,000	American Airlines, Inc.	1 Month LIBOR + 2.000%	4.318	*	10/10/2021	250,351
500,000	Lineage Logistics, LLC	1 Month LIBOR + 3.000%	5.242	*	2/16/2025	500,105
						750,456
	AUTOMOTIVE - 0.6%
86,000	Altra Industrial Motion	1 Month LIBOR + 2.500%	5.000	*	9/21/2025	86,336
250,000	Garrett Motion Inc.	3 Month LIBOR + 2.500%	4.890	*	9/21/2025	250,625
						336,961
	BUILDING & DEVELOPMENT - 3.1%
480,480	Capital Automotive L.P.	1 Month LIBOR + 2.500%	4.750	*	3/25/2024	481,781
1,000,000	Cushman Wakefield	1 Month LIBOR + 3.250%	5.492	*	8/15/2025	1,005,625
250,000	Hillman Group, Inc.	1 Month LIBOR + 4.000%	6.242	*	5/30/2025	247,594
						1,735,000
	BUSINESS EQUIPMENT & SERVICES - 7.7%
500,000	Alight Solutions	1 Month LIBOR + 2.750%	5.242	*	5/1/2024	502,545
350,000	Allied Universal	3 Month LIBOR + 3.750%	6.136	*	7/28/2022	345,406
500,000	Blackhawk Network Holdings, Inc.	3 Month LIBOR + 3.000%	4.992	*	6/15/2025	503,707
494,937	Change Healthcare	1 Month LIBOR + 2.750%	4.992		3/1/2024	497,142
429,210	Digicert Inc.	3 Month LIBOR + 3.750%	6.061	*	10/31/2024	430,955
492,121	EIG Investors Corp.	3 Month LIBOR + 3.500%	5.886	*	5/23/2025	496,691
500,000	Insight Global, Inc.	1 Month LIBOR + 1.750%	3.992	*	1/2/2026	505,000
498,750	Iron Mountain Incorporated	1 Month LIBOR + 3.000%	5.242	*	5/1/2024	494,541
500,000	Vistra Group	1 Month LIBOR + 3.000%	5.242	*	10/26/2022	503,125
						4,279,112
	CABLE & SATELLITE TELEVISION - 1.8%
500,000	SFR Group S.A	1 Month LIBOR + 3.688%	5.846	*	1/31/2026	495,135
500,000	Telenet Financing USD LLC	1 Month LIBOR + 2.250%	4.408	*	8/15/2026	498,555
						993,690
	CHEMICAL & PLASTICS - 0.5%
250,000	Addivant (SI Group)	3 Month LIBOR + 4.750%	7.186	*	8/21/2025	251,563

	CLOTHING & TEXTILES - 0.7%
400,000	Hercules Achievement, Inc.	1 Month LIBOR + 3.500%	5.742	*	12/16/2024	401,624

	CONTAINERS & GLASS PRODUCTS - 1.1%
625,000	Prolamina-Ampac	3 Month LIBOR + 3.500%	5.841	*	11/20/2023	628,281

	DIVERSIFIED INSURANCE - 2.7%
500,000	Assured Partners	1 Month LIBOR + 3.250%	3.496	*	10/22/2024	501,875
500,000	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.000%	5.000	*	2/28/2022	502,815
500,000	USI Inc. (Compass Investors)	3 Month LIBOR + 3.000%	5.386	*	5/16/2024	500,813
						1,505,503
	DRUGS - 1.8%
500,000	Albany Molecular Research, Inc.	1 Month LIBOR + 3.250%	5.492	*	8/28/2024	501,437
500,000	Amneal Pharmaceuticals LLC	1 Month LIBOR + 3.500%	5.750	*	5/4/2025	505,313
						1,006,750

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 84.5% (Continued)
	ECOLOGICAL SERVICES & EQUIPMENT - 0.6%
$350,000	Gopher Resource	1 Month LIBOR + 3.250%	5.492	*	2/9/2025	$351,969

	ELECTRONICS/ELECTRICAL - 11.6%
1,000,000	BMC Software Inc.	1 Month LIBOR + 3.000%	5.000	*	10/2/2025	1,010,905
427,403	BMC Software Inc.	1 Month LIBOR + 3.250%	5.492	*	10/2/2025	432,121
250,000	McAfee	1 Month LIBOR + 8.500%	10.742	*	9/29/2025	255,625
497,494	McAfee	1 Month LIBOR + 4.500%	6.742	*	9/29/2025	502,203
750,000	Micro Focus	1 Month LIBOR + 2.250%	4.492	*	11/19/2021	747,844
500,000	Qlik Technologies	6 Month LIBOR + 3.500%	5.990	*	4/26/2024	500,730
500,000	Quest/One Identity	3 Month LIBOR + 4.250%	6.572	*	5/16/2025	504,842
250,000	Quest/One Identity	3 Month LIBOR + 8.250%	10.572	*	5/18/2026	248,751
500,000	SolarWinds Inc.	1 Month LIBOR + 3.000%	5.000	*	2/5/2024	503,507
353,642	SS&C Technologies Inc	1 Month LIBOR + 2.250%	4.492	*	4/16/2025	354,417
137,567	SS&C Technologies Inc	1 Month LIBOR + 3.000%	5.000	*	4/16/2025	138,555
750,000	Verifone, Inc.	1 Month LIBOR + 4.000%	6.322	*	8/20/2025	755,719
500,000	Verra Mobility	1 Month LIBOR + 3.750%	6.045	*	2/28/2025	503,125
						6,458,344
	FINANCIAL INTERMEDIARIES - 4.1%
873,940	First Data Corporation	1 Month LIBOR + 2.000%	4.212	*	4/26/2024	875,653
1,000,000	Russell Investments	1 Month LIBOR + 3.250%	5.492	*	10/1/2025	998,960
400,000	Thomson Reuters Financial & Risk	1 Month LIBOR + 3.750%	6.052	*	6/1/2023	402,550
						2,277,163
	FOOD PRODUCTS - 3.2%
500,000	C.H. Guenther (CHG)	1 Month LIBOR + 2.750%	4.992	*	3/31/2025	501,250
500,000	Flora Food Group	3 Month LIBOR + 3.000%	5.398	*	7/2/2025	501,115
300,000	Hearthside Food Solutions, LLC	1 Month LIBOR + 3.000%	5.242	*	5/23/2025	299,411
500,000	Nomad Foods	1 Month LIBOR + 2.250%	4.408	*	5/23/2025	499,140
						1,800,916
	FOOD SERVICE - 1.8%
492,710	Del Frisco’s Restaurant Group, Inc	1 Month LIBOR + 2.250%	4.492	*	2/16/2024	493,572
500,000	Restaurant Brands International, Inc.	1 Month LIBOR + 6.000%	8.250	*	6/27/2025	495,000
						988,572
	FOOD/DRUG RETAILERS - 3.0%
678,686	Albertson’s LLC	1 Month LIBOR + 2.750%	4.992	*	8/25/2021	680,169
1,000,000	BJ’s Wholesale Club Inc	1 Month LIBOR + 3.000%	5.280	*	2/3/2024	1,007,430
						1,687,599
	HEALTHCARE - 4.9%
500,000	Concentra Inc.	1 Month LIBOR + 2.750%	4.860	*	6/1/2022	504,062
350,000	Mallinckrodt	1 Month LIBOR + 2.750%	4.860	*	6/1/2022	348,749
375,000	Parexel	1 Month LIBOR + 3.000%	5.000	*	9/27/2024	373,125
500,000	US Anesthesia Partners	1 Month LIBOR + 3.000%	5.242	*	6/23/2024	503,438
1,000,000	Verscend Holding Corp.	1 Month LIBOR + 4.500%	6.742	*	8/27/2025	1,010,210
						2,739,584
	INDUSTRIAL EQUIPMENT - 1.4%
350,000	Culligan	1 Month LIBOR + 3.250%	5.326	*	12/13/2023	350,875
451,313	Westinghouse Electric Company LLC	1 Month LIBOR + 3.750%	5.992	*	8/1/2025	457,435
						808,310
	LEISURE GOODS/ACTIVITIES/MOVIES - 4.5%
375,000	Alterra	1 Month LIBOR + 3.000%	5.242	*	7/31/2024	376,125
1,000,000	Constellation Merger Sub Inc.	3 Month LIBOR + 2.750%	5.136	*	9/18/2024	996,965
375,000	LA Fitness	1 Month LIBOR + 3.250%	5.492	*	4/13/2025	376,266
375,000	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	5.250	*	1/29/2025	375,861
350,000	Vivid Seats		0.000		6/30/2024	348,687
						2,473,904

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 84.5% (Continued)
	LODGING & CASINOS - 1.8%
$997,503	Scientific Games Corp.	2 Month LIBOR + 2.750%	5.044	*	8/14/2024	$997,114

	OIL & GAS - 3.6%
250,000	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	9.640	*	3/6/2023	251,500
56,906	Energy & Exploration Partners		5.000		5/13/2022	285
498,750	McDermott International, Inc.	1 Month LIBOR + 5.000%	7.076	*	5/12/2025	506,127
500,000	Oryx Southern Delaware Holdings LLC	1 Month LIBOR + 3.250%	5.492	*	2/28/2025	493,437
750,000	Stetson Midstream	1 Month LIBOR + 4.250%	6.583	*	7/18/2025	755,392
						2,006,741
	PROPERTY & CASUALTY INSURANCE - 1.0%
500,000	Asurion, LLC	1 Month LIBOR + 3.000%	5.242	*	11/3/2023	504,298
25,000	Asurion, LLC	1 Month LIBOR + 6.500%	8.742	*	8/4/2025	25,742
						530,040
	PUBLISHING - 4.5%
602,102	Harland Clarke Holdings Corp.	3 Month LIBOR + 4.750%	7.136	*	11/3/2023	579,900
500,000	Houghton Mifflin Harcourt	1 Month LIBOR + 3.000%	5.242	*	5/28/2021	472,500
500,000	McGraw-Hill Global Education Holdings, LLC	1 Month LIBOR + 4.000%	6.242	*	5/2/2022	486,770
500,000	McGraw-Hill Global Education Holdings, LLC	1 Month LIBOR + 2.000%	4.133	*	10/4/2023	500,117
425,000	Springer Science & Business Media	3 Month LIBOR + 3.500%	5.886	*	8/15/2022	427,352
						2,466,639
	RADIO & TELEVISION - 1.8%
997,282	Univision Communications, Inc.	1 Month LIBOR + 2.750%	4.992	*	3/15/2024	971,726

	RETAILERS - 1.8%
500,000	Men’s Wearhouse	1 Month LIBOR + 3.250%	5.506	*	4/9/2025	502,032
498,750	Michaels Stores, Inc.	1 Month LIBOR + 2.500%	4.712	*	1/30/2023	496,466
						998,498
	SURFACE TRANSPORT - 1.6%
500,000	Ceva Group PLC	3 Month LIBOR + 3.750%	6.136	*	7/25/2025	503,230
375,000	Omnitracs, Inc.	3 Month LIBOR + 2.750%	5.123	*	3/20/2025	374,415
						877,645
	TELECOMMUNICATIONS - 5.7%
500,000	CenturyLink	1 Month LIBOR + 2.750%	4.992	*	11/1/2022	500,250
1,239	Consolidated Communications, Inc.	1 Month LIBOR + 3.000%	5.250	*	10/5/2023	1,224
750,000	GTT Communications, Inc.	1 Month LIBOR + 2.750%	4.990	*	5/31/2025	744,949
400,000	Securus Technologies Inc	1 Month LIBOR + 3.000%	5.000	*	11/1/2024	400,668
500,000	Virgin Media	1 Month LIBOR + 2.500%	4.658	*	10/10/2024	501,393
500,000	West Corporation	1 Month LIBOR + 4.000%	6.242	*	10/10/2024	499,112
500,000	West Corporation	1 Month LIBOR + 3.500%	5.742		10/10/2024	496,460
						3,144,056
	UTILITIES - 4.4%
500,000	Compass Power Generation	3 Month LIBOR + 4.000%	5.742	*	12/20/2024	503,250
325,000	Frontera Generation Holdings LLC	1 Month LIBOR + 3.000%	5.000	*	4/25/2025	327,641
644,890	Helix Generation, LLC	3 Month LIBOR + 3.500%	5.992	*	6/3/2024	607,170
481,703	Lightstone Generation LLC	3 Month LIBOR + 3.250%	5.992	*	1/30/2024	479,070
500,000	Talen Energy Supply, LLC	1 Month LIBOR + 4.000%	6.302	*	7/15/2023	503,160
						2,420,291

	TOTAL BANK LOANS (Cost - $46,794,284)					46,888,355

	TOTAL INVESTMENTS - 98.6% (Cost - $54,593,306)					$54,704,893
	OTHER ASSETS LESS LIABILITIES - 1.4%					791,703
	NET ASSETS - 100.0%					$55,496,596

*	Floating Rate, rate shown represents the rate at September 30, 2018.

^	Represents issuer in default on interest payments; non-income producing security

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2018, these securities amounted to $4,510,143 or 8.1% of net assets.

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

PLC - Public Limited Company.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 23.6%
	BIOTECHNOLOGY - 6.5%
$1,872,000	PDL BioPharma, Inc.	2.750	12/1/2021	$1,856,790

	ELECTRONICS - 8.3%
2,734,000	Fluidigm Corp.	2.750	2/1/2034	2,374,668

	INVESTMENT COMPANIES - 3.6%
1,055,000	Prospect Capital Corp.	4.950	7/15/2022	1,045,994

	REAL ESTATE INVESTMENT TRUSTS - 4.1%
159,000	Apollo Commercial Real Estate Finance, Inc.	5.500	3/15/2019	172,775
1,069,000	Colony NorthStar, Inc.	5.000	4/15/2023	1,002,187
				1,174,962
	RETAIL - 1.1%
334,000	EZCORP, Inc.	2.125	6/15/2019	331,804

	TOTAL CONVERTIBLE BONDS - (Cost - $6,160,358)			6,784,218

	CORPORATE BONDS - 70.7%
	AIRLINES - 3.6%
1,128,000	Southwest Airlines Co.	3.000	11/15/2026	1,044,041

	APPAREL - 5.9%
1,910,000	Under Armour, Inc.	3.250	6/15/2026	1,686,030

	AUTO PARTS & EQUIPMENT - 2.7%
791,000	Dana, Inc.	5.500	12/15/2024	786,254

	BUILDING MATERIALS - 1.6%
439,000	US Concrete, Inc.	6.375	6/1/2024	446,331

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
1,096,000	Community Choice Financial, Inc.	10.750	5/1/2019	860,360

	HOME BUILDERS - 3.3%
78,000	Beazer Homes USA, Inc.	7.250	2/1/2023	77,220
865,000	TRI Pointe Group, Inc.	5.875	6/15/2024	861,756
				938,976
	MINING - 4.0%
1,129,000	Hecla Mining Co.	6.875	5/1/2021	1,135,351
3,290,219	MolyCorp., Inc. +	10.000	6/1/2020	33
				1,135,384
	OFFICE/BUSINESS EQUIPMENT - 4.0%
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,156,243

	OIL & GAS - 8.1%
1,431,000	Northern Oil and Gas, Inc.	8.000	6/1/2020	1,431,000
1,017,000	Transocean, Inc.	6.800	3/15/2038	884,790
				2,315,790
	OIL & GAS SERVICES - 10.9%
1,902,000	Era Group, Inc.	7.750	12/15/2022	1,885,358
1,298,000	PHI, Inc.	5.250	3/15/2019	1,242,835
				3,128,193

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 70.7% (Continued)
	PRIVATE EQUITY - 3.8%
$1,086,000	Icahn Enterprises Finance Corp.	5.875	2/1/2022	$1,103,648

	REAL ESTATE INVESTMENT TRUSTS - 6.5%
832,000	DDR Corp.	4.250	2/1/2026	813,778
1,048,000	The GEO Group, Inc.	5.875	1/15/2022	1,058,480
				1,872,258
	RETAIL - 6.8%
940,000	Kohl’s Corp.	3.250	2/1/2023	907,465
1,270,000	L Brands, Inc.	6.750	7/1/2036	1,054,100
				1,961,565
	SEMICONDUCTORS - 6.5%
838,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	945,926
916,000	Amkor Technology, Inc.	6.375	10/1/2022	934,503
8,669,000	Energy Conversion Devices, Inc. ^+#			—
				1,880,429

	TOTAL CORPORATE BONDS (Cost - $26,315,276)			20,315,502

	TOTAL INVESTMENTS - 94.3% (Cost - $32,475,634)			$27,099,720
	OTHER ASSETS LESS LIABILITIES - 5.7%			1,634,480
	NET ASSETS - 100.0%			$28,734,200

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares				Value
	COMMON STOCK - 46.8%
	COMPUTERS - 3.1%
4,041	International Business Machines Corp.			$611,040

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
348,029	Och-Ziff Capital Management Group LLC			515,083
505	PJT Partners, Inc.			26,437
				541,520
	INVESTMENT COMPANIES - 28.5%
115,463	Apollo Investment Corp.			628,119
31,478	Ares Capital Corp.			541,107
19,263	Compass Diversified Holdings			349,623
19,956	Oaktree Capital Group LLC			826,178
201,359	Oaktree Specialty Lending Corp.			998,741
116,675	PennantPark Investment Corp.			870,395
126,900	Prospect Capital Corp.			930,177
19,200	Solar Capital Ltd.			410,496
				5,554,836
	OIL & GAS - 0.5%
1,230	Exxon Mobile Corp.			104,575

	PRIVATE EQUITY - 11.3%
23,549	Apollo Global Management LLC			813,618
20,211	Blackstone Group LP			769,635
22,801	KKR & Co. LP			621,783
				2,205,036
	TELECOMMUNICATIONS - 0.6%
2,050	Verizon Communications, Inc.			109,449

	TOTAL COMMON STOCK (Cost - $11,081,340)			9,126,456

	EXCHANGE TRADED FUNDS - 3.8%
	EQUITY FUNDS - 3.8%
16,895	iShares Mortgage Real Estate ETF			735,946
	TOTAL EXCHANGE TRADED FUNDS (Cost - $857,029)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 11.8%
	BIOTECHNOLOGY - 6.2%
$1,226,000	PDL BioPharma, Inc.	2.750	12/1/2021	1,216,039

	ELECTRONICS - 5.6%
1,250,000	Fluidigm Corp.	2.750	2/1/2034	1,085,711

	TOTAL CONVERTIBLE BONDS (Cost - $2,010,616)			2,301,750

	CORPORATE BONDS - 30.5%
	AIRLINES - 2.2%
461,000	Southwest Airlines Co.	3.000	11/15/2026	426,687

	APPAREL - 4.3%
955,000	Under Armour, Inc.	3.250	6/15/2026	843,015

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 30.5% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 5.5%
$1,379,000	Community Choice Financial, Inc.	10.750	5/1/2019	$1,082,515

	HOME BUILDERS - 0.2%
35,000	Beazer Homes USA, Inc.	7.250	2/1/2023	34,650

	MINING - 0.0%
2,334,145	Molycorp, Inc. +	10.000	6/1/2020	23

	OIL & GAS - 4.2%
953,000	Transocean, Inc.	6.800	3/15/2038	829,110

	REAL ESTATE INVESTEMENT TRUST - 2.8%
563,000	DDR Corp.	4.250	2/1/2026	550,670

	RETAIL - 3.4%
789,000	L Brands, Inc.	6.750	7/1/2036	654,870

	SEMICONDUCTORS - 4.2%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	825,145
5,543,000	Energy Conversion Devices, Inc. ^+#			—
				825,145
	TELECOMMUNICATIONS - 3.7%
633,000	Sprint Capital Corp.	8.750	3/15/2032	713,708

	TOTAL CORPORATE BONDS (Cost - $9,835,285)			5,960,393

	TOTAL INVESTMENTS - 92.9% (Cost - $23,784,270)			$18,124,545
	OTHER ASSETS LESS LIABILITIES - 7.1%			1,387,832
	NET ASSETS - 100.0%			$19,512,377

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.4%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 6.9%
$41,164	Freddie Mac REMICS		3.000		9/15/2025	$41,192
69,243	Freddie Mac REMICS	(-2.4xlibor01m)+1440bps	9.220	*	12/15/2032	78,428
978,626	Freddie Mac REMICS (b)	(-1xlibor01m)+665bps	4.492	*	4/15/2036	139,755
951,316	Freddie Mac REMICS (b)	(-1xlibor01m)+658bps	4.422	*	9/15/2036	149,809
331,994	Freddie Mac REMICS (b)		6.500		12/15/2037	80,001
21,536	Freddie Mac REMICS (b)	(-1xlibor01m)+680bps	4.642	*	9/15/2039	2,291
2,461,571	Freddie Mac REMICS (b)	(-1xlibor01m)+660bps	4.442	*	12/15/2039	237,669
56,672	Freddie Mac REMICS (b)		4.000		8/15/2040	7,212
162,215	Freddie Mac Strips (b)		7.000		4/1/2027	36,214
						772,571
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 20.3%
55,127	Fannie Mae Interest Strip (b)		7.500		7/25/2022	5,666
39,382	Fannie Mae Interest Strip (b)		8.000		7/25/2024	6,609
54,167	Fannie Mae Interest Strip (b)		8.500		10/25/2025	9,991
408,873	Fannie Mae Interest Strip (b)		6.000		7/25/2035	107,241
2,620,733	Fannie Mae Interest Strip (b)		5.000		8/25/2035	594,877
18,108	Fannie Mae Interest Strip (b)		7.500		9/25/2037	4,711
415,962	Fannie Mae Interest Strip (b)		5.000		1/25/2038	89,923
79,741	Fannie Mae Interest Strip (b)		4.500		11/25/2039	18,319
1,202,632	Fannie Mae Interest Strip (b)		4.500		11/25/2039	274,624
334,922	Fannie Mae Interest Strip (b)		5.000		11/25/2040	79,332
23,923	Fannie Mae Interest Strip (b)		5.000		3/25/2041	5,636
210,136	Fannie Mae REMICS (b)	(-1xlibor01m)+800bps	5.784	*	9/25/2023	19,941
456,545	Fannie Mae REMICS (b)		3.000		2/25/2033	61,883
147,624	Fannie Mae REMICS (b)		6.500		5/25/2033	35,450
1,756,013	Fannie Mae REMICS (b)	(-1xlibor01m)+825bps	6.034	*	6/25/2033	388,746
301,683	Fannie Mae REMICS (b)	(-1xlibor01m)+760bps	5.384	*	4/25/2034	62,427
23,412	Fannie Mae REMICS	(-2xlibor01m)+1424bps	9.808	*	7/25/2034	26,334
506,950	Fannie Mae REMICS (b)	(-1xlibor01m)+715bps	4.934	*	7/25/2037	92,890
284,170	Fannie Mae REMICS (b)	(-1xlibor01m)+587bps	3.654	*	8/25/2037	36,755
46,808	Fannie Mae REMICS (b)	(-90xlibor01m)+5355bps	4.500	*	12/25/2041	11,226
118,410	Fannie Mae REMICS (b)	(-1xlibor01m)+616bps	3.944	*	10/25/2042	16,966
153,401	Fannie Mae REMIC Trust 2005-W2		0.000		5/25/2035	137,825
196,160	Fannie Mae Trust 2005-W3	(1xlibor01m)+22bps	2.436	*	3/25/2045	195,366
						2,282,738
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.2%
8,040	Government National Mortgage Association	(-3.25xlibor01m)+2633bps	19.310	*	11/16/2024	9,911
33,403	Government National Mortgage Association	(-.996554xlibor01m)+898bps	6.823	*	4/20/2034	33,912
21,871	Government National Mortgage Association (b)		5.000		3/20/2039	1,323
759,997	Government National Mortgage Association (b)		4.000		4/20/2042	203,215
						248,361

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $3,196,171)					3,303,670

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS - 40.9%
450,000	FREMF 2010-K9 Mortgage Trust #		5.373		9/25/2045	463,870
2,655,000	FREMF 2012-K710 Mortgage Trust #		3.941		6/25/2047	2,664,572
1,085,000	FREMF 2013-K712 Mortgage Trust #		3.473		5/25/2045	1,085,110
383,000	FREMF 2015-K50 Mortgage Trust #		3.908		10/25/2048	372,405
1,842	ML Trust XLIV		9.000		8/20/2020	1,891
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,628,451)					4,587,848

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Coupon%	Maturity Date	Value
	MORTGAGE NOTES - 3.9%
$105,000	ORL1111-17+^	8.000	10/1/2018	$105,000
150,000	SPD0400-16+^	8.000	12/1/2018	150,000
97,500	LAN0136-17+^	8.000	5/1/2019	97,500
84,500	ADL1084-17+^	8.000	9/1/2019	84,500
	TOTAL MORTGAGE NOTES (Cost - $437,000)			437,000

	TOTAL INVESTMENTS - 74.2% (Cost - $8,261,622)			$8,328,518
	OTHER ASSETS LESS LIABILITIES - 25.8%			2,896,089
	NET ASSETS - 100.0%			$11,224,607

*	Floating or variable rate security; rate shown represents the rate at September 30, 2018.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The total of these securities is $437,000 or 3.9% of net assets.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2018, these securities amounted to $4,585,957 or 40.9% of net assets.

^	The security is illiquid; total illiquid securities represent 3.9% of net assets.

REMICS - Real Estate Mortgage Investment Conduit.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	IO- Interest Only.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Long			Notional		Unrealized
Contracts		Counterparty	Value ($)	Maturity Date	Depreciation
	LONG FUTURES CONTRACTS - (0.1)%
25	US 10 Year Note (CBT) Future	Wedbush	2,969,531	December-2018	$(7,234)
	Net Unrealized Depreciation from Open Long Futures Contracts				(7,234)

Short			Notional		Unrealized
Contracts		Counterparty	Value ($)	Maturity Date	Appreciation
	SHORT FUTURES CONTRACTS - 0.1%
(12)	90 Day Euro$ Future	Wedbush	(2,920,200)	December-2018	513
(12)	90 Day Euro$ Future	Wedbush	(2,914,800)	March-2019	1,288
(12)	90 Day Euro$ Future	Wedbush	(2,910,300)	June-2019	2,388
(12)	90 Day Euro$ Future	Wedbush	(2,907,600)	September-2019	400
(20)	90 Day Euro$ Future	Wedbush	(4,843,000)	December-2019	313
(20)	90 Day Euro$ Future	Wedbush	(4,841,750)	March-2020	1,013
(20)	90 Day Euro$ Future	Wedbush	(4,841,500)	June-2020	1,550
(20)	90 Day Euro$ Future	Wedbush	(4,841,750)	September-2020	2,425
(2)	90 Day Euro$ Future	Wedbush	(484,175)	December-2020	725
(2)	90 Day Euro$ Future	Wedbush	(484,275)	March-2021	675
(2)	90 Day Euro$ Future	Wedbush	(484,350)	June-2021	575
(2)	90 Day Euro$ Future	Wedbush	(484,400)	September-2021	494
(1)	90 Day Euro$ Future	Wedbush	(242,188)	December-2021	263
(1)	90 Day Euro$ Future	Wedbush	(242,213)	March-2022	238
(1)	90 Day Euro$ Future	Wedbush	(242,213)	June-2022	238
(1)	90 Day Euro$ Future	Wedbush	(242,213)	September-2022	188
	Net Unrealized Appreciation from Open Short Futures Contracts				$13,281

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 9.5%
28,338	iShares Short-Term Corporate Bond ETF			$1,468,759
100	SPDR S&P 500 ETF Trust			29,072
20,500	Vanguard Short-Term Corporate Bond ETF			1,602,280
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,160,163)			3,100,111

Principal		Coupon Rate	Maturity
	CORPORATE BONDS - 76.4%
	AEROSPACE/DEFENSE - 5.7%
$700,000	Lockheed Martin Corp.	1.850%	11/23/2018	699,200
350,000	Raytheon Co.	4.400%	2/15/2020	356,687
352,000	Rockwell Collins, Inc.	1.950%	7/15/2019	349,695
450,000	United Technologies Corp.	1.900%	5/4/2020	441,023
				1,846,605
	AUTO MANUFACTURERS - 4.7%
200,000	Ford Motor Credit Co. LLC	2.943%	1/8/2019	200,211
75,000	Ford Motor Credit Co. LLC	1.897%	8/12/2019	74,205
300,000	Ford Motor Credit Co. LLC	2.681%	1/9/2020	296,970
321,000	General Motors Financial Co., Inc.	3.500%	7/10/2019	322,448
250,000	General Motors Financial Co., Inc.	2.350%	10/4/2019	248,446
375,000	Hyundai Captial America	2.400%	10/30/2018	374,985
				1,517,265
	BANKS - 13.8%
300,000	Bank of America Corp.	2.600%	1/15/2019	299,965
87,000	Bank of America Corp.	5.490%	3/15/2019	88,084
200,000	Bank of America Corp.	7.625%	6/1/2019	206,194
222,000	Citigroup, Inc.	2.050%	12/7/2018	221,808
250,000	Citigroup, Inc.	2.050%	6/7/2019	248,810
153,000	Citigroup, Inc.	2.500%	7/29/2019	152,694
150,000	Citigroup, Inc.	2.400%	2/18/2020	148,628
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	199,148
250,000	Goldman Sachs Group, Inc.	6.000%	6/15/2020	261,428
325,000	HSBC USA, Inc.	2.350%	3/5/2020	321,505
150,000	HSBC USA, Inc.	2.750%	8/7/2020	148,797
400,000	JPMorgan Chase & Co.	2.200%	10/22/2019	397,331
500,000	KeyBank NA	2.250%	3/16/2020	493,669
400,000	Morgan Stanley	7.300%	5/13/2019	410,712
500,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	512,936
375,000	Wells Fargo & Co.	2.600%	7/22/2020	371,377
				4,483,086
	BEVERAGES - 2.2%
458,000	Constellation Brands, Inc.	3.875%	11/15/2019	461,903
260,000	Molson Coors Brewing Co.	1.450%	7/15/2019	256,999
				718,902
	BIOTECHNOLOGY - 2.9%
543,000	Amgen, Inc.	2.200%	5/11/2020	535,460
400,000	Celgene Corp.	2.875%	8/15/2020	397,553
				933,013
	CHEMICALS - 2.8%
150,000	Dow Chemical Co.	8.550%	5/15/2019	155,146
375,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	370,163
400,000	Sherwin-Williams Co.	2.250%	5/15/2020	394,293
				919,602
	COMMERCIAL SERVICES - 0.9%
300,000	The Western Union Co.	3.350%	5/22/2019	300,670

	COMPUTERS - 2.0%
400,000	Dell International LLC	3.480%	6/1/2019	401,076
250,000	International Business Machines Corp.	1.625%	5/15/2020	244,857
				645,933
	COSMETICS/PERSONAL CARE- 1.4%
330,000	Estee Lauder Cos., Inc.	1.800%	2/7/2020	325,405
150,000	Unilever Capital Corp.	2.100%	7/30/2020	147,362
				472,767
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
400,000	Charles Schwab Corp.	4.450%	7/22/2020	410,060
500,000	International Lease Finance Corp.	5.875%	4/1/2019	506,963
				917,023

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Principal		Coupon Rate	Maturity	Value
	CORPORATE BONDS (Continued)- 76.4%
	ELECTRIC - 8.3%
$600,000	Consolidated Edison, Inc.	2.000%	3/15/2020	$590,166
400,000	Dominion Energy, Inc. ^	2.962%	7/1/2019	399,873
182,000	Dominion Energy, Inc.	1.600%	8/15/2019	179,940
250,000	Duke Energy Carolinas LLC	4.300%	6/15/2020	255,737
250,000	Edison International	2.125%	4/15/2020	245,214
250,000	Georgia Power Co.	2.000%	3/30/2020	245,445
150,000	NextEra Energy Capital Holdings, Inc.	2.300%	4/1/2019	149,727
200,000	Public Service Co. of Oklahoma	5.150%	12/1/2019	204,706
450,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	442,562
				2,713,370
	ELECTRONICS - 1.4%
450,000	Amphenol Corp.	2.200%	4/1/2020	442,251

	FOOD - 0.8%
100,000	Kroger Co.	1.500%	9/30/2019	98,615
160,000	Sysco Corp.	1.900%	4/1/2019	159,312
				257,927
	HEALTHCARE/PRODUCTS - 3.1%
400,000	Abbot Labratories	2.000%	3/15/2020	395,176
425,000	Becton Dickinson and Co.	2.675%	12/15/2019	422,738
200,000	Life Technologies Corp.	6.000%	3/1/2020	207,184
				1,025,098
	HEALTHCARE/SERVICES - 5.6%
749,000	Anthem, Inc.	2.250%	8/15/2019	745,083
250,000	Anthem, Inc.	4.350%	8/15/2020	255,202
325,000	Humana, Inc.	2.625%	10/1/2019	323,771
500,000	UnitedHealth Group, Inc.	2.700%	7/15/2020	496,986
				1,821,042
	HOUSEWARES - 0.3%
115,000	Newell Brands, Inc.	2.600%	3/29/2019	114,846

	INSURANCE - 2.4%
200,000	MetLife Global Funding I	1.950%	12/3/2018	199,803
300,000	Protective Life Corp.	7.375%	10/15/2019	312,657
250,000	Prudential Financial, Inc.	5.375%	6/21/2020	259,029
				771,489
	MACHINERY-CONSTRUCTION & MINING - 0.8%
250,000	Caterpillar Financial Services Corp.	2.100%	6/9/2019	248,986

	MACHINERY-DIVERSIFIED - 1.5%
500,000	John Deere Capital Corp.	2.300%	9/16/2019	498,427

	MEDIA - 3.7%
300,000	Comcast Corp.	5.700%	7/1/2019	306,214
500,000	NBCUniversal Media LLC	5.150%	4/30/2020	515,760
4,000	Viacom, Inc.	5.625%	9/15/2019	4,099
175,000	Walt Disney Co.	1.950%	3/4/2020	172,656
200,000	Walt Disney Co.	1.800%	6/5/2020	196,266
				1,194,995
	MINING - 0.7%
220,000	Newmont Mining Corp.	5.125%	10/1/2019	224,450

	MISCELLANEOUS MANUFACTURING - 1.3%
200,000	General Electric Co.	6.000%	8/7/2019	205,208
200,000	General Electric Co.	5.550%	5/4/2020	207,277
				412,485
	PHARMACEUTICALS - 2.0%
260,000	Cardinal Health, Inc.	1.948%	6/14/2019	258,584
400,000	Express Scripts Holding Co.	2.250%	6/15/2019	398,219
				656,803
	REITS - 0.6%
200,000	Weyerhaeuser Co.	7.375%	10/1/2019	208,395

	RETAIL -1.8%
378,000	McDonald’s Corp.	2.100%	12/7/2018	377,776
200,000	McDonald’s Corp.	1.875%	5/29/2019	198,893
				576,669
	TELECOMMUNICATIONS- 1.5%
500,000	AT&T, Inc.	5.800%	2/15/2019	505,863

	TRANSPORTATION - 1.4%
200,000	Burlington Northern Santa Fe LLC	4.700%	10/1/2019	203,614
250,000	Norfolk Southern Corp.	5.900%	6/15/2019	254,949
				458,563

	TOTAL CORPORATE BONDS (Cost - $25,003,328)			24,886,525

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts (a)		Counterparty	Expiration Date - Exercise Price		Notional Value	Value
	TOTAL OPTIONS PURCHASED - 10.6% *
	CALL OPTIONS PURCHASED - 9.4% *
185	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $265.00		$4,902,500	$537,795
108	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $270.00		2,916,000	266,868
65	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $260.00		1,690,000	231,725
108	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $265.00		2,862,000	337,230
36	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $260.00		936,000	138,690
61	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $265.00		1,616,500	209,413
129	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $270.00		3,483,000	390,031
70	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $275.00		1,925,000	183,820
60	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $270.00		1,620,000	198,240
27	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $275.00		742,500	79,083
154	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $290.00		4,466,000	286,286
100	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $295.00		2,950,000	155,100
19	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $290.00		551,000	40,850
10	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $295.00		295,000	18,270
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,073,209)					3,073,401

	PUT OPTIONS PURCHASED - 1.2% *
84	SPDR S&P 500 ETF Trust	Interactive Brokers	10/08/2018 - $255.00		2,142,000	504
87	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $230.00		2,001,000	6,090
206	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $235.00		4,841,000	16,686
133	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $235.00		3,125,500	19,618
41	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $240.00		984,000	7,175
57	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $225.00		1,282,500	12,540
39	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $230.00		897,000	9,828
53	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $240.00		1,272,000	17,013
146	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $245.00		3,577,000	52,268
10	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $230.00		230,000	3,650
77	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $235.00		1,809,500	31,570
5	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $255.00		127,500	3,232
250	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $260.00		6,500,000	181,500
6	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $255.00		153,000	4,740
25	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $260.00		650,000	21,975
	TOTAL PUT OPTIONS PURCHASED (Cost - $874,920)					388,389

	TOTAL OPTIONS PURCHASED (Cost - $2,948,129)					3,461,790

Principal			Coupon Rate	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 4.7%
$400,000	United States Treasury Note		1.250%	11/15/2018		399,585
250,000	United States Treasury Note		0.750%	7/15/2019		246,514
400,000	United States Treasury Note		1.500%	4/15/2020		392,422
500,000	United States Treasury Note		1.500%	5/31/2020		489,580
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,529,831)					1,528,101

	TOTAL INVESTMENTS - 101.2% (Cost - $32,641,451)					$32,976,527
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%					(408,211)
	NET ASSETS - 100.0%					$32,568,316

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	TOTAL OPTIONS WRITTEN - (3.8)% *
	CALL OPTIONS WRITTEN - (1.2)% *
75	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $300.00	$2,250,000	$23,175
218	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $305.00	6,649,000	34,444
65	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $300.00	1,950,000	35,425
108	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $305.00	3,294,000	36,396
39	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $300.00	1,170,000	35,763
58	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $305.00	1,769,000	39,092
99	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $310.00	3,069,000	47,718
100	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $315.00	3,150,000	31,350
60	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $310.00	1,860,000	45,360
27	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $315.00	850,500	15,093
214	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $335.00	7,169,000	29,318
40	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $340.00	1,360,000	3,820
19	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $335.00	636,500	5,035
10	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $340.00	340,000	1,930
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $233,033)				383,919

	PUT OPTIONS WRITTEN - (2.6)% *
185	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $265.00	4,902,500	43,105
108	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $270.00	2,916,000	30,024
65	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $260.00	1,690,000	20,800
109	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $265.00	2,888,500	40,875
35	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $260.00	910,000	18,830
61	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $265.00	1,616,500	37,363
126	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $270.00	3,402,000	86,814
73	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $275.00	2,007,500	58,911
60	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $270.00	1,620,000	55,500
27	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $275.00	742,500	27,486
154	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $290.00	4,466,000	224,224
101	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $295.00	2,979,500	163,620
19	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $290.00	551,000	31,027
12	SPDR S&P 500 ETF Trust	Interactive Brokers	12/20/2019 - $295.00	354,000	21,882
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,788,459)				860,461

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,021,492)				$1,244,380

ETF - Exchange Traded Fund

LLC - Limited Liability Company

+	All or a portion of this security is segregated as collateral for options written.

^	Step coupon.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Hedged Commodity Fund and the Hedged Futures Fund (the “Funds”) invests a portion of their assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of March 31, 2018, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2018, for each Funds’ assets and liabilities measured at fair value:

Small-Cap Insider Buying Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$20,251,188	$—	$—	$20,251,188
Total Assets	$20,251,188	$—	$—	$20,251,188

Insider Buying Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$58,452,776	$—	$—	$58,452,776
Total Assets	$58,452,776	$—	$—	$58,452,776

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Insider Long/Short Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$1,666,857	$—	$—	$1,666,857
Total Assets	$1,666,857	$—	$—	$1,666,857
Liabilities(a,b)
Common Stock Sold Short	$706,826	$—	$—	$706,826
Total Liabilities	$706,826	$—	$—	$706,826

Hedged Commodity Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$16,216,353	—	—	$16,216,353
Put Options Purchased	15,031,595	—	—	15,031,595
Prime Meridian Income QP Fund (1)	3,266,372	—	—	3,266,372
United States Government Securities	—	40,842,659	—	40,842,659
Total Assets	$34,514,320	$40,842,659	$—	$75,356,979
Liabilities(a,b)
Call Options Written	$15,699,644	$—	$—	$15,699,644
Put Options Written	17,389,520	—	—	17,389,520
Total Liabilities	$33,089,164	$—	$—	$33,089,164

Hedged Futures Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$51,312,500	$—	$—	$51,312,500
Put Options Purchased	13,706,250	—	—	13,706,250
Prime Meridian Income QP Fund (1)	69,509,607	—	—	69,509,607
U.S. Government Securities		274,704,341	—	274,704,341
Short-Term Investments	185,386,693		—	185,386,693
Total Assets	$319,915,050	$274,704,341	$—	$594,619,391
Liabilities(a,b)
Call Options Written	$77,881,250	$—	$—	$77,881,250
Put Options Written	15,568,750	—	—	15,568,750
Total Liabilities	$93,450,000	$—	$—	$93,450,000

Insider Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$405,149	$—	$405,149
Corporate Bonds	—	2,450,041	—	2,450,041
Total Assets	$—	$2,855,190	$—	$2,855,190

Systematic Alpha Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,322,657	$—	$—	$2,322,657
Open Ended Fund	391,836	—	—	391,836
Total Assets	$2,714,493	$—	$—	$2,714,493
Derivatives(a,b)
Liabilities
Total Return Swaps	$—	$303,684	$—	$303,684
Total Derivatives	$—	$303,684	$—	$303,684

IPOx Allocation Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$2,711,132	$—	$—	$2,711,132
Total Assets	$2,711,132	$—	$—	$2,711,132

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Macro Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Put Options Purchased	$1,135,448	$3,110,202	—	$4,245,650
Call Options Purchased	73,181	1,259,167	—	1,332,348
Total Assets	$1,208,629	$4,369,369	$—	$5,577,998
Liabilities(a,b)
Put Options Written	$—	$282	$—	$282
Call Options Written	457,815	557,021	—	1,014,836
Total Liabilities	$457,815	$557,303	$—	$1,015,118
Derivatives(a,b)
Liabilities
Total Return Swaps	$—	$1,249	$—	$1,249
Total Derivatives	$—	$1,249	$—	$1,249

Multi Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
U.S. Government	$—	$499,258	$—	$499,258
Short-Term Investments	4,178,789		$—	4,178,789
Total Assets	$4,178,789	$499,258	$—	$4,678,047
Derivatives(a,b)
Assets
Futures Contracts	$46,499	$—	$—	$46,499
Liabilities
Futures Contracts	7,000	—	—	7,000
Total Derivatives	$39,499	$—	$—	$39,499

Dynamic Alpha Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$447,952,955	$—	$—	$447,952,955
Total Assets	$447,952,955	$—	$—	$447,952,955

Buyback Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$23,355,615	$—	$—	$23,355,615
Total Assets	$23,355,615	$—	$—	$23,355,615

Growth of Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$6,446,521	$—	$—	$6,446,521
Total Assets	$6,446,521	$—	$—	$6,446,521

Exceed Defined Risk Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,103,904	$—	$—	$2,103,904
Corporate Bonds	—	9,257,598	—	9,257,598
United States Government Securities	—	493,027	—	493,027
Call Options Purchased	776,676	1,120,111	—	1,896,787
Total Assets	$2,880,580	$10,870,736	$—	$13,751,316
Liabilities(a,b)
Call Options Written	$748,737	$58,772	$—	$807,509
Put Options Written	144,472	29,645	—	174,117
Total Liabilities	$893,209	$88,417	$—	$981,626

Lyons Tactical Allocation Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$101,852,454	$—	$—	$101,852,454
United States Government Securities	—	9,763,574	—	9,763,574
Short-Term Investments	—	5,188,312	—	5,188,312
Total Assets	$101,852,454	$14,951,886	$—	$116,804,340

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

MAP Global Equity Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$39,272,506	$—	$—	$39,272,506
Mutual Fund	1,127,120	—	—	1,127,120
Total Assets	$40,399,626	$—	$—	$40,399,626
Liabilities(a,b)
Call Options Written	$256,388	$—	$—	$256,388
Total Liabilities	$256,388	$—	$—	$256,388

MAP Global Balanced Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$274,480	$—	$—	$274,480
Common Stock	11,010,782	—	—	11,010,782
Convertible Bonds	—	670,420	—	670,420
Corporate Bonds	—	10,094,796	—	10,094,796
Total Assets	$11,285,262	$10,765,216	$—	$22,050,478
Liabilities(a,b)
Call Options Written	$9,200	$—	$—	$9,200
Total Liabilities	$9,200	$—	$—	$9,200

Millburn Hedge Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,127,849,478	$—	$—	$2,127,849,478
United States Government Securities	—	1,077,358,230	—	1,077,358,230
Total Assets	$2,127,849,478	$1,077,358,230	$—	$3,205,207,708
Derivatives(a,b)
Assets
Futures Contracts	$117,947,362	$—	$—	$117,947,362
Forward Contracts	—	60,745,488	—	60,745,488
Total	$117,947,362	$60,745,488	$—	$178,692,850
Liabilities
Futures Contracts	$14,942,020	$—	$—	$14,942,020
Forward Contracts	—	80,055,383	—	80,055,383
Total	$14,942,020	$80,055,383	$—	$94,997,403

MLP & Infrastructure Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$185,265,327	$—	$—	$185,265,327
Total Assets	$185,265,327	$—	$—	$185,265,327

Floating Rate Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$173,068	$—	$—	$173,068
Exchange Traded Fund	1,737,750	—	—	$1,737,750
Corporate Bonds	—	3,899,765	—	3,899,765
Collateralized Loan Obligations	—	2,005,955	—	2,005,955
Bank Loans	—	46,888,355	—	46,888,355
Total Assets	$1,910,818	$52,794,075	$—	$54,704,893

High Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,784,218	—	$6,784,218
Corporate Bonds	—	20,315,502	—	20,315,502
Total Assets	$—	$27,099,720	$—	$27,099,720

Total Return Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$9,126,456	$—	$—	$9,126,456
Exchanged Traded Funds	735,946	—	—	735,946
Convertible Bonds	—	2,301,750	—	2,301,750
Corporate Bonds	—	5,960,393	—	5,960,393
Total Assets	$9,862,402	$8,262,143	$—	$18,124,545

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Stone Beach Income Opportunity Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$3,303,670	$—	$3,303,670
Private Collateralized Mortgage Obligations	—	4,587,848	—	4,587,848
Mortgage Notes	—	—	437,000	437,000
Total Assets	$—	$7,891,518	$437,000	$8,328,518
Derivatives(a,b)
Assets
Futures Contracts	$13,281	$—	$—	$13,281

Liabilities
Futures Contracts	$7,234	$—	$—	$7,234

Exceed Defined Shield Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,100,111	$—	$—	$3,100,111
Corporate Bonds	—	24,886,525	—	24,886,525
Call Options Purchased	1,305,169	1,768,232	—	3,073,401
Put Options Purchased	365,539	22,850	—	388,389
United States Government Securities	—	1,528,101	—	1,528,101
Short-Term Investments	—	—	—	—
Total Assets	$4,770,819	$28,205,708	$—	$32,976,527
Liabilities(a,b)
Call Options Written	$263,316	$120,603	$—	$383,919
Put Options Written	659,478	200,983	—	860,461
Total Liabilities	$922,794	$321,586	$—	$1,244,380

*	Please refer to the Portfolio of Investments for industry classifications.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund, Total Return Income Fund and Income Opportunity Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2017	$—	$—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—
Ending balance March 31, 2018	$—	$—

The following is a reconciliation of Mortgage Notes (Income Opportunity Fund), for which Level 3 inputs were used in determining value:

Stone Beach Income
Opportunity
Fund
Mortgage Notes
Beginning balance June 30, 2018	$767,000
Cost of purchases	—
Total realized gain (loss)	—
Change in unrealized appreciation	—
Reinvestment of dividends	—
Proceeds from sales/maturities/calls	(330,000)
Net transfer in/out of level 3	—
Ending balance September 30, 2018	$437,000

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:

High Income Fund

Convertible Bonds
Energy Conversion Devices, Inc.		—	Bankruptcy	Expected future cash payments
	Total Fair Value Securities	$—
Total Return Income Fund

Convertible Bonds
Energy Conversion Devices, Inc.		—	Bankruptcy	Expected future cash payments
	Total Fair Value Securities	$—
Income Opportunity

Mortgage Notes		$437,000	Cost Approach	No Impairments
	Total Fair Value Securities	$437,000

Fair value securities as a percent of Net Assets 0.00%, 0.00% and 3.9% for High Income Fund, Total Return Income Fund and Income Opportunity respectively.

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At March 31, 2018, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

Structured Notes – The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund and Macro Strategy Fund has entered into various swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2018, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	7,164,152
	Written Options	Commodity	(3,984,710)
Hedged Futures Strategy Fund	Purchased Options	Equity	1,878,607
	Written Options	Equity	16,336,524
Macro Strategy Fund	Purchased Options	Equity	(1,724,801)
	Written Options	Equity	649,783
	Swap	Commodity	(113,543)
	Swap	Foreign Exchange	(31,243)
	Swap	Interest Rate	217,061
Millburn Hedge Strategy Fund	Futures	Commodity	37,660,902
		Equity	48,748,956
		Interest Rate	16,595,484
	Forward Contracts	Foreign Exchange	10,086,256
Systematic Alpha Fund	Swap	Total Return Swap	(133,703)

Fund	Derivative	Risk type	Unrealized
Multi Strategy Fund	Futures	Commodity	15,481
		Equity	15,982
		Foreign Exchange	3,920
		Interest Rate	11,116
Exceed Defined Risk Fund	Purchased Options	Equity	641,148
	Written Options	Equity	(96,837)
MAP Global Equity Fund	Written Options	Equity	22,972
MAP Global Balanced Fund	Written Options	Equity	11,584
Stone Beach Income Opportunity Fund	Futures	Interest Rate	6,047
Exceed Defined Shield Fund	Purchased Options	Equity	513,661
	Written Options	Equity	777,112

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2018, is a reflection of the volume of derivative activity for the Funds.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

	Inception Date of CFC	CFC Net Assets as of September 30, 2018	% of Net Assets as of September 30, 2018
Hedged Commodity – CFC	6/25/2015	$8,956,684	16.40%
Multi Strategy –CFC	6/25/2015	1,133,335	18.94%
Millburn - CFC	11/2/2015	245,021,843	5.71%
Systematic – CFC	12/19/2017	601,947	16.54%
Macro Strategy - CFC	3/28/2018	2,364,595	22.50%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

Agreggate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider Buying Fund	18,401,898	2,320,154	(470,864)	1,849,290
Insider Buying Fund	48,527,975	9,952,785	(27,984)	9,924,801
Insider Long/Short Fund	499,218	541,879	(81,066)	460,813
Hedged Commodity Strategy Fund	39,716,699	20,506,032	(17,954,916)	2,551,116
Hedged Futures Strategy Fund	479,826,139	39,927,414	(18,584,162)	21,343,252
Insider Income Fund	2,806,800	59,902	(11,512)	48,390
Systematic Alpha Fund	2,709,227	10,625	(5,359)	5,266
IPOx Allocation Fund	2,578,061	250,986	(117,915)	133,071
Macro Strategy Fund	3,084,314	4,678,836	(3,200,269)	1,478,567
Multi Strategy Fund	4,688,896	—	(10,849)	(10,849)
Dynamic Alpha Fund	359,218,755	88,986,236	(252,036)	88,734,200
Buyback Strategy Fund	23,088,732	730,435	(463,552)	266,883
Growth of Income Fund	5,081,324	1,556,477	(191,280)	1,365,197
Exceed Defined Risk Fund	12,324,321	896,731	(451,362)	445,369
Lyons Tactical Allocation Fund	92,859,074	24,622,113	(676,847)	23,945,266
MAP Global Equity Fund	34,030,113	8,841,867	(2,728,742)	6,113,125
MAP Global Balanced Fund	20,918,461	2,305,115	(1,182,298)	1,122,817
Millburn Hedge Strategy Fund	2,925,758,846	464,847,743	(101,703,434)	363,144,309
MLP & Infrastructure Fund	180,977,669	26,663,523	(22,375,865)	4,287,658
Floating Rate Income Fund	54,593,316	367,988	(256,411)	111,577
High Income Fund	32,489,259	1,048,217	(6,437,756)	(5,389,539)
Total Return Income Fund	23,912,688	1,296,998	(7,085,141)	(5,788,143)
Stone Beach Income Opportunity Fund	8,262,950	311,254	(239,639)	71,615
Exceed Defined Shield Fund	30,619,959	1,990,016	(877,828)	1,112,188

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 28, 2018

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 28, 2018